UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 70.0% of Net Assets
Non-Convertible Bonds – 64.8%
	ABS Other – 0.5%
$28,219,745	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$27,895,218
19,681,554	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)(d)(e)	14,810,369
7,870,978	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)(d)(e)	3,128,714
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)(e)(f)	—
13,093,975	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(c)	12,445,541

		58,279,842

	Aerospace & Defense – 1.1%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	26,571,946
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,170,648
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,962,203
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,195,506
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,443,655
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	387,040
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	12,768,780
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.078%, 2/15/2067, 144A(g)	6,365,450
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	33,729,929
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,394,968

		134,990,125

	Airlines – 0.6%
2,917,493	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,994,223
2,918,838	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,981,564
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021(b)(e)	1,210
354,253	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	378,615
5,759,549	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	5,773,948
267,360	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	273,009

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	$56,883,200
2,457,427	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	2,505,372
2,244,899	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	2,245,505

		74,036,646

	Automotive – 0.7%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,395,233
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,734,438
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,618,743
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,733,597
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,845,781
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	38,605,052
12,479,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	11,402,811
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,542,055
3,510,000	IHO Verwaltungs GmbH, PIK, 4.500%, 9/15/2023, 144A(h)	3,360,825
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,321,900

		82,560,435

	Banking – 5.7%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	4,165,025
1,600,000	Bank of America Corp., EMTN, 3-month EURIBOR + 0.550%, 0.229%, 9/14/2018, (EUR)(g)	1,868,932
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	57,737,535
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	41,424,022
16,525,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	12,604,830
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(i)	23,504,250
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,539,540
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	36,526,125
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,005,874
5,875,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	5,026,180

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	$21,199,607
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,210,273
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	24,003,220
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	47,237,979
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,562,770
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,291,723
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	46,560,772
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	39,987,385
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	58,698,659
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	140,273,580
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	16,903,980
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	52,613,827
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,820,546

		696,766,634

	Brokerage – 1.2%
3,986,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,976,035
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,969,800
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	30,444,925
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,292,744
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	30,212,414
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	24,199,751

		144,095,669

	Building Materials – 0.2%
7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	7,384,815
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,530,913
841,000	Masco Corp., 7.125%, 3/15/2020	890,800
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,493,151

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$6,344,000	Owens Corning, 7.000%, 12/01/2036	$7,348,992

		25,648,671

	Cable Satellite – 0.7%
24,185,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	22,371,125
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	8,093,775
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	29,690,906
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,086,010
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	523,395
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,574,620
13,855,000	Ziggo BV, 5.500%, 1/15/2027, 144A	12,941,956

		91,281,787

	Chemicals – 1.5%
3,744,000	Chemours Co. (The), 6.625%, 5/15/2023	3,926,520
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	18,071,460
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(a)(c)	27,175,200
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(a)(c)	9,064,349
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,846,312
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	119,385,581
6,795,000	Methanex Corp., 5.250%, 3/01/2022	6,998,494
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,281,950

		189,749,866

	Construction Machinery – 0.3%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(a)(c)	31,895,742
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,037,116

		34,932,858

	Consumer Cyclical Services – 0.1%
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,476,438

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – 0.1%
$15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	$12,031,805

	Diversified Manufacturing – 0.1%
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.648%, 5/13/2024(g)	11,133,406

	Electric – 1.5%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,067,313
49,372,092	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	53,116,210
63,640,410	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(j)	31,340,993
38,973,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	39,291,799
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,654,773
12,250,000	Vistra Energy Corp., 5.875%, 6/01/2023	12,602,187
21,789,000	Vistra Energy Corp., 7.625%, 11/01/2024	23,232,521
14,980,000	Vistra Energy Corp., 8.125%, 1/30/2026, 144A	16,272,025

		189,577,821

	Finance Companies – 3.7%
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.098%, 1/15/2067, 144A(a)(c)(g)	1,467,230
2,340,000	iStar, Inc., 4.625%, 9/15/2020	2,304,900
20,395,000	iStar, Inc., 5.000%, 7/01/2019	20,344,012
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,931,486
2,830,000	Navient Corp., 5.875%, 10/25/2024	2,734,488
150,996(††)	Navient Corp., 6.000%, 12/15/2043	3,279,256
23,855,000	Navient Corp., 6.750%, 6/15/2026	23,311,106
73,050,000	Navient Corp., MTN, 6.125%, 3/25/2024	72,136,875
27,420,000	Navient LLC, 5.500%, 1/25/2023	26,940,150
2,950,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,086,437
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(a)(c)	43,115,280
64,652,000	Springleaf Finance Corp., 5.250%, 12/15/2019	65,460,150
31,410,000	Springleaf Finance Corp., 6.875%, 3/15/2025	31,174,425

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$36,085,000	Springleaf Finance Corp., 7.750%, 10/01/2021	$38,791,375
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	85,240,275
35,775,000	Wand Merger Corp., 9.125%, 7/15/2026, 144A	36,132,750

		457,450,195

	Food & Beverage – 0.0%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,159,638

	Government Owned—No Guarantee – 0.6%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	30,032,504
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	29,871,560
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	19,793,602

		79,697,666

	Healthcare – 2.2%
27,204,000	HCA, Inc., 7.050%, 12/01/2027	28,088,130
27,545,000	HCA, Inc., 7.500%, 11/06/2033	28,991,112
45,324,000	HCA, Inc., 8.360%, 4/15/2024	50,649,570
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,499,520
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,130,530
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	358,956
13,820,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	14,727,007
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,406,762
40,210,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	38,224,631
51,345,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	51,088,275
35,499,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	32,304,090
1,300,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,352,000
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,035,065
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	694,313

		269,549,961

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 0.6%
$363,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	$371,168
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(a)(c)	15,118,666
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	50,763,825
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,429,472

		79,683,131

	Independent Energy – 3.9%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,143,463
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,579,548
37,495,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	41,244,500
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,198,200
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,100,313
21,830,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	14,506,690
11,379,000	California Resources Corp., 5.500%, 9/15/2021	9,978,700
1,709,000	California Resources Corp., 6.000%, 11/15/2024	1,392,835
62,530,000	California Resources Corp., 8.000%, 12/15/2022, 144A	56,745,975
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,761,600
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,413
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,003,050
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	25,064,054
36,790,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	37,433,825
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	19,404,468
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	8,962,562
760,000	Continental Resources, Inc., 5.000%, 9/15/2022	770,042
2,000,000	Eclipse Resources Corp., 8.875%, 7/15/2023	1,895,000
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,855,110
2,037,000	Halcon Resources Corp., 6.750%, 2/15/2025	1,904,595

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	$22,030,937
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	134,850
16,830,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	15,693,975
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,706,550
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	287,440
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,173,925
16,535,000	Rex Energy Corp., 8.000%, 10/01/2020(j)	1,488,150
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023	18,394,000
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	10,588,050
4,915,000	SM Energy Co., 5.000%, 1/15/2024	4,650,819
9,235,000	SM Energy Co., 5.625%, 6/01/2025	8,796,337
23,842,000	SM Energy Co., 6.125%, 11/15/2022	24,438,050
395,000	SM Energy Co., 6.500%, 11/15/2021	404,085
8,080,000	SM Energy Co., 6.500%, 1/01/2023	8,160,800
9,895,000	SM Energy Co., 6.750%, 9/15/2026	9,919,737
25,060,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	23,180,500
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	39,519,580
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	7,237,146
29,360,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	30,240,800

		474,005,674

	Life Insurance – 2.2%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,505,996
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(i)	71,814,917
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(i)	1,640,145
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,779,047
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,669,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$2,030,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	$2,750,650
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	71,570,156
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(c)	62,493,365
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(c)	15,463,988

		264,687,764

	Local Authorities – 0.9%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	28,795,035
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	77,210,324
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(k)	1,083,036
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,134,436

		108,222,831

	Media Entertainment – 0.5%
7,627,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	7,581,543
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,035,452
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(j)	1,204,225
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(j)	50,654,000

		65,475,220

	Metals & Mining – 1.1%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(c)(j)(l)	42,283
35,180,000	ArcelorMittal, 6.750%, 3/01/2041	39,715,406
3,635,000	ArcelorMittal, 7.000%, 10/15/2039	4,173,707
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,225,140
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	26,438,868
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	101,000
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	16,816,500
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,426,071
3,135,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	2,978,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	$9,226,424
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	14,193,937
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,051,415

		130,389,001

	Midstream – 1.0%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	762,550
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,525,125
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,368,217
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,506,118
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	7,807,958
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	237,573
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,444,821
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	16,936,290
1,158,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	1,172,475
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	11,670,550
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	240,875
15,845,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(i)	15,562,801
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	18,327,152

		124,562,505

	Mortgage Related – 0.0%
32,975	FHLMC, 5.000%, 12/01/2031	34,945

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
1,469,075	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(m)	1,493,167
9,712,751	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	7,378,337

		8,871,504

	Oil Field Services – 1.4%
15,500,000	Ensco PLC, 7.750%, 2/01/2026	14,642,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	$9,086,970
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	14,156,100
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	13,559,950
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,450
7,989	Precision Drilling Corp., 6.500%, 12/15/2021	8,159
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,730,325
31,331,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	31,644,310
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	51,322,175
43,287,000	Transocean, Inc., 6.800%, 3/15/2038	35,170,687

		172,330,976

	Paper – 1.1%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	52,066,609
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,429,486
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,777,311
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	33,238,851
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,908,011
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,839,831

		132,260,099

	Property & Casualty Insurance – 0.1%
2,000,000	Liberty Mutual Group, Inc., 3-month LIBOR + 2.905%, 5.246%, 3/07/2067, 144A(g)	1,950,000
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.608%, 1/15/2033(f)(g)	40,800
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.608%, 1/15/2033, 144A(f)(g)	7,132,350

		9,123,150

	Retailers – 0.9%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,983,966
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,007,499
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,530,743

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$4,436,000	Foot Locker, Inc., 8.500%, 1/15/2022	$5,068,130
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,694,188
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	20,795,625
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,985,975
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,258,791
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,257,525
24,599,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	25,484,072
19,287,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	14,417,032

		116,483,546

	Supermarkets – 1.7%
14,985,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	13,261,725
6,795,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	6,415,160
112,693,000	New Albertsons LP, 7.450%, 8/01/2029	91,281,330
33,814,000	New Albertsons LP, 7.750%, 6/15/2026	29,707,290
35,988,000	New Albertsons LP, 8.000%, 5/01/2031	29,695,498
13,559,000	New Albertsons LP, 8.700%, 5/01/2030	11,830,227
23,098,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	17,785,460
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,515,650
1,399,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,423,063

		203,915,403

	Supranational – 0.4%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	14,729,051
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	31,019,730

		45,748,781

	Technology – 0.8%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	250,495
9,335,000	Amkor Technology, Inc., 6.375%, 10/01/2022	9,498,363

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	$76,380,279
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,140,930
2,530,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,869,981

		103,140,048

	Transportation Services – 0.2%
20,994,000	APL Ltd., 8.000%, 1/15/2024(a)(c)	20,416,665

	Treasuries – 21.0%
545,500,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	404,545,107
254,495,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	193,521,897
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(n)	1,137,770
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(n)	2,086,884
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(n)	1,321,279
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(n)	318,761
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(n)	3,768,628
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(n)	4,882,924
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(n)	466,195
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(n)	6,260,710
2,331,740,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	19,467,318
5,523,835,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	43,968,014
8,600,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	38,665,304
8,554,600(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	41,699,919
4,579,595(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	23,285,080
10,160,320(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	50,850,073
39,547,655(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	201,983,222
3,288,446(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	17,660,355
113,749(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	643,178

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
34,470,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	$194,905,784
137,580,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	95,290,427
128,565,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	96,899,866
83,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	57,384,220
764,599,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	100,926,861
1,096,778,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	139,130,222
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	60,090,487
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	25,794,321
150,000,000	U.S. Treasury Note, 0.750%, 8/31/2018	149,716,008
600,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	598,173,834

		2,574,844,648

	Wireless – 1.0%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	12,957,341
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,308,646
53,182,000	Sprint Capital Corp., 6.875%, 11/15/2028	50,921,765
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	8,988,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	27,440,774
10,853,000	Sprint Corp., 7.125%, 6/15/2024	10,957,080
2,268,000	Sprint Corp., 7.250%, 9/15/2021	2,358,720

		119,932,326

	Wirelines – 5.1%
137,303,000	AT&T, Inc., 4.300%, 2/15/2030, 144A	129,601,172
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,437,178
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,780,415
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	10,317,624
31,630,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	29,494,975
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,771,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	$10,124,600
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,021,650
1,700,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,747,889
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	11,853,975
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,382,400
1,350,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,231,875
9,614,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	8,965,055
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,243,656
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,646,344
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	37,050
830,000	Frontier Communications Corp., 7.125%, 1/15/2023	611,606
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,350,388
410,000	Frontier Communications Corp., 9.000%, 8/15/2031	268,550
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	58,848,367
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,331,286
43,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	38,918,896
32,321,000	Qwest Corp., 6.875%, 9/15/2033	30,305,924
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,523,972
785,000	Qwest Corp., 7.250%, 10/15/2035	765,505
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	47,214,479
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,132,725
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,245,093
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,058,284
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	27,975,742
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	21,314,282
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028, 144A	70,505,630

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,009,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	$669,835
12,552,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	11,265,420
5,861,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	3,722,145

		624,685,862

	Total Non-Convertible Bonds (Identified Cost $8,522,931,271)	7,941,233,542

Convertible Bonds – 3.7%
	Building Materials – 0.1%
12,041,000	KB Home, 1.375%, 2/01/2019	13,060,644

	Cable Satellite – 1.8%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	42,713,891
177,520,000	DISH Network Corp., 3.375%, 8/15/2026	171,945,162

		214,659,053

	Chemicals – 0.1%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	7,211,994

	Healthcare – 0.1%
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	7,281,564

	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	33,881,395

	Midstream – 0.6%
56,050,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	56,962,774
14,628,000	SM Energy Co., 1.500%, 7/01/2021	15,069,605
4,415,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	4,213,813

		76,246,192

	Pharmaceuticals – 0.0%
2,107,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,128,491
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,469,761

		5,598,252

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs –Mortgage – 0.1%
$18,765,000	iStar, Inc., 3.125%, 9/15/2022, 144A	$18,247,348

	Technology – 0.6%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	15,943,338
6,672,918	Liberty Interactive LLC, 3.500%, 1/15/2031	7,822,401
27,117,000	Nuance Communications, Inc., 1.000%, 12/15/2035	24,233,921
16,613,000	Nuance Communications, Inc., 1.250%, 4/01/2025	15,588,642
1,566,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,505,044
14,640,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	14,708,881

		79,802,227

	Total Convertible Bonds (Identified Cost $451,993,795)	455,988,669

Municipals – 1.5%
	District of Columbia – 0.1%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,803,846

	Illinois – 0.2%
25,725,000	State of Illinois, 5.100%, 6/01/2033	24,345,111

	Michigan – 0.1%
16,960,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,318,704

	Virginia – 0.8%
97,835,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	96,671,742

	Puerto Rico – 0.3%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(j)	34,510,050

	Total Municipals (Identified Cost $211,937,753)	180,649,453

	Total Bonds and Notes (Identified Cost $9,186,862,819)	8,577,871,664

Senior Loans – 0.7%
	Chemicals – 0.4%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.594%, 12/20/2020(g)	48,295,294

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Financial Other – 0.2%
$16,432,878	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.557%, 3/04/2022(g)	$16,432,878

	Natural Gas – 0.0%
2,016,224	Southcross Holdings Borrower LP, Exit Term Loan B, PIK, 3.500%, 4/13/2023(o)	1,915,413

	Oil Field Services – 0.0%
3,733,636	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.834%, 3/19/2021(g)	3,591,758

	Retailers – 0.0%
4,357,913	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 7.094%, 8/21/2019(g)(j)	3,613,451

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.058%, 4/01/2022(g)	6,703,529

	Transportation Services – 0.0%
3,794,454	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 6.770%, 8/05/2019(g)	3,756,509

	Total Senior Loans (Identified Cost $93,044,088)	84,308,832

Shares
Common Stocks – 4.0%
	Aerospace & Defense – 0.3%
1,856,174	Arconic, Inc.	31,573,520

	Automobiles – 1.9%
21,480,222	Ford Motor Co.	237,786,058

	Diversified Telecommunication Services – 0.1%
307,212	Hawaiian Telcom Holdco, Inc.(f)	8,884,571

	Media – 0.1%
559,124	Dex Media, Inc.(d)(f)	5,814,890

	Oil, Gas & Consumable Fuels – 0.1%
1,033,462	Chesapeake Energy Corp.(f)	5,415,341
2,354	Frontera Energy Corp.(f)	34,254
209,391	Paragon Offshore Ltd., Litigation Units, Class A(d)(f)	179,657
299,302	Paragon Offshore Ltd., Litigation Units, Class B(d)(f)	8,979,060
2,021	Southcross Holdings Group LLC(d)(f)	—
2,021	Southcross Holdings LP, Class A(b)(d)(f)	495,145

		15,103,457

	Pharmaceuticals – 1.5%
3,414,069	Bristol-Myers Squibb Co.	188,934,578

	Total Common Stocks (Identified Cost $402,675,952)	488,097,074

Shares	Description	Value (†)
Preferred Stocks – 1.7%
Convertible Preferred Stocks – 1.5%
	Banking – 0.4%
25,823	Bank of America Corp., Series L, 7.250%	$32,291,662
12,483	Wells Fargo & Co., Class A, Series L, 7.500%	15,721,839

		48,013,501

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., Series B, 6.750%	737,942

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	15,158,543

	Midstream – 0.7%
257,387	Chesapeake Energy Corp., 4.500%	14,670,802
476,844	Chesapeake Energy Corp., 5.000%	28,849,062
3,044	Chesapeake Energy Corp., 5.750%	1,908,285
18,479	Chesapeake Energy Corp., 5.750%	11,300,025
39,322	Chesapeake Energy Corp., 5.750%, 144A	24,650,985
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A	10,061,725

		91,440,884

	REITs—Health Care – 0.1%
172,150	Welltower, Inc., Series I, 6.500%	10,234,318

	REITs—Mortgage – 0.2%
428,251	iStar, Inc., Series J, 4.500%	19,944,634

	Total Convertible Preferred Stocks (Identified Cost $203,001,958)	185,529,822

Non-Convertible Preferred Stocks – 0.2%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	141,912
100	Entergy Arkansas, Inc., 4.320%	10,075
5,000	Entergy Mississippi, Inc., 4.360%	519,123
50,100	Southern California Edison Co., 4.780%	1,209,414

		1,880,524

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	$397,699

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(f)	317,202

	REITs—Office Property – 0.1%
2,318	Highwoods Realty LP, Series A, 8.625%	2,810,189

	REITs—Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,552,375

	Total Non-Convertible Preferred Stocks (Identified Cost $12,167,460)	15,957,989

	Total Preferred Stocks (Identified Cost $215,169,418)	201,487,811

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	3,731,544

Principal Amount (‡)
Short-Term Investments – 20.0%
$92,767,566	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $92,776,070 on 7/02/2018 collateralized by $97,325,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $94,625,594 including accrued interest(p)	92,767,566
50,000,000	U.S. Treasury Bills, 1.716%, 7/12/2018(q)	49,976,719
500,000,000	U.S. Treasury Bills, 1.865%-1.880%, 8/30/2018(q)(r)	498,475,835
150,000,000	U.S. Treasury Bills, 1.876%, 9/20/2018(q)	149,374,999
250,000,000	U.S. Treasury Bills, 1.881%-1.885%, 9/06/2018(q)(r)	249,139,480
150,000,000	U.S. Treasury Bills, 1.980%-1.984%, 11/01/2018(q)(r)	148,998,584
300,000,000	U.S. Treasury Bills, 1.995%, 11/08/2018(q)	297,863,436
625,000,000	U.S. Treasury Bills, 2.030%-2.047%, 11/15/2018(q)(r)	620,271,875
351,000,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(q)(r)	344,614,871

	Total Short-Term Investments (Identified Cost $2,451,321,223)	2,451,483,365

Description	Value (†)
Total Investments – 96.4% (Identified Cost $12,358,881,437)	$11,806,980,290
Other assets less liabilities – 3.6%	441,710,318

Net Assets – 100.0%	$12,248,690,608

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2018, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$266,593,527	2.2%	$17,940,293	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $266,593,527 or 2.2% of net assets.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Illiquid security.
(d)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$2,639,400	$5,814,890	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	19,101,306	14,810,369	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	7,582,168	3,128,714	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	25,395,339	—	—
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	28,157,326	8,979,060	0.1%
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	1,451,033	179,657	Less than 0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,950,992	495,145	Less than 0.1%

(e)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $17,940,293 or 0.1% of net assets.
(f)	Non-income producing security.
(g)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(h)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018, interest payments were made in cash.

(i)	Perpetual bond with no specified maturity date.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(m)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(n)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(o)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018 interest payments were made in principal.

(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(r)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $1,899,652,630 or 15.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$12,445,541	$45,834,301	(b)(c)	$58,279,842
Airlines	—	74,035,436	1,210	(d)	74,036,646
Finance Companies	3,279,256	454,170,939	—		457,450,195
All Other Non-Convertible Bonds(a)	—	7,351,466,859	—		7,351,466,859

Total Non-Convertible Bonds	3,279,256	7,892,118,775	45,835,511		7,941,233,542

Convertible Bonds(a)	—	455,988,669	—		455,988,669
Municipals(a)	—	180,649,453	—		180,649,453

Total Bonds and Notes	3,279,256	8,528,756,897	45,835,511		8,577,871,664

Senior Loans(a)	—	84,308,832	—		84,308,832
Common Stocks
Media	—	5,814,890	—		5,814,890
Oil, Gas & Consumable Fuels	5,449,595	9,158,717	495,145	(e)	15,103,457
All Other Common Stocks(a)	467,178,727	—	—		467,178,727

Total Common Stocks	472,628,322	14,973,607	495,145		488,097,074

Preferred Stocks
Convertible Preferred Stocks
Midstream	14,670,802	76,770,082	—		91,440,884
REITs – Mortgage	—	19,944,634	—		19,944,634
All Other Convertible Preferred Stocks(a)	74,144,304	—	—		74,144,304

Total Convertible Preferred Stocks	88,815,106	96,714,716	—		185,529,822

Non-Convertible Preferred Stocks
Electric	1,209,414	671,110	—		1,880,524
REITs—Office Property	—	2,810,189	—		2,810,189
REITs—Warehouse/Industrials	—	10,552,375	—		10,552,375
All Other Non-Convertible Preferred Stocks(a)	714,901	—	—		714,901

Total Non-Convertible Preferred Stocks	1,924,315	14,033,674	—		15,957,989

Total Preferred Stocks	90,739,421	110,748,390	—		201,487,811

Closed-End Investment Companies	3,731,544	—	—		3,731,544
Short-Term Investments	—	2,451,483,365	—		2,451,483,365

Total	$570,378,543	$11,190,271,091	$46,330,656		$11,806,980,290

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices ($17,939,083) and fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($27,895,218).
(c)	Includes a security fair valued at zero using Level 3 inputs.
(d)	Fair valued by the Fund’s adviser.
(e)	Valued using broker-dealer bid prices.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,669,109	(a)	$—	$9,543	$1,515,022	$1,293,142	$(652,515)	$—	$—	$45,834,301	(a)	$1,517,062
Airlines	1,197		—	—	13	—	—	—	—	1,210		13
Chemicals	23,428,890		—	—	—	—	—	—	(23,428,890)	—		—
Metals & Mining	3,383		—	—	—	—	—	—	(3,383)	—		—
Retailers	25,551,200		—	—	—	—	—	—	(25,551,200)	—		—
Senior Loans
Consumer Cyclical Services	9,747,713		—	(7,009)	1,083,080	1,048,983	(11,872,767)	—	—	—		—
Common Stocks
Media	3,242,919		—	—	—	—	—	—	(3,242,919)	—		—
Oil, Gas & Consumable Fuels	10,541,427	(a)	—	(27,086,937)	32,054,752	—	(9,188,890)	—	(5,825,207)	495,145		(818,505)

Total	$116,185,838		$—	$(27,084,403)	$34,652,867	$2,342,125	$(21,714,172)	$—	$(58,051,599)	$46,330,656		$698,570

(a)	Includes a security fair valued at zero using Level 3 Inputs.

Debt securities valued at $23,432,273 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $25,551,200 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $9,068,126 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At June 30, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	21.0%
Banking	6.1
Wirelines	5.1
Independent Energy	3.9
Finance Companies	3.7
Cable Satellite	2.5
Midstream	2.3
Healthcare	2.3
Life Insurance	2.2
Chemicals	2.0
Other Investments, less than 2% each	25.3
Short-Term Investments	20.0

Total Investments	96.4
Other assets less liabilities	3.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	76.0%
Canadian Dollar	6.7
Mexican Peso	4.8
New Zealand Dollar	2.8
Australian Dollar	2.1
Other, less than 2% each	4.0

Total Investments	96.4
Other assets less liabilities	3.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 105.6% of Net Assets
Non-Convertible Bonds – 104.9%
	ABS Car Loan – 6.0%
$47,000	American Credit Acceptance Receivables Trust, Series 18-2, Class A, 2.940%, 1/10/2022, 144A	$47,013
13,484	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.510%, 5/18/2020(a)	13,461
83,637	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class A2A, 1.830%, 5/18/2021	83,284
40,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/2022	39,274
52,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.710%, 7/19/2021	51,985
100,000	BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, 1-month LIBOR + 0.320%, 2.350%, 5/15/2023, 144A(b)	100,000
48,592	Capital Auto Receivables Asset Trust, Series 2017-1, Class A2, 1.760%, 6/22/2020, 144A(a)	48,439
1,214	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 6/15/2021, 144A	1,212
51,727	CarMax Auto Owner Trust, Series 2017-3, Class A2A, 1.640%, 9/15/2020(a)	51,518
33,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023	32,995
1,867	CPS Auto Receivables Trust, Series 2016-C, Class A, 1.620%, 1/15/2020, 144A	1,866
75,987	CPS Auto Receivables Trust, Series 2018-A, Class A, 2.160%, 5/17/2021, 144A	75,709
19,207	CPS Auto Trust, Series 2016-D, Class A, 1.500%, 6/15/2020, 144A(a)	19,165
56,000	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.250%, 6/15/2021(a)	55,916
38,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.300%, 5/17/2021(a)	37,901
11,853	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A(a)	11,847
35,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.880%, 2/15/2022	34,907
57,567	DT Auto Owner Trust, Series 18-2A, Class B, 3.430%, 5/16/2022, 144A	57,569
26,672	DT Auto Owner Trust, Series 2017-2A, Class A, 1.720%, 5/15/2020, 144A(a)	26,649
32,979	DT Auto Owner Trust, Series 2017-3A, Class A, 1.730%, 8/17/2020, 144A(a)	32,905
79,101	DT Auto Owner Trust, Series 2017-4A, Class A, 1.850%, 8/17/2020, 144A	78,867
51,663	Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.210%, 5/17/2021, 144A	51,500
30,783	First Investors Auto Owner Trust, Series 18-1A, Class A1, 2.840%, 5/16/2022, 144A	30,779
2,717	Flagship Credit Auto Trust, Series 2016-4, Class A1, 1.470%, 3/16/2020, 144A	2,716
56,375	Ford Credit Auto Owner Trust, Series 2017-B, Class A2A, 1.490%, 5/15/2020(a)	56,136

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$22,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A3, 2.010%, 3/15/2022	$21,689
100,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A(a)	98,728
62,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.320%, 7/18/2022	61,213
44,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A4, 2.460%, 7/17/2023	43,142
38,000	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.050%, 11/22/2021	37,484
671	Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.490%, 2/18/2020(a)	671
29,837	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2A, 1.420%, 9/16/2019(a)	29,792
130,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.520%, 5/15/2023	128,147
100,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A4, 3.150%, 7/22/2024(c)	99,999
27,200	Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.780%, 4/15/2020, 144A	27,166
3,197	Westlake Automobile Receivables Trust, Series 2018-1A, Class A1, 1.750%, 2/15/2019, 144A	3,196

		1,594,840

	ABS Credit Card – 3.6%
100,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022(a)	98,525
100,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023(a)	97,979
100,000	American Express Credit Account Master Trust, Series 2018-2, Class A, 3.010%, 10/15/2025	99,570
73,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	71,883
54,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	53,222
26,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	25,474
60,000	Capital One Multi-Asset Execution Trust, Series 2017-A5, Class A5, 1-month LIBOR + 0.580%, 2.653%, 7/15/2027(b)	60,279
100,000	Chase Issuance Trust, Series 2018-A1, Class A1, 1-month LIBOR + 0.200%, 2.273%, 4/17/2023(b)	99,970
133,000	Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.740%, 1/19/2021(a)	132,440
100,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.414%, 1/21/2025(b)	100,090
100,000	Discover Card Execution Note Trust, Series 2017-A7, Class A7, 1-month LIBOR + 0.360%, 2.433%, 4/15/2025(a)(b)	100,268

		939,700

	ABS Home Equity – 1.7%
35,270	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	36,187

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$39,651	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	$40,617
31,525	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(d)	31,400
12,244	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR2, Class 5A1, 3.700%, 3/25/2034(d)	12,514
69,140	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(d)	68,575
92,691	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(d)	91,772
59,480	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(d)	59,153
66,574	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(d)	66,346
39,818	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(d)	39,702

		446,266

	Aerospace & Defense – 0.9%
70,000	General Dynamics Corp., 3.375%, 5/15/2023	70,142
43,000	Lockheed Martin Corp., 2.500%, 11/23/2020	42,438
86,000	Northrop Grumman Corp., 3.250%, 1/15/2028	80,794
40,000	Spirit AeroSystems, Inc., 3.950%, 6/15/2023	40,206

		233,580

	Agency Commercial Mortgage-Backed Securities – 0.6%
20,000	FHLMC Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/2027(a)	19,731
53,000	FHLMC Multifamily Structured Pass Through Certificates, K728, Class A2, 3.064%, 8/25/2024(d)	52,688
32,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027	31,636
11,000	FHLMC Multifamily Structured Pass Through Certificates, Series K070, Class A2, 3.303%, 11/25/2027(d)	10,873
32,000	FHLMC Multifamily Structured Pass Through Certificates, Series K076, Class A2, 3.900%, 4/25/2028	33,117

		148,045

	Automotive – 1.2%
72,000	BMW U.S. Capital LLC, 3.100%, 4/12/2021, 144A	71,551
18,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A	17,811
96,000	Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	93,485
27,000	General Motors Financial Co., Inc., 2.450%, 11/06/2020	26,395

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$92,000	Hyundai Capital America, 4.125%, 6/08/2023, 144A	$91,524
26,000	Toyota Motor Credit Corp., MTN, 1.550%, 10/18/2019(a)	25,634

		326,400

	Banking – 7.9%
91,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022	90,969
162,000	Bank of America Corp., MTN, 4.000%, 1/22/2025(a)	159,919
130,000	Bank of New York Mellon Corp. (The), MTN, 3.500%, 4/28/2023	130,057
112,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021	110,136
200,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	197,527
37,000	Barclays PLC, (fixed rate to 5/16/2028, variable rate thereafter), 4.972%, 5/16/2029	36,657
24,000	BB&T Corp., MTN, 3.200%, 9/03/2021	23,924
96,000	BB&T Corp., MTN, 3.700%, 6/05/2025	95,510
66,000	Branch Banking & Trust Co., 1.450%, 5/10/2019	65,284
53,000	Capital One Financial Corp., 2.500%, 5/12/2020	52,248
83,000	Citibank NA, 2.125%, 10/20/2020	81,008
69,000	Citigroup, Inc., 4.450%, 9/29/2027(a)	67,871
150,000	Citigroup, Inc., (fixed rate to 7/24/2022, variable rate thereafter), 2.876%, 7/24/2023(a)	144,643
64,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	60,268
21,000	Goldman Sachs Group, Inc. (The), 4.750%, 10/21/2045(a)	20,751
38,000	Goldman Sachs Group, Inc. (The), (fixed rate to 4/23/2028, variable rate thereafter), 3.814%, 4/23/2029	36,143
39,000	Goldman Sachs Group, Inc. (The), (fixed rate to 4/23/2038, variable rate thereafter), 4.411%, 4/23/2039	37,400
62,000	Goldman Sachs Group, Inc. (The), (fixed rate to 5/01/2028, variable rate thereafter), 4.223%, 5/01/2029	61,064
200,000	HSBC Holdings PLC, (fixed rate to 5/18/2023, variable rate thereafter), 3.950%, 5/18/2024	199,284
36,000	HSBC Holdings PLC, (fixed rate to 6/19/2028, variable rate thereafter), 4.583%, 6/19/2029	36,361
46,000	JPMorgan Chase & Co., (fixed rate to 11/15/2047, variable rate thereafter), 3.964%, 11/15/2048	41,360
34,000	Morgan Stanley, (fixed rate to 7/22/2037, variable rate thereafter), 3.971%, 7/22/2038(a)	31,504

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$32,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	$31,990
200,000	UBS AG, 2.450%, 12/01/2020, 144A	195,503
23,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045(a)	22,716
11,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046(a)	10,645
36,000	Wells Fargo & Co., Series N, 2.150%, 1/30/2020	35,495

		2,076,237

	Building Materials – 0.1%
20,000	Owens Corning, 4.400%, 1/30/2048	16,699

	Cable Satellite – 0.4%
14,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	12,713
10,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	10,450
44,000	Comcast Corp., 3.550%, 5/01/2028	42,021
7,000	Comcast Corp., 4.049%, 11/01/2052	6,106
17,000	Cox Communications, Inc., 4.600%, 8/15/2047, 144A	15,535
9,000	Time Warner Cable LLC, 7.300%, 7/01/2038	10,202

		97,027

	Chemicals – 0.2%
51,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	53,452

	Collateralized Mortgage Obligations – 1.4%
9,151	Federal Home Loan Mortgage Corp., REMIC, Series 4384, Class LA, 3.500%, 9/15/2040	9,254
34,920	Federal Home Loan Mortgage Corp., Series 3830, Class DZ, 4.000%, 12/15/2030	36,267
7,412	Federal Home Loan Mortgage Corp., Series 3896, Class PA, 4.000%, 3/15/2040	7,601
50,542	Federal Home Loan Mortgage Corp., Series 4798, Class BA, 4.000%, 5/15/2044	51,893
13,190	Federal National Mortgage Association, REMIC, Series 2006-104, Class FC, 1-month LIBOR + 0.250%, 2.341%, 11/25/2036(b)	13,190
50,071	Federal National Mortgage Association, REMIC, Series 2017-41, Class MD, 4.000%, 5/25/2053(a)	51,690
55,802	Federal National Mortgage Association, REMIC, Series 2018-3, Class PA, 3.000%, 4/25/2046	54,696

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$13,027	Federal National Mortgage Association, Series 2013-101, Class A, 3.000%, 9/25/2030	$13,029
73,149	Federal National Mortgage Association, Series 2016-54, Class GA, 2.500%, 11/25/2045	70,628
21,848	Federal National Mortgage Association, Series 2017-91, Class PC, 3.000%, 6/25/2045	21,575
52,142	Federal National Mortgage Association, REMIC, Series 2018-11, Class PA, 3.000%, 6/25/2046	51,056

		380,879

	Construction Machinery – 0.6%
77,000	Caterpillar Financial Services Corp., Series MTN, 3.450%, 5/15/2023	77,082
85,000	John Deere Capital Corp., MTN, 2.700%, 1/06/2023	82,949

		160,031

	Electric – 3.8%
48,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	47,991
32,000	American Transmission Systems, Inc., 5.250%, 1/15/2022, 144A	33,645
41,000	Appalachian Power Co., 4.450%, 6/01/2045(a)	42,157
47,000	Berkshire Hathaway Energy Co., 2.375%, 1/15/2021	46,014
22,000	Commonwealth Edison Co., 4.000%, 3/01/2048	21,520
14,000	Consolidated Edison Co. New York, Inc., 4.500%, 5/15/2058	13,915
14,000	Delmarva Power & Light Co., 4.150%, 5/15/2045(a)	13,926
74,000	Dominion Energy, Inc., 2.962%, 7/01/2019(e)	73,835
19,000	DTE Electric Co., Series A, 4.050%, 5/15/2048	18,868
13,000	Duke Energy Carolinas LLC, 3.950%, 3/15/2048	12,617
21,750	Duke Energy Florida LLC, 2.100%, 12/15/2019	21,625
77,000	Eversource Energy, Series K, 2.750%, 3/15/2022(a)	75,082
21,000	FirstEnergy Corp., Series B, 3.900%, 7/15/2027	20,372
21,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A	23,504
17,000	Florida Power & Light Co., 4.125%, 6/01/2048	17,184
99,000	Fortis, Inc., 3.055%, 10/04/2026	90,199
52,000	ITC Holdings Corp., 2.700%, 11/15/2022	50,078

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$99,000	Jersey Central Power & Light Co., 4.700%, 4/01/2024, 144A	$103,515
30,000	Jersey Central Power & Light Co., 7.350%, 2/01/2019	30,714
49,000	NextEra Energy Capital Holdings, Inc., 2.700%, 9/15/2019(a)	48,755
36,000	Pinnacle West Capital Corp., 2.250%, 11/30/2020	35,119
20,000	Progress Energy, Inc., 7.050%, 3/15/2019	20,574
61,000	Progress Energy, Inc., 7.750%, 3/01/2031	81,165
23,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	21,761
40,000	Southern Co. (The), 4.400%, 7/01/2046	39,051

		1,003,186

	Finance Companies – 0.4%
62,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	63,170
31,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	30,302

		93,472

	Food & Beverage – 0.5%
23,000	General Mills, Inc., 3.200%, 4/16/2021	22,881
21,000	General Mills, Inc., 4.700%, 4/17/2048	20,083
28,000	Hershey Co. (The), 2.900%, 5/15/2020	27,965
38,000	Hershey Company, 3.375%, 5/15/2023	38,137
37,000	Kraft Heinz Foods Co., 2.000%, 7/02/2018	37,000

		146,066

	Government Owned—No Guarantee – 1.7%
24,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	21,984
20,000	DP World Ltd., 6.850%, 7/02/2037, 144A	22,800
87,000	Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022(a)	85,858
33,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032(a)	44,166
47,000	Federal National Mortgage Association, 2.625%, 9/06/2024(a)	46,217
153,000	Petroleos Mexicanos, 5.500%, 1/21/2021(a)	157,512

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned—No Guarantee – continued
$22,000	Petroleos Mexicanos, 6.350%, 2/12/2048, 144A	$19,855
61,000	Syngenta Finance NV, 3.933%, 4/23/2021, 144A	60,846

		459,238

	Health Insurance – 0.3%
81,000	UnitedHealth Group, Inc., 3.500%, 6/15/2023	81,097

	Healthcare – 1.0%
78,000	Abbott Laboratories, 2.900%, 11/30/2021	76,773
42,000	CVS Health Corp., 3.125%, 3/09/2020	41,946
119,000	CVS Health Corp., 3.700%, 3/09/2023	118,396
31,000	CVS Health Corp., 5.050%, 3/25/2048	31,549

		268,664

	Independent Energy – 1.6%
33,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	31,710
42,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	48,538
100,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	103,475
61,000	Concho Resources, Inc., 4.300%, 8/15/2028	61,142
16,000	Concho Resources, Inc., 4.850%, 8/15/2048	16,196
26,000	Continental Resources, Inc., 4.375%, 1/15/2028	25,848
49,000	Continental Resources, Inc., 4.500%, 4/15/2023	49,724
22,000	Continental Resources, Inc., 4.900%, 6/01/2044	21,546
26,000	Devon Energy Corp., 4.000%, 7/15/2021	26,328
16,000	Noble Energy, Inc., 5.050%, 11/15/2044	15,990
20,000	Noble Energy, Inc., 6.000%, 3/01/2041	21,997

		422,494

	Industrial Other – 0.1%
22,000	Wesleyan University, 4.781%, 7/01/2116(a)	22,455

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Integrated Energy – 0.2%
$46,000	BP Capital Markets PLC, 1.768%, 9/19/2019	$45,427

	Life Insurance – 1.1%
12,000	AIA Group Ltd., 2.250%, 3/11/2019, 144A	11,920
64,000	AIG Global Funding, 1.950%, 10/18/2019, 144A(a)	63,138
43,000	American International Group, Inc., 4.500%, 7/16/2044	40,043
7,000	Great-West Lifeco Finance LP, 4.581%, 5/17/2048, 144A	7,085
35,000	MetLife, Inc., 6.400%, 12/15/2066	37,100
87,000	New York Life Global Funding, 1.950%, 9/28/2020, 144A(a)	84,815
37,000	Pricoa Global Funding I, 1.900%, 9/21/2018, 144A(a)	36,944

		281,045

	Media Entertainment – 0.3%
33,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	39,585
37,000	CBS Corp., 3.375%, 2/15/2028	33,300
8,000	Viacom, Inc., 4.375%, 3/15/2043	6,713

		79,598

	Metals & Mining – 0.4%
70,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	67,562
26,000	Vale Overseas Ltd., 8.250%, 1/17/2034	32,435

		99,997

	Midstream – 1.6%
23,000	Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019(a)	22,788
17,000	Energy Transfer Partners LP, 3.600%, 2/01/2023	16,609
41,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	43,633
37,000	EnLink Midstream Partners LP, 2.700%, 4/01/2019	36,639
31,000	Enterprise Products Operating LLC, 2.800%, 2/15/2021	30,604
54,000	Enterprise Products Operating LLC, 4.250%, 2/15/2048	50,243
13,000	MPLX LP, 5.200%, 3/01/2047	12,917

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$11,000	ONEOK Partners LP, 6.850%, 10/15/2037	$13,070
59,000	ONEOK, Inc., 4.550%, 7/15/2028	59,519
43,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	38,788
18,000	Western Gas Partners LP, 5.300%, 3/01/2048	16,540
35,000	Williams Cos., Inc. (The), 8.750%, 3/15/2032	45,127
28,000	Williams Partners LP, 3.750%, 6/15/2027	26,438
9,000	Williams Partners LP, 6.300%, 4/15/2040	10,055

		422,970

	Mortgage Related – 28.3%
344,409	FHLMC, 3.000%, with various maturities from 2046 to 2047(f)	333,789
544,124	FHLMC, 3.500%, with various maturities from 2046 to 2048(f)	541,799
159,726	FHLMC, 4.000%, with various maturities from 2024 to 2047(f)	163,423
115,000	FHLMC (TBA), 3.000%, 7/01/2048(g)	111,306
65,000	FHLMC (TBA), 3.500%, 7/01/2048(g)	64,659
190,000	FHLMC (TBA), 4.000%, 7/01/2048(g)	193,661
723,300	FNMA, 3.000%, with various maturities from 2032 to 2046(f)	705,745
823,068	FNMA, 3.500%, with various maturities from 2046 to 2047(a)(f)	821,555
648,494	FNMA, 4.000%, with various maturities from 2027 to 2048(a)(f)	663,979
63,372	FNMA, 4.500%, with various maturities from 2030 to 2047(f)	66,459
23,941	FNMA, 5.000%, with various maturities from 2033 to 2038(a)(f)	25,684
305,000	FNMA (TBA), 3.000%, with various maturities from 2033 to 2048(f)(g)	296,982
225,000	FNMA (TBA), 3.500%, with various maturities from 2033 to 2048(f)(g)	226,940
295,000	FNMA (TBA), 4.000%, 7/01/2048(g)	300,753
900,000	FNMA (TBA), 4.500%, 7/01/2048(g)	937,133
205,000	FNMA (TBA), 5.000%, 7/01/2048(g)	217,159

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$176,204	GNMA, 3.000%, 7/20/2047	$172,618
104,589	GNMA, 4.000%, 9/20/2047	107,899
145,000	GNMA (TBA), 3.000%, 7/01/2048(g)	141,859
875,000	GNMA (TBA), 3.500%, 7/01/2048(g)	878,367
295,000	GNMA (TBA), 4.000%, 7/01/2048(g)	302,352
190,000	GNMA (TBA), 4.500%, 7/01/2048(g)	197,483

		7,471,604

	Natural Gas – 0.5%
21,000	NiSource, Inc., 3.650%, 6/15/2023, 144A	20,979
34,000	Sempra Energy, 3.400%, 2/01/2028	31,898
39,000	Sempra Energy, 6.000%, 10/15/2039	46,228
42,000	Sempra Energy, 9.800%, 2/15/2019	43,702

		142,807

	Non-Agency Commercial Mortgage-Backed Securities – 2.6%
18,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046(a)	18,611
22,000	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, 3.720%, 12/10/2049(d)	22,034
4,162	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(d)	4,206
29,278	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.380%, 7/10/2045(a)(d)	30,489
24,000	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/2046(a)	23,595
41,000	Commercial Mortgage Trust, Series 2013-CR11, Class A3, 3.983%, 8/10/2050(a)	42,100
42,000	Commercial Mortgage Trust, Series 2013-CR12, Class A3, 3.765%, 10/10/2046(a)	42,658
16,000	Commercial Mortgage Trust, Series 2013-CR7, Class A4, 3.213%, 3/10/2046	15,902
22,000	Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/2047(a)	22,617
31,000	Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/2048	31,200
28,000	Commercial Mortgage Trust, Series 2018-COR3, Class A3, 4.228%, 5/10/2051	28,966
30,000	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.502%, 11/15/2049	29,407
8,000	GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046	7,912

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$56,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A3, 3.801%, 1/10/2047(a)	$57,090
10,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/2049(d)	9,805
14,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.219%, 7/15/2046(d)	14,404
12,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046(d)	12,426
7,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.064%, 2/15/2047	7,207
28,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249%, 2/15/2048(a)	27,445
46,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 5/15/2048	46,232
40,000	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.350%, 7/13/2029, 144A(a)	40,134
28,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/2051(c)	28,838
10,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A4, 3.190%, 2/15/2048	9,786
22,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/2048	22,020
16,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/2048	16,173
20,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.640%, 12/15/2059(a)	19,892
29,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5, 4.212%, 5/15/2051	29,903
22,000	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073%, 6/15/2046(a)	21,733
2,077	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046	2,074

		684,859

	Pharmaceuticals – 0.7%
43,000	AbbVie, Inc., 2.500%, 5/14/2020(a)	42,482
26,000	Bayer U.S. Finance II LLC, 3.500%, 6/25/2021, 144A	26,052
43,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(a)	44,384
75,000	Johnson & Johnson, 3.400%, 1/15/2038	70,837
5,000	Johnson & Johnson, 3.700%, 3/01/2046	4,832

		188,587

	Property & Casualty Insurance – 0.2%
60,000	Hartford Financial Services Group, Inc. (The), 5.500%, 3/30/2020	62,325

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Railroads – 0.6%
$63,000	Union Pacific Corp., 3.500%, 6/08/2023	$63,025
64,000	Union Pacific Corp., 3.950%, 9/10/2028	64,272
37,000	Union Pacific Corp., 4.500%, 9/10/2048	37,607

		164,904

	Refining – 0.3%
57,000	Marathon Petroleum Corp., 3.400%, 12/15/2020	57,114
18,000	Marathon Petroleum Corp., 5.000%, 9/15/2054	16,588

		73,702

	REITs—Office Property – 0.2%
56,000	Alexandria Real Estate Equities, Inc., 4.700%, 7/01/2030	56,550

	REITs—Shopping Centers – 0.1%
29,000	Kimco Realty Corp., 4.450%, 9/01/2047	26,558

	Retailers – 0.7%
22,112	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	20,973
38,000	Home Depot, Inc. (The), 5.875%, 12/16/2036	46,118
21,000	Walmart, Inc., 3.400%, 6/26/2023	21,156
53,000	Walmart, Inc., 3.700%, 6/26/2028	53,447
52,000	Walmart, Inc., 4.050%, 6/29/2048	52,364

		194,058

	Sovereigns – 0.8%
11,000	Kingdom of Saudi Arabia, 5.000%, 4/17/2049, 144A	10,699
58,000	Mexico Government International Bond, 4.600%, 2/10/2048	53,360
6,000	Republic of Panama, 4.500%, 4/16/2050	5,775
42,000	Republic of Peru, 8.750%, 11/21/2033	61,635
24,000	State of Qatar, 3.875%, 4/23/2023, 144A	23,983
54,000	State of Qatar, 4.500%, 4/23/2028, 144A	54,496

		209,948

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 1.6%
$29,000	Apple, Inc., 3.850%, 8/04/2046(a)	$27,353
44,000	Apple, Inc., 4.650%, 2/23/2046	47,401
32,000	Cisco Systems, Inc., 5.900%, 2/15/2039	39,591
36,000	Dell International LLC/EMC Corp., 5.450%, 6/15/2023, 144A	37,679
26,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	30,528
12,000	Fidelity National Information Services, Inc., 4.750%, 5/15/2048	11,592
33,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	33,055
55,000	Microchip Technology, Inc., 4.333%, 6/01/2023, 144A	55,094
18,000	Microsoft Corp., 3.700%, 8/08/2046	17,505
71,000	Microsoft Corp., 4.450%, 11/03/2045	76,317
9,000	Oracle Corp., 5.375%, 7/15/2040(a)	10,153
12,000	Tencent Holdings Ltd., 2.875%, 2/11/2020, 144A	11,944
36,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A	35,002

		433,214

	Transportation Services – 0.1%
33,000	TTX Co., 2.250%, 2/01/2019, 144A	32,855

	Treasuries – 28.9%
15,000	U.S. Treasury Bond, 2.500%, 5/15/2046	13,630
169,000	U.S. Treasury Bond, 2.750%, 8/15/2047	161,270
343,000	U.S. Treasury Bond, 2.750%, 11/15/2047	327,297
122,000	U.S. Treasury Bond, 2.875%, 11/15/2046(a)	119,450
129,000	U.S. Treasury Bond, 3.000%, 5/15/2047(a)	129,378
423,000	U.S. Treasury Bond, 3.000%, 2/15/2048	424,421
350,000	U.S. Treasury Bond, 4.750%, 2/15/2037(a)	443,584
82,000	U.S. Treasury Bond, 5.000%, 5/15/2037(a)	107,064
251,000	U.S. Treasury Note, 1.625%, 8/31/2022(a)	240,382

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$559,000	U.S. Treasury Note, 1.750%, 11/30/2021(a)	$542,492
95,000	U.S. Treasury Note, 1.750%, 6/30/2022(a)	91,593
194,000	U.S. Treasury Note, 1.875%, 3/31/2022(a)	188,430
144,000	U.S. Treasury Note, 1.875%, 4/30/2022(a)	139,731
453,000	U.S. Treasury Note, 1.875%, 9/30/2022(a)	437,941
340,000	U.S. Treasury Note, 2.000%, 11/30/2022	329,986
226,000	U.S. Treasury Note, 2.125%, 12/31/2022	220,324
252,000	U.S. Treasury Note, 2.125%, 11/30/2024	241,969
24,000	U.S. Treasury Note, 2.250%, 2/29/2020	23,902
746,000	U.S. Treasury Note, 2.250%, 3/31/2020	742,620
249,000	U.S. Treasury Note, 2.250%, 12/31/2024	240,800
331,000	U.S. Treasury Note, 2.375%, 4/30/2020	330,147
281,000	U.S. Treasury Note, 2.375%, 1/31/2023	276,807
86,000	U.S. Treasury Note, 2.375%, 5/15/2027(a)	82,819
120,000	U.S. Treasury Note, 2.500%, 5/31/2020	119,944
488,000	U.S. Treasury Note, 2.500%, 6/30/2020	487,695
141,000	U.S. Treasury Note, 2.500%, 3/31/2023	139,590
234,000	U.S. Treasury Note, 2.625%, 6/15/2021	234,027
181,000	U.S. Treasury Note, 2.625%, 6/30/2023	180,116
47,000	U.S. Treasury Note, 2.750%, 4/30/2023	47,046
264,000	U.S. Treasury Note, 2.750%, 5/31/2023	264,330
108,000	U.S. Treasury Note, 2.875%, 5/31/2025	108,413
200,000	U.S. Treasury Note, 2.875%, 5/15/2028	200,398

		7,637,596

	Wireless – 0.4%
44,000	Vodafone Group PLC, 3.750%, 1/16/2024	43,624

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$47,000	Vodafone Group PLC, 4.375%, 5/30/2028	$46,441
10,000	Vodafone Group PLC, 5.250%, 5/30/2048	9,973

		100,038

	Wirelines – 1.3%
107,000	AT&T, Inc., 3.400%, 5/15/2025(a)	100,338
9,000	AT&T, Inc., 5.150%, 3/15/2042	8,525
53,000	AT&T, Inc., 5.250%, 3/01/2037(a)	52,128
61,000	Verizon Communications, Inc., 4.272%, 1/15/2036(a)	56,272
79,000	Verizon Communications, Inc., 4.329%, 9/21/2028, 144A	78,309
35,000	Verizon Communications, Inc., 5.250%, 3/16/2037	35,945

		331,517

	Total Non-Convertible Bonds (Identified Cost $27,990,756)	27,709,987

Municipals – 0.7%
	California – 0.3%
35,000	State of California, 7.500%, 4/01/2034 (a)	49,157
25,000	State of California, Build America Bonds, GO, 7.300%, 10/01/2039 (a)	35,420

		84,577

	Illinois – 0.1%
25,000	State of Illinois, 5.100%, 6/01/2033	23,659

	New Jersey – 0.3%
9,000	New Jersey Economic Development Authority, Series A, (NATL-RE Insured), 7.425%, 2/15/2029	10,957
15,000	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/2040	18,641
45,000	New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue, Series C, 5.754%, 12/15/2028 (a)	49,977

		79,575

	Total Municipals (Identified Cost $190,932)	187,811

	Total Bonds and Notes (Identified Cost $28,181,688)	27,897,798

Principal Amount	Description	Value (†)
Short-Term Investments – 12.0%
$133,000	Lloyds Bank PLC, 2.192%, 8/06/2018(h)	$132,711
3,030,616	State Street Institutional Liquid Reserves Fund	3,030,616

	Total Short-Term Investments (Identified Cost $3,163,507)	3,163,327

	Total Investments – 117.6% (Identified Cost $31,345,195)	31,061,125
	Other assets less liabilities – (17.6)%	(4,640,690)

	Net Assets – 100.0%	$26,420,435

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(b)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $2,641,852 or 10.0% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Non-Convertible Bonds
ABS Car Loan	$—	$1,494,841	$99,999	(a)	$1,594,840
Non-Agency Commercial Mortgage-Backed Securities	—	656,021	28,838	(a)	684,859
All Other Non-Convertible Bonds*	—	25,430,288	—		25,430,288

Total Non-Convertible Bonds	—	27,581,150	128,837		27,709,987

Municipals*	—	187,811	—		187,811
Short-Term Investments	3,030,616	132,711	—		3,163,327

Total Investments	3,030,616	27,901,672	128,837		31,061,125

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$99,989	$—	$(512)	$—	$99,999	$(99,477)	$—	$—	$99,999	$—
ABS Home Equity	100,000	—	—	—	—	—	—	(100,000)	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	—	28,838	—	—	—	28,838	—

Total	$199,989	$—	$(512)	$—	$128,837	$(99,477)	$—	$(100,000)	$128,837	$—

A debt security valued at $100,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	28.9%
Mortgage Related	28.3
Banking	7.9
ABS Car Loan	6.0
Electric	3.8
ABS Credit Card	3.6
Non-Agency Commercial Mortgage-Backed Securities	2.6
Other Investments, less than 2% each	24.5
Short-Term Investments	12.0

Total Investments	117.6
Other assets less liabilities	(17.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 75.6% of Net Assets
Non-Convertible Bonds – 69.2%
	ABS Other – 0.2%
$1,152,913	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$867,567
461,229	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	183,339
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
757,374	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(f)	719,867

		1,770,773

	Aerospace & Defense – 2.2%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,833,147
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	176,747
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,308,832
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	873,206
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	851,960
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,301,112
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,351,620
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,493,690

		21,190,314

	Airlines – 2.3%
513,614	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	523,476
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,151,300
303,302	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	309,162
9,679,875	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	9,873,472
2,030,906	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	2,059,339
930,279	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	923,544
135,640	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	139,207
150,516	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	153,751
627,250	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	658,612

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,407,612	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	$1,411,131
974,736	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,085,437
698,246	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	747,403
360,412	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	378,433
1,700,405	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,737,134
135,920	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	138,572
124,172	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	124,206

		22,414,179

	Automotive – 4.4%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,184,275
690,000	Ford Motor Co., 4.346%, 12/08/2026	677,174
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,627,285
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,687,874
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,033,055
165,000	Ford Motor Co., 6.625%, 2/15/2028	183,361
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,743,987
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	5,822,323
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,921,715
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,516,075
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,216,373
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,216,924
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	2,968,799
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,687,589
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	395,625
995,000	IHO Verwaltungs GmbH, PIK, 4.500%, 9/15/2023, 144A(g)	952,712
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	496,975

		42,332,121

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 9.3%
$6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	$6,852,862
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,363,740
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	1,931,990
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,249,539
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,350,158
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	346,536
50,000	Bank of America Corp., EMTN, 3-month EURIBOR + 0.550%, 0.229%, 9/14/2018, (EUR)(h)	58,404
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,178,427
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,655,626
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	11,281,418
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(i)	1,058,750
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,329,081
1,265,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,082,233
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,074,600
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,024,867
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,454,673
4,000,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	3,432,631
4,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	4,428,911
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,357,855
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,020,978
300,000	Morgan Stanley, 4.350%, 9/08/2026	295,906
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,074,166
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,293,320
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,089,792
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,020,707
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(i)	217,123

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	$2,014,796
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.654%(h)(i)	2,199,375
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,234,216

		88,972,680

	Brokerage – 1.5%
349,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	348,128
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	196,000
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,933,350
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,352,235
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,131,962
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,947,590
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,726,570

		14,635,835

	Building Materials – 0.2%
213,000	Masco Corp., 6.500%, 8/15/2032	237,881
182,000	Masco Corp., 7.125%, 3/15/2020	192,777
380,000	Masco Corp., 7.750%, 8/01/2029	460,388
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,376,198

		2,267,244

	Cable Satellite – 1.5%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,539,103
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	666,662
2,000,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	1,850,000
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	5,460,912
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	308,119
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,591,294
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	761,040

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$2,760,000	Ziggo BV, 5.500%, 1/15/2027, 144A	$2,578,116

		14,755,246

	Chemicals – 2.2%
114,000	Chemours Co. (The), 6.625%, 5/15/2023	119,557
2,745,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	2,717,550
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(a)(f)	4,192,000
905,000	Hexion, Inc., 9.200%, 3/15/2021(a)(f)	725,629
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	6,208,990
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,821,462
620,000	Methanex Corp., 5.250%, 3/01/2022	638,568

		21,423,756

	Construction Machinery – 0.2%
965,000	Toro Co. (The), 6.625%, 5/01/2037(a)(f)	1,138,712
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	365,751

		1,504,463

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	684,288

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	43,993

	Electric – 3.1%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,379,037
166,000	AES Corp. (The), 5.500%, 4/15/2025	166,564
2,026,849	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,180,555
2,673,396	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(j)	1,316,567
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,153,702
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,443,722
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,063,958

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	$1,954,338
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,223,125
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	119,511
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,253,143
1,476,611	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	1,530,988
1,175,000	Vistra Energy Corp., 8.125%, 1/30/2026, 144A	1,276,344

		30,061,554

	Finance Companies – 4.9%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,760,663
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,192,921
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.098%, 1/15/2067, 144A(a)(f)(h)	141,990
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,716,932
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	4,813,651
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	4,937,000
1,170,000	iStar, Inc., 4.625%, 9/15/2020	1,152,450
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,771,274
31,725(††)	Navient Corp., 6.000%, 12/15/2043	688,988
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,826,250
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,586,310
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	731,808
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(a)(f)	4,381,325
1,040,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	959,192
910,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	890,690
1,105,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,118,812
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,868,962
2,595,000	Springleaf Finance Corp., 6.875%, 3/15/2025	2,575,537

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$2,450,000	Wand Merger Corp., 9.125%, 7/15/2026, 144A	$2,474,500

		47,589,255

	Food & Beverage – 0.3%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,538,377

	Government Owned—No Guarantee – 0.4%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,793,375
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,503,885
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	784,912

		4,082,172

	Healthcare – 3.2%
610,000	HCA, Inc., 5.875%, 3/15/2022	635,925
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,146,000
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,027,290
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,581,937
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,515,600
900,000	HCA, Inc., 7.690%, 6/15/2025	976,500
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,480,850
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,164,400
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	453,650
1,065,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	1,134,896
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,401,844
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,222,550
1,155,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	1,097,972
3,835,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	3,815,825
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,615,250
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	483,600

		30,754,089

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 0.8%
$27,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	$27,607
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(a)(f)	244,010
835,000	KB Home, 8.000%, 3/15/2020	889,275
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,782,800
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,020,000
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	14,888

		7,978,580

	Independent Energy – 3.4%
2,920,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,212,000
270,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	179,423
644,000	California Resources Corp., 5.500%, 9/15/2021	564,749
86,000	California Resources Corp., 6.000%, 11/15/2024	70,090
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,980,800
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	316,575
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	1,149,187
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	739,800
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,027,337
3,125,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	3,179,687
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,834,015
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	659,609
40,000	Continental Resources, Inc., 5.000%, 9/15/2022	40,529
1,105,000	Eclipse Resources Corp., 8.875%, 7/15/2023	1,046,987
160,000	Halcon Resources Corp., 6.750%, 2/15/2025	149,600
895,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	834,588
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,275,081
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	337,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$385,000	RSP Permian, Inc., 6.625%, 10/01/2022	$404,520
315,000	SM Energy Co., 5.000%, 1/15/2024	298,069
1,510,000	SM Energy Co., 5.625%, 6/01/2025	1,438,275
1,641,000	SM Energy Co., 6.125%, 11/15/2022	1,682,025
15,000	SM Energy Co., 6.500%, 11/15/2021	15,345
665,000	SM Energy Co., 6.500%, 1/01/2023	671,650
875,000	SM Energy Co., 6.750%, 9/15/2026	877,188
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	1,456,875
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	1,001,531
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	289,279

		32,732,052

	Life Insurance – 1.6%
160,000	American International Group, Inc., 4.125%, 2/15/2024	160,737
130,000	American International Group, Inc., 4.875%, 6/01/2022	136,152
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(i)	3,911,603
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	250,802
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,860,331
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,717,100
2,270,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,075,850
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,382,647

		15,495,222

	Local Authorities – 0.1%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	620,937

	Media Entertainment – 0.6%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	881,034
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(j)	2,891,800
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	505,380

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	$1,260,188

		5,538,402

	Metals & Mining – 1.6%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(f)(j)(k)	13,011
6,630,000	ArcelorMittal, 6.750%, 3/01/2041	7,484,740
3,300,000	ArcelorMittal, 7.000%, 10/15/2039	3,789,060
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,550,250
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	197,380
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,441,750

		15,476,191

	Midstream – 2.5%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	605,188
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	302,411
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,505,831
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,475,887
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,772,637
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	312,318
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,384,658
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	3,279,150
225,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	227,813
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,580,650
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	111,625
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	129,106
1,280,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(i)	1,257,203
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	8,719,895

		23,664,372

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
$69,768	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(l)	$70,912
562,174	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	427,058

		497,970

	Oil Field Services – 0.9%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	226,688
6,094,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	6,155,445
400,000	Transocean, Inc., 5.800%, 10/15/2022	397,000
2,855,000	Transocean, Inc., 6.800%, 3/15/2038	2,319,687

		9,098,820

	Packaging – 1.4%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,163,750
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,962,525

		13,126,275

	Paper – 1.3%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,525,024
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,354,298
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	459,223
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,368,534

		12,707,079

	Property & Casualty Insurance – 0.7%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.608%, 1/15/2033, 144A(e)(h)	831,300
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,395,172
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,634,655
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,274,799

		7,135,926

	REITs—Single Tenant – 0.0%
275,000	Realty Income Corp., 5.750%, 1/15/2021	289,586

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 0.7%
$1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	$1,142,813
570,000	Foot Locker, Inc., 8.500%, 1/15/2022	651,225
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	441,100
2,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,965
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	446,063
106,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	109,445
2,145,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	2,222,177
1,684,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	1,258,790

		6,273,578

	Sovereigns – 0.7%
2,265,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	2,174,853
5,040,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	4,721,694

		6,896,547

	Supermarkets – 1.6%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	610,650
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	717,516
7,780,000	New Albertsons LP, 7.450%, 8/01/2029	6,301,800
2,445,000	New Albertsons LP, 7.750%, 6/15/2026	2,148,055
3,670,000	New Albertsons LP, 8.000%, 5/01/2031	3,028,300
705,000	New Albertsons LP, 8.700%, 5/01/2030	615,113
2,105,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	1,620,850

		15,042,284

	Technology – 0.4%
860,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	905,150
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,069,598
579,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	656,806

		3,631,554

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – 0.3%
$2,500,000	APL Ltd., 8.000%, 1/15/2024(a)(f)	$2,431,250

	Treasuries – 10.5%
13,195,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	9,785,468
10,950,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	8,326,548
8,305,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,313,480
107,395,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	896,623
271,710,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	2,162,727
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,068,276
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,016,906
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,977,839
847,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,328,468
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	805,564
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,227,094
21,085,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	14,603,857
10,220,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,349,037
14,660,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,859,674
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,410,649
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	3,877,959
20,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	19,939,128
10,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	9,890,625

		100,839,922

	Wireless – 0.7%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,332,545
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,515,353
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	321,000
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	728,569

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$285,000	Sprint Corp., 7.125%, 6/15/2024	$287,733

		7,185,200

	Wirelines – 3.3%
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	183,117
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	705,950
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	197,945
1,535,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	1,431,387
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	656,775
2,155,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,966,437
795,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	741,338
200,000	Embarq Corp., 7.995%, 6/01/2036	188,750
3,585,000	Level 3 Parent LLC, 5.750%, 12/01/2022	3,585,000
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,585,730
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	356,356
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	691,951
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,204,442
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,303,593
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,705,870
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	994,850
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	723,256
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	465,206
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	450,529
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,541,788
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,272,003
80,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	53,109
985,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	884,038

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$748,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	$475,032

		31,364,452

	Total Non-Convertible Bonds (Identified Cost $682,360,543)	665,046,538

Convertible Bonds – 5.8%
	Building Materials – 0.5%
4,405,000	KB Home, 1.375%, 2/01/2019	4,778,020

	Cable Satellite – 1.6%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	11,826,565
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,917,971

		15,744,536

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	403,502

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,480,372

	Healthcare – 0.1%
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	589,784

	Leisure – 0.3%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,662,884

	Midstream – 0.8%
4,135,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	4,202,339
1,610,000	SM Energy Co., 1.500%, 7/01/2021	1,658,604
1,620,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,546,178

		7,407,121

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	207,091
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	337,618

		544,709

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs—Mortgage – 0.1%
$1,530,000	iStar, Inc., 3.125%, 9/15/2022, 144A	$1,487,793

	Technology – 2.0%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,892,317
296,455	Liberty Interactive LLC, 3.500%, 1/15/2031	347,522
1,280,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,143,910
1,590,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,491,961
9,434,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,066,781
1,920,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	1,929,034

		18,871,525

	Total Convertible Bonds (Identified Cost $54,204,228)	55,970,246

Municipals – 0.6%
	Michigan – 0.2%
2,010,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,052,512

	Virginia – 0.4%
4,220,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	4,169,824

	Total Municipals (Identified Cost $6,212,445)	6,222,336

	Total Bonds and Notes (Identified Cost $742,777,216)	727,239,120

Shares
Common Stocks – 2.2%
	Aerospace & Defense – 0.2%
107,377	Arconic, Inc.	1,826,483

	Automobiles – 0.4%
341,305	Ford Motor Co.	3,778,246

	Diversified Telecommunication Services – 0.0%
6,123	Hawaiian Telcom Holdco, Inc.(e)	177,077

	Electronic Equipment, Instruments & Components – 0.6%
205,167	Corning, Inc.	5,644,144

	Media – 0.0%
6,787	Dex Media, Inc.(b)(e)	70,585

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.1%
54,259	Chesapeake Energy Corp.(e)	$284,317
11,108	Paragon Offshore Ltd., Litigation Units, Class A(b)(e)	9,531
16,662	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)	499,860

		793,708

	Pharmaceuticals – 0.9%
160,000	Bristol-Myers Squibb Co.	8,854,400

	Total Common Stocks (Identified Cost $15,433,823)	21,144,643

Preferred Stocks – 1.4%
Convertible Preferred Stocks – 1.3%
	Banking – 0.4%
2,844	Bank of America Corp., Series L, 7.250%	3,556,422

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., Series B, 6.750%	103,004

	Energy – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	4,470,865

	Midstream – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	582,131
12,055	Chesapeake Energy Corp., 5.000%	729,327
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	403,594

		1,715,052

	REITs—Health Care – 0.0%
7,400	Welltower, Inc., Series I, 6.500%	439,930

	REITs—Mortgage – 0.2%
52,187	iStar, Inc., Series J, 4.500%	2,430,469

	Total Convertible Preferred Stocks (Identified Cost $11,523,047)	12,715,742

Non-Convertible Preferred Stock – 0.1%
	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,343)	457,707

	Total Preferred Stocks (Identified Cost $11,769,390)	13,173,449

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 19.7%
$4,766,361	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $4,766,798 on 7/02/2018 collateralized by $5,005,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $4,866,181 including accrued interest(m)	$4,766,361
9,685,000	U.S. Treasury Bills, 1.881%-1.885%, 9/06/2018(n)(o)	9,651,663
20,000,000	U.S. Treasury Bills, 1.980%-1.985%, 11/01/2018(n)(o)	19,866,478
25,000,000	U.S. Treasury Bills, 1.995%, 11/08/2018(n)	24,821,953
42,000,000	U.S. Treasury Bills, 2.047%, 11/15/2018(n)	41,682,270
90,000,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(n)(o)	88,362,788

	Total Short-Term Investments (Identified Cost $189,160,448)	189,151,513

Description	Value (†)
Total Investments – 98.9% (Identified Cost $959,140,877)	$950,708,725
Other assets less liabilities – 1.1%	10,453,898

Net Assets – 100.0%	$961,162,623

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$13,987,794	1.5%	$1,050,906	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Illiquid security.
(b)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$33,062	$70,585	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	1,118,924	867,567	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	444,305	183,339	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	1,445,707	—	—
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	73,304	9,531	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	1,466,032	499,860	0.1%

(c)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $1,050,906 or 0.1% of net assets.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $13,987,794 or 1.5% of net assets.
(g)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018, interest payments were made in cash.

(h)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(i)	Perpetual bond with no specified maturity date.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal.
(l)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $142,603,485 or 14.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$719,867	$1,050,906	(b)(c)	$1,770,773
Finance Companies	688,988	46,900,267	—		47,589,255
All Other Non-Convertible Bonds(a)	—	615,686,510	—		615,686,510

Total Non-Convertible Bonds	688,988	663,306,644	1,050,906		665,046,538

Convertible Bonds(a)	—	55,970,246	—		55,970,246
Municipals(a)	—	6,222,336	—		6,222,336

Total Bonds and Notes	688,988	725,499,226	1,050,906		727,239,120

Common Stocks
Media	—	70,585	—		70,585
Oil, Gas & Consumable Fuels	284,317	509,391	—		793,708
All Other Common Stocks(a)	20,280,350	—	—		20,280,350

Total Common Stocks	20,564,667	579,976	—		21,144,643

Preferred Stocks
Convertible Preferred Stocks
Midstream	582,131	1,132,921	—		1,715,052
REITs – Mortgage	—	2,430,469	—		2,430,469
All Other Convertible Preferred Stocks(a)	8,570,221	—	—		8,570,221

Total Convertible Preferred Stocks	9,152,352	3,563,390	—		12,715,742

Non-Convertible Preferred Stock(a)	—	457,707	—		457,707

Total Preferred Stocks	9,152,352	4,021,097	—		13,173,449

Short-Term Investments	—	189,151,513	—		189,151,513

Total	$30,406,007	$919,251,812	$1,050,906		$950,708,725

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser ($183,339) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($867,567).
(c)	Includes a security fair valued at zero using Level 3 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$886,269	$—	$—	$88,878	$75,759	$—	$—	$—	$1,050,906	$88,878
Chemicals	3,161,100	—	—	—	—	—	—	(3,161,100)	—	—
Metals & Mining	1,041	—	—	—	—	—	—	(1,041)	—	—
Retailers	2,229,375	—	—	—	—	—	—	(2,229,375)	—	—
Common Stocks
Media	39,364	—	—	—	—	—	—	(39,364)	—	—
Oil, Gas & Consumable Fuels	504,261	—	(1,345,380)	1,652,315	—	(487,423)	—	(323,773)	—	—

Total	$6,821,410	$—	$(1,345,380)	$1,741,193	$75,759	$(487,423)	$—	$(5,754,653)	$1,050,906	$88,878

Debt securities valued at $3,162,141 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $2,229,375 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $363,137 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	10.5%
Banking	9.7
Finance Companies	5.2
Automotive	4.4
Midstream	3.5
Independent Energy	3.4
Wirelines	3.3
Healthcare	3.3
Electric	3.2
Cable Satellite	3.1
Aerospace & Defense	2.4
Technology	2.4
Airlines	2.3
Chemicals	2.2
Other Investments, less than 2% each	20.3
Short-Term Investments	19.7

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.3% of Net Assets
Non-Convertible Bonds – 95.9%
	Australia – 3.1%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(a)	$4,759,070
8,450,000	Commonwealth of Australia, Series 146, 1.750%, 11/21/2020, (AUD)(a)	6,211,756
25,475,000	Queensland Treasury Corp., Series 20, 6.250%, 2/21/2020, (AUD)	20,090,176

		31,061,002

	Belgium – 0.2%
2,325,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	2,356,496

	Brazil – 2.8%
29,712(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2023, (BRL)	7,130,590
33,200(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	7,445,367
4,400,000	Brazilian Government International Bond, 4.625%, 1/13/2028	3,971,000
3,595,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,643,982
1,600,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,499,200
1,660,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	1,459,356
1,060,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027	1,020,250
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,662,517
170,000	Vale Overseas Ltd., 6.250%, 8/10/2026	184,110

		28,016,372

	Canada – 1.9%
1,610,000	Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(a)	1,934,096
910,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/2027, 144A	862,640
580,000	Alimentation Couche-Tard, Inc., 4.500%, 7/26/2047, 144A	547,231
1,250,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(a)	946,820
8,700,000	Canadian Government Bond, 2.000%, 6/01/2028, (CAD)	6,521,575
3,455,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(a)	2,579,640
1,020,000	Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	772,644

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
800,000	GMF Canada Leasing Trust, Series 2017-1A, Class A2, 2.263%, 9/21/2020, 144A, (CAD)(a)	$608,144
2,051,071	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(a)	1,558,106
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	2,703,613

		19,034,509

	Chile – 0.6%
5,420,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(a)	5,534,796

	Colombia – 0.9%
26,229,700,000	Titulos De Tesoreria, 7.500%, 8/26/2026, (COP)(a)	9,479,186

	Denmark – 1.1%
60,330,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	10,624,688

	France – 2.6%
1,800,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	2,526,075
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	1,785,147
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(a)	10,072,500
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	2,506,070
5,700,000	French Republic Government Bond OAT, 3.250%, 5/25/2045, (EUR)(a)	9,342,874

		26,232,666

	Germany – 8.8%
4,300,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)	4,959,293
2,950,000	Bayer U.S. Finance II LLC, 4.250%, 12/15/2025, 144A	2,965,785
3,100,000	Bayer U.S. Finance II LLC, 4.375%, 12/15/2028, 144A	3,105,896
20,070,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(a)	24,307,287
32,730,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(a)	40,967,664
8,090,000	Bundesrepublik Deutschland, 1.750%, 2/15/2024, (EUR)	10,487,512
1,200,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	1,415,351

		88,208,788

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hong Kong – 0.2%
$1,715,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(a)	$1,647,023

	Indonesia – 1.5%
202,531,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	14,366,557
810,000	Perusahaan Listrik Negara PT, 5.450%, 5/21/2028, 144A	822,785

		15,189,342

	Ireland – 0.7%
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)(a)	1,036,652
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(a)	3,163,997
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(a)	3,101,709

		7,302,358

	Israel – 0.5%
100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	98,825
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	2,776,956
2,070,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,663,710

		4,539,491

	Italy – 4.2%
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	1,778,158
825,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	1,356,649
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	589,983
2,620,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	2,395,628
7,425,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(a)	7,915,479
3,145,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(a)	3,942,387
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(a)	8,658,960
385,000	Leonardo SpA, EMTN, 1.500%, 6/07/2024, (EUR)	422,179
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,003,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(a)	5,256,506
3,570,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	3,407,195

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Italy – continued
$1,725,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	$1,538,734
2,220,000	Wind Tre S.p.A., 3.125%, 1/20/2025, 144A, (EUR)	2,099,990
2,095,000	Wind Tre S.p.A., 5.000%, 1/20/2026, 144A	1,660,287

		42,025,135

	Japan – 8.3%
2,035,958,400(†††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	19,281,398
192,600,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(a)	1,796,348
480,200,000	Japan Government Thirty Year Bond, 0.300%, 6/20/2046, (JPY)	3,910,129
572,450,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(a)	6,453,383
1,688,950,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(a)	19,180,333
1,083,100,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	13,192,660
715,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(a)	7,648,596
1,072,200,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(a)	12,009,240

		83,472,087

	Malaysia – 0.4%
16,625,000	Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(a)	4,109,311

	Mexico – 1.4%
3,120,000	America Movil SAB de CV, 3.125%, 7/16/2022(a)	3,066,389
1,055,000	Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,194,415
437,144(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	2,130,885
2,080,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,918,800
540,000	Mexico City Airport Trust, 5.500%, 10/31/2046, 144A	475,038
2,030,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	1,808,730
660,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	797,601
2,365,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,217,188

		13,609,046

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Netherlands – 0.7%
2,000,000	ING Groep NV, EMTN, (fixed rate to 9/26/2024, variable rate thereafter), 1.625%, 9/26/2029, (EUR)	$2,265,765
1,635,000	Netherlands Government Bond, 2.750%, 1/15/2047, 144A, (EUR)(a)	2,733,682
2,325,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	2,147,719

		7,147,166

	New Zealand – 1.0%
12,600,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	9,822,634

	Norway – 0.8%
45,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(a)	5,799,911
19,360,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(a)	2,450,475

		8,250,386

	Poland – 0.7%
2,855,000	Poland Government International Bond, 3.250%, 7/25/2019, (PLN)	776,761
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,390,548
18,060,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)	4,609,925

		6,777,234

	Portugal – 0.5%
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	995,781
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,654,652
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	560,445

		5,210,878

	Qatar – 0.2%
2,205,000	State of Qatar, 5.103%, 4/23/2048, 144A	2,198,297

	Romania – 0.1%
1,010,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	1,202,365

	Saudi Arabia – 0.3%
2,715,000	Kingdom of Saudi Arabia, 5.000%, 4/17/2049, 144A	2,640,663

	Singapore – 1.7%
300,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	302,526

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Singapore – continued
15,850,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(a)	$11,685,376
5,290,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A	5,276,881

		17,264,783

	South Africa – 1.5%
255,890,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(a)	15,475,903

	Spain – 2.7%
3,500,000	Banco Popular Espanol S.A., 1.000%, 3/03/2022, (EUR)	4,205,791
1,700,000	Banco Popular Espanol S.A., EMTN, 0.875%, 9/28/2021, (EUR)	2,033,220
800,000	Banco Santander S.A., 4.250%, 4/11/2027	760,408
2,400,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,412,216
1,400,000	Iberdrola Finanzas S.A., EMTN, 1.000%, 3/07/2025, (EUR)	1,632,611
700,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	775,034
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	8,069,227
4,935,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	6,957,540

		26,846,047

	Supranationals – 1.5%
6,620,000	European Investment Bank, 2.375%, 7/06/2023, 144A, (CAD)	5,009,023
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,245,865
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	8,268,808

		15,523,696

	Sweden – 0.5%
39,605,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	4,797,676

	Thailand – 0.3%
92,175,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,681,041

	United Arab Emirates – 0.4%
1,405,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	1,286,980
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,547,208

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Arab Emirates – continued
$1,175,000	DP World Ltd., MTN, 3.250%, 5/18/2020	$1,165,365

		3,999,553

	United Kingdom – 8.8%
4,770,000	Aviva PLC, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)	5,663,465
1,020,000	Barclays PLC, 4.337%, 1/10/2028	968,777
1,660,000	Barclays PLC, 4.375%, 1/12/2026	1,612,300
1,300,000	Barclays PLC, 5.200%, 5/12/2026(a)	1,277,069
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(a)	803,133
1,895,000	BAT Capital Corp., 3.557%, 8/15/2027, 144A	1,763,110
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	857,885
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/30/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,635,791
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/30/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,294,451
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	3,220,892
284,235	Eurosail PLC, Series 2007-1X, Class A3C, GBP 3-month LIBOR + 0.160%, 0.787%, 3/13/2045, (GBP)(a)(b)	371,073
144,178	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.777%, 3/13/2045, (GBP)(a)(b)	187,822
2,300,000	FCE Bank PLC, EMTN, 1.615%, 5/11/2023, (EUR)	2,738,214
137,148	Great Hall Mortgages No. 1 PLC, Series 2006-1, Class A2A, GBP 3-month LIBOR + 0.150%, 0.781%, 6/18/2038, (GBP)(a)(b)	178,882
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(a)	605,628
1,960,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(a)	3,054,613
2,490,000	Lloyds Banking Group PLC, 3.750%, 1/11/2027	2,353,675
800,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	738,104
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	289,800
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	145,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	222,495
980,000	Noble Holding International Ltd., 7.950%, 4/01/2025	911,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
247,383	Precise Mortgage Funding, Series 2014-1, Class A, GBP 3-month LIBOR + 0.800%, 1.429%, 9/12/2047, (GBP)(a)(b)	$326,844
112,272	Precise Mortgage Funding PLC, Series 2015-1, Class A, GBP 3-month LIBOR + 0.950%, 1.579%, 3/12/2048, (GBP)(a)(b)	148,504
306,243	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 1.781%, 6/15/2046, (GBP)(a)(b)	407,082
186,522	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.779%, 6/12/2044, (GBP)(b)	238,058
8,135,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	8,205,555
185,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	194,134
445,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023	468,674
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	505,630
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(a)	3,689,270
3,245,000	Sky PLC, 3.750%, 9/16/2024, 144A	3,226,258
315,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	396,306
190,000	Standard Life Aberdeen PLC, EMTN, (fixed rate to 12/04/2022, variable rate thereafter), 5.500%, 12/04/2042, (GBP)	276,521
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, GBP 3-month LIBOR + 1.400%, 2.154%, 7/20/2046, 144A, (GBP)(a)(b)	1,711,976
615,000	United Kingdom Gilt, 0.750%, 7/22/2023, (GBP)	800,398
2,605,000	United Kingdom Gilt, 2.000%, 7/22/2020, (GBP)	3,527,134
1,515,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(a)	2,123,686
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	6,107,590
10,705,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)(a)	17,841,087
2,490,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	4,618,790
1,465,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	1,879,782

		87,586,858

	United States – 34.8%
827,281	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	826,059
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,657,633
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	3,622,246

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$3,492,225	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	$3,541,116
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(a)	2,195,642
3,000,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(a)	3,215,150
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	1,990,772
295,000	AT&T, Inc., 4.800%, 6/15/2044(a)	267,675
285,000	Aviation Capital Group LLC, 3.500%, 11/01/2027, 144A	260,960
2,855,000	Aviation Capital Group LLC, 4.875%, 10/01/2025, 144A(a)	2,966,019
1,900,000	Bank of America Corp., MTN, 4.450%, 3/03/2026	1,904,402
745,569	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(c)	742,614
333,819	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, 3.352%, 11/28/2032, 144A(c)	332,150
985,816	Bayview Opportunity Master Fund IV Trust, Series 2018-RN2, Class A1, 3.598%, 2/25/2033, 144A(c)	982,181
810,682	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	816,907
1,929,862	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN1, Class A1, 3.278%, 1/28/2033, 144A(c)	1,915,816
552,491	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1, 3.672%, 3/28/2033, 144A(c)	551,532
479,579	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL2, Class A1, 2.981%, 10/28/2032, 144A(c)	477,039
1,101,396	Bayview Opportunity Master Fund Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(c)	1,100,424
1,560,000	Celgene Corp., 4.625%, 5/15/2044	1,448,033
2,741,859	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	2,709,994
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(a)	2,268,981
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,511,697
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,547,019
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 1-month LIBOR + 2.150%, 4.196%, 8/13/2027, 144A(b)	2,798,232
2,554,008	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1-month LIBOR + 1.720%, 3.793%, 10/15/2034, 144A(a)(b)	2,552,415
78,000	Continental Resources, Inc., 5.000%, 9/15/2022	79,031
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	5,433,573
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(a)	2,503,420

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,270,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A	$1,257,790
362,349	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 3.653%, 11/26/2036, 144A(c)	362,135
2,479,100	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,478,909
2,255,000	CVS Health Corp., 4.100%, 3/25/2025	2,243,051
2,230,000	CVS Health Corp., 4.300%, 3/25/2028	2,199,692
705,000	CVS Health Corp., 4.780%, 3/25/2038	693,418
2,723,510	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(a)	2,717,246
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	489,600
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,455,606
1,340,000	Energy Transfer Partners LP, 5.300%, 4/15/2047	1,228,442
984,710	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.110%, 6/15/2021, 144A(a)	982,152
5,042,000	Federal National Mortgage Association, Series 2017-M8, Class A2, 3.061%, 5/25/2027(a)(c)	4,892,744
300,727	FHLMC, 3.500%, 1/01/2048	299,309
4,308,223	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(d)	4,405,976
2,418,220	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(d)	2,530,351
4,440,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026(a)	4,214,692
3,665,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026(a)	3,492,789
5,790,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027(a)	5,724,192
5,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K075, Class A2, 3.650%, 2/25/2028(a)(c)	5,395,135
986,012	First Investors Auto Owner Trust, Series 18-1A, Class A1, 2.840%, 5/16/2022, 144A	985,897
11,640,967	FNMA, 2.500%, with various maturities in 2046(a)(d)	10,907,581
7,465,339	FNMA, 3.000%, with various maturities from 2046 to 2057(a)(d)	7,191,897
13,434,948	FNMA, 3.500%, with various maturities from 2045 to 2057(a)(d)	13,372,370
807,996	FNMA, 4.000%, 10/01/2047	824,842
3,906,399	FNMA, 4.500%, with various maturities from 2043 to 2047(a)(d)	4,099,996
7,589,000	FNMA (TBA), 4.000%, 8/01/2048(e)	7,726,031

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(a)	$4,665,430
81,062	GCAT LLC, Series 2017-3, Class A1, 3.352%, 4/25/2047, 144A(c)	80,597
797,214	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(c)	792,758
2,971,900	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	2,969,885
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(a)	6,243,113
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,780,774
2,330,000	Gilead Sciences, Inc., 4.150%, 3/01/2047(a)	2,227,195
1,294,468	GNMA, 1-month LIBOR + 1.794%, 3.669%, 5/20/2064(a)(b)	1,332,124
1,190,389	GNMA, 1-month LIBOR + 2.030%, 3.901%, 11/20/2064(a)(b)	1,261,043
1,533,243	GNMA, 1-month LIBOR + 2.160%, 4.034%, 11/20/2064(a)(b)	1,625,759
2,356,231	GNMA, 1-month LIBOR + 2.311%, 4.186%, 10/20/2063(a)(b)	2,510,357
441,386	GNMA, 4.435%, 4/20/2065(a)(c)	466,463
1,917,653	GNMA, 4.485%, 12/20/2061(a)(c)	1,932,939
1,506,149	GNMA, 4.527%, 1/20/2063(a)(c)	1,534,400
389,271	GNMA, 4.528%, 6/20/2062(a)(c)	393,330
1,499,379	GNMA, 4.572%, 2/20/2065(a)(c)	1,577,422
1,729,178	GNMA, 4.661%, 7/20/2064(a)(c)	1,829,569
1,581,435	GNMA, 4.665%, 7/20/2064(a)(c)	1,668,656
2,934,012	GNMA, 4.671%, 5/20/2064(a)(c)	3,076,288
775,000	Gulfport Energy Corp., 6.000%, 10/15/2024	745,937
180,000	Gulfport Energy Corp., 6.375%, 5/15/2025	175,050
2,275,000	Gulfport Energy Corp., 6.375%, 1/15/2026	2,184,000
2,480,000	HCA, Inc., 5.000%, 3/15/2024	2,480,000
800,990	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(a)	795,383
240,106	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A(a)	240,135
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(a)	3,805,237

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$97,800	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 3.036%, 9/26/2035, 144A(a)(c)	$97,571
1,905,000	Kimco Realty Corp., 3.300%, 2/01/2025	1,804,830
75,000	Kimco Realty Corp., 3.800%, 4/01/2027	71,340
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,020,822
785,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	736,762
635,000	Lennar Corp., 4.500%, 4/30/2024	612,013
335,000	Lennar Corp., 4.750%, 5/30/2025	324,113
3,105,000	Lennar Corp., 4.750%, 11/29/2027	2,911,869
686,518	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(a)(c)	682,943
835,000	MetLife, Inc., 6.400%, 12/15/2066	885,100
2,430,000	MPLX LP, 4.000%, 3/15/2028	2,311,114
2,565,000	MPLX LP, 4.500%, 4/15/2038	2,369,156
4,110,000	Newfield Exploration Co., 5.375%, 1/01/2026	4,202,475
3,133,705	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(c)	3,104,543
1,622,097	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	1,606,003
2,405,496	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(a)	2,419,925
3,920,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A	3,906,011
192,261	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	192,379
1,525,000	Owens Corning, 4.300%, 7/15/2047	1,255,039
285,000	Owens Corning, 4.400%, 1/30/2048	237,956
137,397	OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.750%, 7/25/2056, 144A(c)	138,150
4,463,108	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(c)	4,436,645
733,040	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(c)	729,916
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(a)	7,703,243
1,500,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,383,450
515,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	504,072

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$773,246	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(c)	$768,990
6,645,137	RCO Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	6,644,783
2,665,691	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930%, 4/26/2027, 144A	2,664,475
2,700,173	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	2,690,047
2,148,598	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	2,140,653
7,541,209	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(c)	7,542,833
170,000	Sunoco Logistics Partners Operations LP, 5.300%, 4/01/2044	154,095
1,065,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	1,061,006
7,203,775	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(a)	7,562,943
2,315,000	U.S. Treasury Bond, 2.500%, 5/15/2046(a)	2,103,575
5,840,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)	5,738,256
20,354,578	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(a)(f)	19,935,771
2,265,000	U.S. Treasury Note, 2.000%, 1/31/2020	2,247,924
20,620,000	U.S. Treasury Note, 2.375%, 1/31/2023	20,312,311
1,144,406	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,167,294
1,280,000	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	1,245,829
1,564,983	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,501,648
2,045,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(a)	2,023,938
466,019	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(c)	464,423
2,005,762	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(c)	2,001,077
1,089,017	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(c)	1,085,849
2,003,561	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(c)	1,989,584
380,464	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.000%, 10/25/2047, 144A(c)	376,494
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,159,227
1,505,000	Warner Media LLC, 3.600%, 7/15/2025	1,430,981
1,240,000	Warner Media LLC, 3.800%, 2/15/2027	1,171,024

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$880,000	Westlake Automobile Receivables Trust, Series 18-2A, Class A2A, 2.840%, 9/15/2021, 144A	$880,041
520,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	537,233
1,460,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	1,769,496

		347,803,659

	Uruguay – 0.2%
19,680,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	539,215
60,830,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	1,920,444

		2,459,659

	Total Non-Convertible Bonds (Identified Cost $976,794,264)	960,130,794

Convertible Bonds – 0.4%
	United States – 0.4%
2,680,000	DISH Network Corp., 2.375%, 3/15/2024	2,360,029
1,290,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,231,216

	Total Convertible Bonds (Identified Cost $3,749,154)	3,591,245

	Total Bonds and Notes (Identified Cost $980,543,418)	963,722,039

Short-Term Investments – 1.9%
10,899,916	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $10,900,915 on 7/02/2018 collateralized by $9,155,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $8,901,077; $2,250,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $2,217,688 including accrued interest(g)	10,899,916
8,035,000	U.S. Treasury Bills, 2.000%, 11/15/2018(h)	7,974,215

	Total Short-Term Investments (Identified Cost $18,873,745)	18,874,131

Description	Value (†)
Total Investments – 98.2% (Identified Cost $999,417,163)	$982,596,170
Other assets less liabilities – 1.8%	18,213,653

Net Assets – 100.0%	$1,000,809,823

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(d)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Treasury Inflation Protected Security (TIPS).
(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $209,461,365 or 20.9% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	9/19/2018	EUR	S	12,945,000	$15,116,136	$15,205,391	$(89,255)
Citibank N.A.	9/19/2018	ZAR	B	55,780,000	4,201,152	4,025,740	(175,412)
Citibank N.A.	9/19/2018	ZAR	S	217,635,000	16,414,505	15,707,098	707,407
Credit Suisse International	9/19/2018	CHF	B	5,805,000	5,947,276	5,901,098	(46,178)
Credit Suisse International	9/19/2018	COP	S	13,861,060,000	4,833,427	4,712,643	120,784
Credit Suisse International	9/19/2018	JPY	B	7,793,905,000	71,175,524	70,775,867	(399,657)
Credit Suisse International	9/19/2018	KRW	B	13,692,574,000	12,826,768	12,317,066	(509,702)
HSBC Bank USA	9/19/2018	AUD	B	13,495,000	10,163,489	9,989,348	(174,141)
Morgan Stanley & Co.	9/05/2018	BRL	S	55,955,000	14,990,489	14,339,733	650,756
UBS AG	9/19/2018	AUD	B	7,200,000	5,430,348	5,329,626	(100,722)
UBS AG	9/19/2018	NZD	S	13,480,000	9,497,739	9,130,685	367,054
UBS AG	9/19/2018	SEK	S	24,065,000	2,763,420	2,702,706	60,714

Total							$411,648

At June 30, 2018, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	9/19/2018	SEK	44,475,000	EUR	4,339,198	$5,096,887	$101,962
Credit Suisse International	9/19/2018	AUD	33,235,000	EUR	21,274,825	24,989,729	388,322
Credit Suisse International	9/19/2018	IDR	115,766,175,000	JPY	882,835,164	8,016,960	22,534
Morgan Stanley & Co.	9/19/2018	GBP	9,100,000	EUR	10,342,319	12,148,244	97,118
Morgan Stanley & Co.	9/19/2018	JPY	3,015,000,000	EUR	23,181,608	27,229,465	(149,524)

Total							$460,412

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	9/12/2018	7	$9,523,035	$9,536,919	$13,884
2 Year U.S. Treasury Note	9/28/2018	260	55,217,979	55,075,313	(142,666)
German Euro BOBL	9/06/2018	56	8,612,848	8,643,495	30,647
German Euro Bund	9/06/2018	70	13,184,107	13,287,812	103,705
UK Long Gilt	9/26/2018	18	2,933,595	2,923,353	(10,242)
Ultra Long U.S. Treasury Bond	9/19/2018	86	13,461,834	13,722,375	260,541

Total					$255,869

At June 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/19/2018	270	$32,311,539	$32,450,625	$(139,086)
30 Year U.S. Treasury Bond	9/19/2018	147	21,259,592	21,315,000	(55,408)

Total					$(194,494)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*		963,722,039		963,722,039
Short-Term Investments	—	18,874,131	—	18,874,131
Total Investments		982,596,170		982,596,170
Forward Foreign Currency Contracts(unrealized appreciation)	—	2,516,651	—	2,516,651
Futures Contracts (unrealized appreciation)	408,777	—	—	408,777

Total	$408,777	$985,112,821	$—	$985,521,598

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts(unrealized depreciation)	$—	$(1,644,591)	$—	$(1,644,591)
Futures Contracts (unrealized depreciation)	(347,402)	—	—	(347,402)

Total	$(347,402)	$(1,644,591)	$—	$(1,991,993)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
United States	$7,725,000	$—	$—	$—	$—	$—	$—	$(7,725,000)	$—	$—

Debt securities valued at $7,725,000 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2018, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,516,651	$—
Exchange-traded asset derivatives
Interest rate contracts	—	408,777

Total asset derivatives	$2,516,651	$408,777

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,644,591)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(347,402)

Total liability derivatives	$(1,644,591)	$(347,402)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
HSBC Bank USA	$(174,141)	$260,000
Credit Suisse International	(423,897)	1,580,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$4,706,651	$2,435,014

Net loss amount reflects cash received as collateral by the Fund in the amount $640,000

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	42.9%
Mortgage Related	7.2
Banking	6.9
ABS Home Equity	4.6
Local Authorities	2.9
ABS Other	2.4
Life Insurance	2.4
Agency Commercial Mortgage-Backed Securities	2.3
Other Investments, less than 2% each	24.7
Short-Term Investments	1.9

Total Investments	98.2
Other assets less liabilities (including forward foreign currency and futures contracts)	1.8

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	45.2%
Euro	18.5
Japanese Yen	10.8
British Pound	5.0
Australian Dollar	3.1
Canadian Dollar	2.4
Other, less than 2% each	13.2

Total Investments	98.2
Other assets less liabilities (including forward foreign currency and futures contracts)	1.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.1% of Net Assets
Non-Convertible Bonds – 81.9%
	ABS Home Equity – 1.7%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$183,770
40,810	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	41,594
45,578	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	47,859
39,239	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	39,376
100,000	Colony American Homes, Series 2015-1A, Class F, 1-month LIBOR + 3.650%, 5.696%, 7/17/2032, 144A(a)	100,128
36,580	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.103%, 5/25/2035(b)	37,024
171,170	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.415%, 9/19/2045(a)	138,993
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 5.391%, 10/25/2027(a)	301,581
44,644	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.130%, 7/19/2035(b)	43,577
125,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 5.865%, 10/17/2033, 144A(a)	125,678
225,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 6.785%, 10/17/2033, 144A(a)	228,037
80,931	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 2.731%, 7/25/2045(a)	77,970
221,955	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.380%, 3/25/2035(b)	207,880
100,000	Progress Residential Trust, Series 2016-SFR1, Class E, 1-month LIBOR + 3.850%, 5.935%, 9/17/2033, 144A(a)	101,096
175,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(b)	174,439
365,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(b)	364,315
175,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	175,277

		2,388,594

	ABS Other – 0.3%
158,447	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	156,886
238,775	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A	242,063

		398,949

	Aerospace & Defense – 1.6%
75,000	Engility Corp., 8.875%, 9/01/2024	78,375
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	655,716

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	$200,600
350,000	Oshkosh Corp., 5.375%, 3/01/2025	358,750
200,000	TransDigm UK Holdings PLC, 6.875%, 5/15/2026, 144A	202,750
690,000	TransDigm, Inc., 6.500%, 7/15/2024	702,075

		2,198,266

	Airlines – 2.1%
1,061,558	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	1,082,067
313,876	American Airlines Pass Through Certificates, Series 2014-1, Class B, 4.375%, 4/01/2024	313,876
1,151,970	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,101,053
410,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	400,775
15,177	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	15,181

		2,912,952

	Automotive – 1.3%
150,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	147,562
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	221,625
705,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	672,394
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	60,450
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	59,550
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	337,600
335,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	323,275

		1,822,456

	Banking – 4.6%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	599,250
20,000	Ally Financial, Inc., 4.125%, 3/30/2020	20,025
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,644
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	997,150
1,240,000	Barclays PLC, 5.200%, 5/12/2026	1,218,128

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	$1,280,525
600,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	513,312
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,211,734
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	278,084
120,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	126,289

		6,264,141

	Brokerage – 0.3%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	199,500
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	143,527

		343,027

	Building Materials – 2.2%
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	118,437
485,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	445,909
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	296,550
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	325,020
405,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	394,875
400,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	378,000
105,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	100,013
130,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	120,900
160,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	160,400
570,000	USG Corp., 4.875%, 6/01/2027, 144A	582,825
100,000	USG Corp., 5.500%, 3/01/2025, 144A	102,750

		3,025,679

	Cable Satellite – 5.9%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	679,995
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	395,876
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	606,512

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	$561,344
920,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	878,600
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	47,138
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	257,469
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	550,764
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,359,600
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	809,375
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	195,782
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	527,930
1,410,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,317,081

		8,187,466

	Chemicals – 0.6%
805,000	Hercules LLC, 6.500%, 6/30/2029(c)(d)	815,063

	Construction Machinery – 0.8%
200,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	186,500
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	114,713
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	466,725
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	294,712

		1,062,650

	Consumer Cyclical Services – 0.9%
190,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	181,213
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023	463,735
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	283,575
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	313,437

		1,241,960

	Consumer Products – 0.4%
625,000	Coty, Inc., 6.500%, 4/15/2026, 144A	599,609

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 1.9%
$695,000	AES Corp., 4.000%, 3/15/2021	$691,525
340,000	AES Corp., 4.500%, 3/15/2023	337,025
90,000	AES Corp., 5.125%, 9/01/2027	89,775
277,000	AES Corp. (The), 5.500%, 4/15/2025	277,942
220,000	AES Corp. (The), 6.000%, 5/15/2026	227,700
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,029,062

		2,653,029

	Environmental – 0.0%
45,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	43,313

	Finance Companies – 4.6%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	513,600
375,000	Aircastle Ltd., 5.125%, 3/15/2021	382,969
410,000	Aircastle Ltd., 5.500%, 2/15/2022	419,225
30,000	Aircastle Ltd., 7.625%, 4/15/2020	31,725
95,000	CIT Group, Inc., 4.125%, 3/09/2021	94,406
65,000	iStar, Inc., 4.625%, 9/15/2020	64,025
585,000	iStar, Inc., 5.000%, 7/01/2019	583,537
220,000	iStar, Inc., 5.250%, 9/15/2022	212,987
245,000	iStar, Inc., 6.500%, 7/01/2021	248,369
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	319,107
435,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	444,548
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	29,625
185,000	Navient LLC, 5.500%, 1/25/2023	181,763
65,000	Navient LLC, MTN, 4.875%, 6/17/2019	65,325
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	841,680
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	238,520

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$490,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	$451,927
890,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	871,114
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	102,000
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	303,760

		6,400,212

	Financial Other – 0.5%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	645,806

	Food & Beverage – 2.8%
675,000	B&G Foods, Inc., 5.250%, 4/01/2025	636,187
605,000	BRF S.A., 4.750%, 5/22/2024, 144A	529,980
730,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	711,816
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	209,250
220,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	222,200
350,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	332,500
240,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	230,400
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	408,100
635,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	615,950

		3,896,383

	Gaming – 1.0%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	151,875
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	79,200
165,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	149,737
925,000	MGM Resorts International, 6.000%, 3/15/2023	952,750

		1,333,562

	Government Owned—No Guarantee – 1.5%
480,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	390,422
135,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	118,683

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned—No Guarantee – continued
$805,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	$728,525
25,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	22,371
80,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	72,360
265,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	245,125
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	549,600

		2,127,086

	Health Insurance – 0.2%
320,000	Centene Corp., 4.750%, 1/15/2025	318,400

	Healthcare – 4.4%
300,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	311,250
115,000	HCA, Inc., 5.250%, 4/15/2025	115,000
655,000	HCA, Inc., 5.375%, 2/01/2025	644,978
430,000	HCA, Inc., 7.050%, 12/01/2027	443,975
35,000	HCA, Inc., 7.500%, 12/15/2023	37,538
790,000	HCA, Inc., 7.500%, 11/06/2033	831,475
40,000	HCA, Inc., 7.690%, 6/15/2025	43,400
40,000	HCA, Inc., 8.360%, 4/15/2024	44,700
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	221,400
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,100
215,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	205,325
250,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	235,000
330,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	321,337
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	139,825
650,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(e)	670,312
425,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	403,219
70,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	66,544

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$250,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$227,500
640,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	665,600
345,000	Wright Medical Group, Inc., 1.625%, 6/15/2023, 144A	342,240

		5,991,718

	Home Construction – 2.1%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(f)(g)(h)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(d)	234,972
385,000	Lennar Corp., 4.750%, 11/15/2022	385,000
690,000	Lennar Corp., 5.000%, 6/15/2027	660,675
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	694,800
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	495,000
380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	381,976

		2,852,425

	Independent Energy – 8.4%
375,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	386,156
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	271,095
250,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	275,000
595,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	557,812
68,000	California Resources Corp., 5.500%, 9/15/2021	59,632
33,000	California Resources Corp., 6.000%, 11/15/2024	26,895
360,000	California Resources Corp., 8.000%, 12/15/2022, 144A	326,700
110,000	Callon Petroleum Co., 6.125%, 10/01/2024	111,375
103,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	98,880
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,560
12,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,150
21,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,578
600,000	CNX Resources Corp., 5.875%, 4/15/2022	603,114

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$310,000	Continental Resources, Inc., 3.800%, 6/01/2024	$302,417
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	81,183
630,000	Continental Resources, Inc., 5.000%, 9/15/2022	638,324
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023	421,637
480,000	Gulfport Energy Corp., 6.375%, 5/15/2025	466,800
210,000	Gulfport Energy Corp., 6.375%, 1/15/2026	201,600
162,000	Halcon Resources Corp., 6.750%, 2/15/2025	151,470
85,000	Matador Resources Co., 6.875%, 4/15/2023	89,038
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	232,500
580,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	578,550
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	433,612
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	142,256
789,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	802,579
75,000	PDC Energy, Inc., 6.125%, 9/15/2024	76,500
120,000	QEP Resources, Inc., 5.250%, 5/01/2023	117,300
225,000	QEP Resources, Inc., 5.375%, 10/01/2022	228,938
380,000	Rex Energy Corp., 8.000%, 10/01/2020(g)	34,200
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	388,759
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	136,000
610,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	603,900
260,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	249,925
280,000	SM Energy Co., 5.000%, 1/15/2024	264,950
230,000	SM Energy Co., 5.625%, 6/01/2025	219,075
170,000	SM Energy Co., 6.125%, 11/15/2022	174,250
135,000	SM Energy Co., 6.500%, 11/15/2021	138,105
40,000	SM Energy Co., 6.500%, 1/01/2023	40,400

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$75,000	SM Energy Co., 6.750%, 9/15/2026	$75,188
250,000	Southwestern Energy Co., 6.700%, 1/23/2025	244,688
265,000	Southwestern Energy Co., 7.500%, 4/01/2026	274,275
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	674,500
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	98,148
285,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	293,550

		11,632,564

	Integrated Energy – 0.1%
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	203,750

	Leisure – 0.2%
65,000	Boyne USA, Inc., 7.250%, 5/01/2025, 144A	67,763
180,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	171,225

		238,988

	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	426,775

	Local Authorities – 0.3%
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	237,533
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	161,875

		399,408

	Lodging – 0.5%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	109,250
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	580,125

		689,375

	Media Entertainment – 2.7%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	660,825
25,000	AMC Networks, Inc., 5.000%, 4/01/2024	24,625
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	86,275
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	550,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$1,405,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	$1,396,626
310,000	Meredith Corp., 6.875%, 2/01/2026, 144A	305,737
710,000	Netflix, Inc., 4.875%, 4/15/2028, 144A	676,751

		3,701,639

	Metals & Mining – 1.7%
400,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	386,000
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	358,550
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	826,500
750,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A	695,497
65,000	Vale Overseas Ltd., 6.875%, 11/10/2039	73,613

		2,340,160

	Midstream – 4.3%
80,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	82,000
710,000	Energy Transfer Partners LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(i)	657,637
1,020,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,017,450
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	341,023
155,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	146,475
135,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	136,688
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	378,750
125,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	123,750
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	533,250
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	209,774
160,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	155,200
175,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 11/15/2023	164,938
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	985,000
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	48,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	$670,000
245,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	224,464

		5,874,399

	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.573%, 11/15/2031, 144A(a)(c)(d)	94,406
180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.573%, 11/15/2031, 144A(a)(c)(d)	165,293
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	716,815
85,564	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(b)	86,968
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.979%, 6/15/2045, 144A(b)	81,481

		1,144,963

	Oil Field Services – 1.3%
370,000	Ensco PLC, 5.750%, 10/01/2044	262,238
20,000	Global Marine, Inc., 7.000%, 6/01/2028	20,200
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	62,100
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	134,125
330,000	Noble Holding International Ltd., 7.750%, 1/15/2024	312,675
415,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	427,450
80,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	80,600
140,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	139,475
187,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	188,870
135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	137,109

		1,764,842

	Packaging – 1.3%
330,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(e)	330,825
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	341,119
350,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	364,000
475,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	442,937

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – continued
$275,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	$261,250

		1,740,131

	Paper – 0.5%
350,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	315,175
320,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	323,712

		638,887

	Pharmaceuticals – 2.2%
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	216,065
250,000	Endo Finance LLC, 5.750%, 1/15/2022, 144A	223,750
285,000	Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023, 144A	228,000
300,000	Inretail Pharma S.A., 5.375%, 5/02/2023, 144A	303,825
690,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	628,010
300,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	214,427
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	88,350
115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	113,131
1,110,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,042,706

		3,058,264

	Property & Casualty Insurance – 0.9%
1,160,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	1,184,546
	Refining – 0.4%
495,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	487,575
	REITs—Mortgage – 0.9%
645,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021, 144A	630,488
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025, 144A	585,600

		1,216,088

	Restaurants – 0.5%
685,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	648,147

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 1.3%
$480,000	Dillard’s, Inc., 7.000%, 12/01/2028	$511,176
160,000	Foot Locker, Inc., 8.500%, 1/15/2022	182,800
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	124,062
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	513,600
385,000	L Brands, Inc., 6.750%, 7/01/2036	338,800
140,000	L Brands, Inc., 6.875%, 11/01/2035	124,600

		1,795,038

	Supermarkets – 1.1%
735,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	650,475
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	403,587
10,000	New Albertsons LP, 8.700%, 5/01/2030	8,725
615,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	473,550

		1,536,337

	Technology – 5.0%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	110,275
260,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	191,100
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	135,338
70,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	71,488
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	140,000
975,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,024,132
310,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	373,339
520,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046	626,246
150,000	Equinix, Inc., 5.375%, 1/01/2022	154,500
140,000	Equinix, Inc., 5.375%, 4/01/2023	143,307
590,000	First Data Corp., 5.000%, 1/15/2024, 144A	585,575
695,000	First Data Corp., 7.000%, 12/01/2023, 144A	723,898
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	191,900

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	$673,012
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,400
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	578,582
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	237,350
325,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	266,500
710,000	Western Digital Corp., 4.750%, 2/15/2026	690,475

		6,937,417

	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	179,913

	Treasuries – 1.0%
1,410,000	U.S. Treasury Note, 1.125%, 1/31/2019	1,401,298

	Wireless – 2.3%
325,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	298,513
80,000	Nokia Oyj, 3.375%, 6/12/2022	77,562
700,000	Nokia Oyj, 4.375%, 6/12/2027	658,000
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	474,920
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,253,200
125,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	116,719
345,000	T-Mobile USA, Inc., 4.750%, 2/01/2028	319,556

		3,198,470

	Wirelines – 2.1%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	211,200
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	9,263
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	134,864
930,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	897,450
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	93,100
520,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	494,572

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	$33,688
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	438,744
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	160,564
390,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	350,025

		2,823,470

	Total Non-Convertible Bonds (Identified Cost $113,393,504)	112,785,190

Convertible Bonds – 11.2%
	Building Materials – 0.2%
265,000	Tutor Perini Corp., 2.875%, 6/15/2021	265,390

	Cable Satellite – 1.2%
1,200,000	DISH Network Corp., 2.375%, 3/15/2024	1,056,730
690,000	DISH Network Corp., 3.375%, 8/15/2026	668,331

		1,725,061

	Consumer Cyclical Services – 0.5%
725,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	642,976

	Diversified Operations – 0.4%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	490,037

	Healthcare – 0.6%
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	328,918
100,000	Insulet Corp., 1.375%, 11/15/2024, 144A	112,327
295,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	439,739

		880,984

	Leisure – 0.1%
140,000	Rovi Corp., 0.500%, 3/01/2020	133,144

	Media Entertainment – 0.1%
135,000	Liberty Media Corp., 2.250%, 9/30/2046	70,905

	Midstream – 1.0%
885,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	899,412

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Midstream – continued
$155,000	PDC Energy, Inc., 1.125%, 9/15/2021	$161,905
55,000	SM Energy Co., 1.500%, 7/01/2021	56,661
295,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	281,557

		1,399,535

	Oil Field Services – 0.4%
25,000	Hercules Capital, Inc., 4.375%, 2/01/2022	24,900
670,000	Nabors Industries, Inc., 0.750%, 1/15/2024	528,101

		553,001

	Pharmaceuticals – 3.9%
160,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	154,626
1,585,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,601,167
251,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	297,340
90,000	Dermira, Inc., 3.000%, 5/15/2022	74,075
325,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	396,198
345,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	330,185
1,360,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,190,745
585,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	574,736
320,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	461,835
365,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022	338,307

		5,419,214

	Railroads – 0.3%
315,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	362,485

	REITs—Mortgage – 0.2%
345,000	iStar, Inc., 3.125%, 9/15/2022, 144A	335,483

	Technology – 2.1%
365,000	Avaya Holdings Corp., 2.250%, 6/15/2023, 144A	354,837
1,080,000	Finisar Corp., 0.500%, 12/15/2036	980,262

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$235,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021	$334,326
790,000	Nuance Communications, Inc., 1.000%, 12/15/2035	706,007
245,000	Nuance Communications, Inc., 1.250%, 4/01/2025	229,893
350,000	Verint Systems, Inc., 1.500%, 6/01/2021	343,505

		2,948,830

	Wirelines – 0.2%
285,000	GCI Liberty, Inc., 1.750%, 9/30/2046, 144A	293,250

	Total Convertible Bonds (Identified Cost $15,399,953)	15,520,295

	Total Bonds and Notes (Identified Cost $128,793,457)	128,305,485

Senior Loans – 1.0%
	Chemicals – 0.1%
99,353	Chemours Co. (The), 2018 USD Term Loan B, 1-month LIBOR + 1.750%, 3.850%, 4/03/2025(a)	97,987

	Independent Energy – 0.3%
407,467	Chesapeake Energy Corp., Term Loan, 1-month LIBOR + 7.500%, 9.594%, 8/23/2021(a)	425,889

	Transportation Services – 0.6%
819,705	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.001%, 4/04/2025(a)	821,410

	Total Senior Loans (Identified Cost $1,322,591)	1,345,286

Shares
Preferred Stocks – 1.1%
	Food & Beverage – 0.8%
9,524	Bunge Ltd., 4.875%	1,023,908

	Midstream – 0.3%
90	Chesapeake Energy Corp., 5.750%	55,035
13	Chesapeake Energy Corp., 5.750%, 144A	8,150
641	Chesapeake Energy Corp., 5.750%	401,843

		465,028

	Total Preferred Stocks (Identified Cost $1,435,724)	1,488,936

Shares	Description	Value (†)
Common Stocks – 0.8%
	Oil, Gas & Consumable Fuels – 0.5%
10,515	Bonanza Creek Energy, Inc.(j)	$398,203
8,051	Halcon Resources Corp.(j)	35,344
570	Rex Energy Corp.(j)	79
6,458	Whiting Petroleum Corp.(j)	340,466

		774,092

	Pharmaceuticals – 0.3%
948	Allergan PLC	158,051
4,298	Bristol-Myers Squibb Co.	237,851

		395,902

	Total Common Stocks (Identified Cost $1,629,260)	1,169,994

Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(j) (Identified Cost $0)	872

Principal Amount
Short-Term Investments – 2.6%
3,529,166	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $3,529,489 on 7/02/2018 collateralized by $3,705,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $3,602,238 including accrued interest(k) (Identified Cost $3,529,166)	3,529,166

Description	Value (†)
Total Investments – 98.6% (Identified Cost $136,710,198)	$135,839,739
Other assets less liabilities – 1.4%	1,892,722
Net Assets – 100.0%	$137,732,461

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2018, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,489,647	1.1%	$2	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $1,489,647 or 1.1% of net assets.
(e)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018, interest payments were made in cash.

(f)	Level 3 security. Value has been determined using significant unobservable inputs.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of this security amounted to $2 or less than 0.1% of net assets.
(i)	Perpetual bond with no specified maturity date.
(j)	Non-income producing security.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $59,154,855 or 42.9% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$2,852,423	$2	(a)	$2,852,425
All Other Non-Convertible Bonds*	—	109,932,765	—		109,932,765

Total Non-Convertible Bonds	—	112,785,188	2		112,785,190

Convertible Bonds*	—	15,520,295	—		15,520,295

Total Bonds and Notes	—	128,305,483	2		128,305,485

Senior Loans*	—	1,345,286	—		1,345,286
Preferred Stocks*	—	1,488,936	—		1,488,936
Common Stocks*	1,169,994	—	—		1,169,994
Warrants	872	—	—		872
Short-Term Investments	—	3,529,166	—		3,529,166

Total	$1,170,866	$134,668,871	$2		$135,839,739

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments still Held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
Home Construction	$2		$—	$—	$—	$—	$—	$—	$—	$2	$—
Non-Agency Commercial Mortgage-Backed Securities	592,950		—	—	(2,950)	—	(590,000)	—	—	—	—
Warrants	—	(a)	—	—	—	—	—	—	—	—	—

Total	$592,952		$—	$—	$(2,950)	$—	$(590,000)	$—	$—	$2	$—

(a)	Includes a security fair valued at zero using Level 3 inputs that expired as worthless during the period.

Industry Summary at June 30, 2018 (Unaudited)

Independent Energy	8.7%
Cable Satellite	7.1
Technology	7.1
Pharmaceuticals	6.4
Midstream	5.6
Healthcare	5.0
Finance Companies	4.6
Banking	4.6
Food & Beverage	3.6
Media Entertainment	2.8
Building Materials	2.4
Wireless	2.3
Wirelines	2.3
Airlines	2.1
Home Construction	2.1
Other Investments, less than 2% each	29.3
Short-Term Investments	2.6

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 95.0% of Net Assets
	Aerospace & Defense – 0.5%
$145,000	L3 Technologies, Inc., 4.400%, 6/15/2028	$144,325

	Banking – 3.6%
145,000	Capital One Financial Corp., 4.250%, 4/30/2025	144,496
200,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(a)	196,250
300,000	KeyCorp, MTN, 4.100%, 4/30/2028	297,614
200,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	184,526
200,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(a)	210,000

		1,032,886

	Brokerage – 0.4%
60,000	CME Group, Inc., 3.750%, 6/15/2028	60,473
60,000	CME Group, Inc., 4.150%, 6/15/2048	60,690

		121,163

	Building Materials – 0.5%
145,000	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	134,546

	Electric – 0.1%
45,000	IPALCO Enterprises, Inc., 3.700%, 9/01/2024	43,635

	Food & Beverage – 0.7%
100,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	98,353
100,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	94,774

		193,127

	Independent Energy – 0.3%
90,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	91,575

	Life Insurance – 0.5%
140,000	MetLife, Inc., Series D, (fixed rate to 3/15/2028, variable rate thereafter), 5.875%(a)	142,359

	Midstream – 0.5%
150,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(a)	142,125

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Railroads – 0.5%
$145,000	Kansas City Southern, 4.700%, 5/01/2048	$140,476

	Retailers – 0.5%
145,000	Walmart, Inc., 4.050%, 6/29/2048	146,013

	Technology – 0.5%
130,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	136,551

	Treasuries – 86.0%
939,362	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)(c)	911,134
1,203,825	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(b)(c)	1,203,834
1,025,542	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	1,056,213
253,970	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2048(b)	262,499
973,825	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)(c)	1,299,946
5,813,445	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(b)	5,722,950
3,193,279	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(c)	3,127,575
4,504,381	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)(c)	4,315,261
185,092	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	180,022
924,333	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	907,894
2,333,408	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(b)(c)	2,267,141
1,141,872	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)	1,110,881
812,480	U.S. Treasury Inflation Indexed Note, 0.500%, 1/15/2028(b)	794,877
1,489,726	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)(c)	1,481,621

		24,641,848

	Wireless – 0.4%
100,000	Sprint Corp., 7.625%, 3/01/2026	102,000

	Total Bonds and Notes (Identified Cost $27,713,332)	27,212,629

Senior Loans – 1.9%
	Healthcare – 0.7%
197,432	Kindred Healthcare, Inc., New Term Loan, 3-month LIBOR + 3.500%, 5.875%, 4/09/2021(d)	197,184

Principal Amount	Description	Value (†)
Senior Loans – continued
	Independent Energy – 0.1%
$37,500	MEG Energy Corp., 2017 Term Loan B, 1-month LIBOR + 3.500%, 5.600%, 12/31/2023(d)	$37,472

	Retailers – 1.1%
316,953	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.358%, 9/12/2024(d)	312,497

	Total Senior Loans (Identified Cost $553,293)	547,153

Shares
Preferred Stocks – 0.5%
	Government Guaranteed – 0.5%
6,039	Bank of America Corp., Series GG, 6.000% (Identified Cost $150,975)	157,739

Principal Amount
Short-Term Investments – 1.7%
$457,635	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $457,677 on 7/02/2018 collateralized by $485,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $471,548 including accrued interest(e)	457,635
20,000	U.S. Treasury Bills, 1.693%, 12/06/2018(f)(g)	19,823

	Total Short-Term Investments (Identified Cost $477,486)	477,458

Description	Value (†)
Total Investments – 99.1% (Identified Cost $28,895,086)	$28,394,979
Other assets less liabilities – 0.9%	245,662

Net Assets – 100.0%	$28,640,641

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Treasury Inflation Protected Security (TIPS).
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $329,678 or 1.2% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/19/2018	2	$284,254	$290,000	$5,746

At June 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/28/2018	21	$2,385,278	$2,385,961	$(683)
Ultra Long U.S. Treasury Bond	9/19/2018	5	797,863	797,812	51
Ultra 10 Year U.S. Treasury Note	9/19/2018	7	901,717	897,641	4,076

Total					$3,444

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$27,212,629	$—	$27,212,629
Senior Loans*	—	547,153	—	547,153
Preferred Stocks*	157,739	—	—	157,739
Short-Term Investments	—	477,458	—	477,458
Futures Contracts (unrealized appreciation)	9,873	—	—	9,873

Total	$167,612	$28,237,240	$—	$28,404,852

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(683)	$—	$—	$(683)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2018, the Fund used futures contracts to hedge against changes in interest rates and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2018:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded asset derivatives
Interest rate contracts	$9,873

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives
Interest rate contracts	$(683)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$136,823	$136,823

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	86.0%
Banking	3.6
Other Investments, less than 2% each	7.8
Short-Term Investments	1.7

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 77.2% of Net Assets
Non-Convertible Bonds – 70.4%
	Aerospace & Defense – 1.5%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$104,661
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,949,261
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	118,985
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,204,948
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	873,206
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,606,620
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.078%, 2/15/2067, 144A(a)	2,375,100
625,000	TransDigm, Inc., 6.500%, 5/15/2025	632,031

		9,864,812

	Airlines – 1.7%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,355,400
284,614	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	290,079
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	814,050
68,286	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(b)	73,106
279,040	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	280,826
1,060,005	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,082,403
206,903	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	217,249
1,781,667	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,821,398
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,767,500
75,792	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	77,271
69,261	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	69,279

		10,848,561

	Automotive – 1.1%
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,204,950
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,635,593

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$1,840,000	Tenneco, Inc., 5.000%, 7/15/2026	$1,643,120

		7,483,663

	Banking – 1.1%
293,000	Bank of America Corp., Series K, 3-month LIBOR + 3.630%, 5.989%(a)(c)	294,245
3,460,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,960,099
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	190,400
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,545,000
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	123,232
85,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.654%(a)(c)	81,281

		7,194,257

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	343,000
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,655,685

		1,998,685

	Building Materials – 0.0%
178,000	Masco Corp., 6.500%, 8/15/2032	198,793
	Cable Satellite – 2.6%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	123,711
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	59,232
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,744,941
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	67,725
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,220,538
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	292,875
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,038,175
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	1,912,838
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,273,027
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,507,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	$139,680
3,660,000	Ziggo BV, 5.500%, 1/15/2027, 144A	3,418,806

		16,798,698

	Chemicals – 2.4%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,071,125
4,738,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	4,797,225
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(d)(e)	2,051,200
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(d)(e)	2,117,554
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,678,388
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,941,290

		15,656,782

	Construction Machinery – 0.8%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	305,563
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,380,275
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,357,700
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,151,400

		5,194,938

	Consumer Cyclical Services – 0.3%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,020,875

	Electric – 1.5%
455,000	AES Corp. (The), 4.875%, 5/15/2023	453,862
185,000	AES Corp. (The), 5.500%, 4/15/2025	185,629
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,120,889
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,587,950
340,000	Vistra Energy Corp., 5.875%, 6/01/2023	349,775
210,000	Vistra Energy Corp., 7.625%, 11/01/2024	223,913
4,415,000	Vistra Energy Corp., 8.125%, 1/30/2026, 144A	4,795,794

		9,717,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – 3.8%
$1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.098%, 1/15/2067, 144A(a)(d)(e)	$473,300
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	245,276
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	61,516
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	330,225
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,187,025
1,900,000	iStar, Inc., 6.500%, 7/01/2021	1,926,125
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,027,549
1,365,000	Navient Corp., MTN, 6.125%, 3/25/2024	1,347,938
325,000	Navient LLC, MTN, 7.250%, 1/25/2022	340,031
5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	4,689,750
1,190,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,097,537
3,205,000	Springleaf Finance Corp., 5.250%, 12/15/2019	3,245,062
1,725,000	Springleaf Finance Corp., 6.875%, 3/15/2025	1,712,063
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	881,475
5,010,000	Wand Merger Corp., 9.125%, 7/15/2026, 144A	5,060,100

		24,624,972

	Government Owned - No Guarantee – 0.2%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	732,042
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	359,278

		1,091,320

	Healthcare – 6.8%
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,930,937
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,099,613
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,904,650
620,000	HCA, Inc., 7.690%, 6/15/2025	672,700
375,000	HCA, Inc., 8.360%, 4/15/2024	419,063
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,180,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$4,088,125
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,569,762
1,885,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	2,008,713
4,745,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	4,510,716
5,030,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	5,004,850
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	9,403,940
910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025, 144A	903,175
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,458,500
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,569,962

		44,725,306

	Home Construction – 2.2%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,456,276
15,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	15,338
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022	2,342,812
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(e)	797,099
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,067,650
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	386,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,440,156
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	1,807,475
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	992,500

		14,305,306

	Independent Energy – 11.9%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	509,274
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	446,998
2,840,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,124,000
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	454,725
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	815,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$5,085,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	$3,379,135
647,000	California Resources Corp., 5.500%, 9/15/2021	567,380
106,000	California Resources Corp., 6.000%, 11/15/2024	86,390
4,845,000	California Resources Corp., 8.000%, 12/15/2022, 144A	4,396,837
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	960,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	2,887,306
3,795,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	3,861,412
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,838,893
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,125,970
2,345,000	Continental Resources, Inc., 5.000%, 9/15/2022	2,375,984
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	6,490,375
551,000	Halcon Resources Corp., 6.750%, 2/15/2025	515,185
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	3,920,625
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,181,100
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,546,362
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(b)(d)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(b)(d)(f)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	552,288
340,000	Range Resources Corp., 5.000%, 8/15/2022	336,600
5,620,000	Rex Energy Corp., 8.000%, 10/01/2020(g)	505,800
538,000	RSP Permian, Inc., 6.625%, 10/01/2022	565,277
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023	1,047,200
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,201,737
1,045,000	SM Energy Co., 5.625%, 6/01/2025	995,363
572,000	SM Energy Co., 6.125%, 11/15/2022	586,300
145,000	SM Energy Co., 6.500%, 11/15/2021	148,335

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,000,000	SM Energy Co., 6.500%, 1/01/2023	$1,010,000
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,382,725
6,345,000	Southwestern Energy Co., 6.700%, 1/23/2025	6,210,169
5,425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	5,018,125
4,395,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	4,491,558
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,340,062
2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	2,071,330

		77,946,445

	Life Insurance – 0.4%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,356,200
280,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	379,400

		2,735,600

	Media Entertainment – 1.1%
5,255,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	5,223,680
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(g)	755,000
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(g)	1,436,400

		7,415,080

	Metals & Mining – 3.9%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(d)(e)(g)(h)	20,734
500,000	AK Steel Corp., 7.625%, 10/01/2021	509,850
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,712,150
3,000,000	ArcelorMittal, 5.250%, 8/05/2020	3,097,500
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,966,198
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,575,300
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	197,380
4,500,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	3,947,400
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	4,001,937

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$4,000,000	United States Steel Corp., 6.650%, 6/01/2037	$3,650,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	795,000

		25,473,449

	Midstream – 2.0%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	808,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,605,242
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,950,396
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	189,000
50,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	50,625
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,499,650
870,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)	854,505

		12,957,418

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
42,124	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(i)	42,815
	Oil Field Services – 2.6%
1,805,000	Ensco PLC, 7.750%, 2/01/2026	1,705,184
2,035,000	Noble Holding International Ltd., 7.750%, 1/15/2024	1,928,162
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	257,500
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	5,783,316
965,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	972,238
4,823,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	4,871,987
2,145,000	Transocean, Inc., 6.800%, 3/15/2038	1,742,812

		17,261,199

	Packaging – 0.3%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	338,769
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,880,325

		2,219,094

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.1%
$1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.608%, 1/15/2033, 144A(a)(j)	$979,200

	REITs - Health Care – 0.3%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,733,325

	Retailers – 1.4%
873,000	Foot Locker, Inc., 8.500%, 1/15/2022	997,402
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	496,250
16,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	15,720
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	92,813
88,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	90,860
4,555,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	4,718,889
3,570,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	2,668,575

		9,080,509

	Supermarkets – 3.5%
655,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	579,675
330,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	311,553
6,415,000	New Albertsons LP, 7.450%, 8/01/2029	5,196,150
2,865,000	New Albertsons LP, 7.750%, 6/15/2026	2,517,046
10,075,000	New Albertsons LP, 8.000%, 5/01/2031	8,313,386
5,625,000	New Albertsons LP, 8.700%, 5/01/2030	4,907,812
1,150,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	885,500
155,000	Safeway, Inc., 7.250%, 2/01/2031	144,150

		22,855,272

	Technology – 0.7%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	919,885
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,479,850
263,000	Micron Technology, Inc., 5.500%, 2/01/2025	273,849

		4,673,584

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – 0.5%
$3,285,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	$3,194,663

	Treasuries – 5.4%
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	406,346
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	276,205
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	174,122
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	41,131
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	497,743
635,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	642,623
60,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	60,154
1,540,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	1,555,080
24,750,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	206,634
50,205,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	399,616
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	559,298
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,551,479
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	8,146,203
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	402,782
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,770,636
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,050,725
1,575,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	207,900
2,260,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	286,689
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,104,960
5,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	4,977,735

		35,318,061

	Wireless – 2.1%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,379,508
11,170,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,695,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$215,000	Sprint Capital Corp., 8.750%, 3/15/2032	$230,050
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	599,706
760,000	Sprint Corp., 7.125%, 6/15/2024	767,289

		13,671,828

	Wirelines – 7.9%
11,550,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	10,770,375
205,000	CenturyLink, Inc., 5.625%, 4/01/2025	193,725
1,495,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,240,850
1,555,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	1,290,650
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	369,600
2,530,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,308,625
3,705,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	3,454,912
1,945,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,252,094
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	287,138
1,740,000	Frontier Communications Corp., 7.125%, 1/15/2023	1,282,162
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,825,707
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	762,190
860,000	Frontier Communications Corp., 9.000%, 8/15/2031	563,300
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	751,718
1,160,000	Level 3 Parent LLC, 5.750%, 12/01/2022	1,160,000
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	731,240
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,410,152
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,760,623
645,000	Qwest Corp., 7.250%, 9/15/2025	689,194
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,372,059
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,108,989

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$1,526,750
2,595,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,478,225
4,795,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	3,183,209
4,090,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	3,670,775
1,469,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	932,918

		51,377,180

	Total Non-Convertible Bonds (Identified Cost $466,775,184)	460,659,502

Convertible Bonds – 6.4%
	Aerospace & Defense – 0.3%
1,895,000	Arconic, Inc., 1.625%, 10/15/2019	1,905,025

	Building Materials – 0.1%
665,000	KB Home, 1.375%, 2/01/2019	721,313

	Cable Satellite – 2.2%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,359,520
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	10,795,002

		14,154,522

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	477,938

	Healthcare – 0.3%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,769,352

	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,853,090

	Midstream – 0.8%
4,040,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	4,105,791
1,485,000	SM Energy Co., 1.500%, 7/01/2021	1,529,831

		5,635,622

	Pharmaceuticals – 0.2%
225,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	227,295

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – continued
$310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	$367,233
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	656,661

		1,251,189

	REITs - Mortgage – 0.1%
755,000	iStar, Inc., 3.125%, 9/15/2022, 144A	734,173

	Technology – 1.9%
235,000	Finisar Corp., 0.500%, 12/15/2036	213,298
40,426	Liberty Interactive LLC, 3.500%, 1/15/2031	47,389
10,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,289,803
1,255,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,177,617
1,009,000	Nuance Communications, Inc., 1.500%, 11/01/2035	969,725
790,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	793,717

		12,491,549

	Total Convertible Bonds (Identified Cost $42,800,956)	41,993,773

Municipals – 0.4%
	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	751,172

	Puerto Rico – 0.3%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035 (g)	1,725,300

	Total Municipals (Identified Cost $4,132,269)	2,476,472

	Total Bonds and Notes (Identified Cost $513,708,409)	505,129,747

Loan Participations – 0.1%
	ABS Other – 0.1%
441,698	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (b)(f)(i) (Identified Cost $445,011)	435,073

Senior Loans – 0.5%
	Chemicals – 0.3%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.594%, 12/20/2020(a)	1,612,013

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Financial Other – 0.1%
$715,950	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.557%, 3/04/2022(a)	$715,950

	Oil Field Services – 0.0%
153,964	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.834%, 3/19/2021(a)	148,113

	Retailers – 0.1%
291,962	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 7.094%, 8/21/2019(a)(g)	242,086

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.058%, 4/01/2022(a)	122,108

	Transportation Services – 0.0%
116,753	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 6.770%, 8/05/2019(a)	115,585

	Total Senior Loans (Identified Cost $2,984,504)	2,955,855

Shares
Common Stocks – 6.8%
	Automobiles – 1.5%
876,900	Ford Motor Co.	9,707,283

	Electronic Equipment, Instruments & Components – 4.7%
1,119,766	Corning, Inc.	30,804,763

	Media – 0.0%
2,154	Dex Media, Inc.(j)(l)	22,402

	Oil, Gas & Consumable Fuels – 0.1%
2,846	Chesapeake Energy Corp.(j)	14,913
1,176	Frontera Energy Corp.(j)	17,112
11,183	Paragon Offshore Ltd., Litigation Units, Class A(j)(l)	9,595
16,774	Paragon Offshore Ltd., Litigation Units, Class B(j)(l)	503,220

		544,840

	Pharmaceuticals – 0.5%
64,900	Bristol-Myers Squibb Co.	3,591,566

	Total Common Stocks (Identified Cost $27,300,644)	44,670,854

Preferred Stocks – 2.0%
Convertible Preferred Stocks – 1.8%
	Banking – 0.1%
138	Wells Fargo & Co., Class A, Series L, 7.500%	173,805

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Communications – 0.0%
1,120	Cincinnati Bell, Inc., Series B, 6.750%	$55,384

	Energy – 0.8%
113,814	El Paso Energy Capital Trust I, 4.750%	5,296,904

	Midstream – 0.5%
12,537	Chesapeake Energy Corp., 5.000%	758,488
30	Chesapeake Energy Corp., 5.750%	18,807
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,880,702
160	Chesapeake Energy Corp., Series A, 5.750%, 144A	97,841
1,100	Chesapeake Energy Corp., 5.750%	672,657

		3,428,495

	REITs - Mortgage – 0.4%
58,674	iStar, Inc., Series J, 4.500%	2,732,583

	Total Convertible Preferred Stocks (Identified Cost $12,201,325)	11,687,171

Non-Convertible Preferred Stocks – 0.2%
	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	460,980

	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	63,989

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	581,322

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	209,977

	Total Non-Convertible Preferred Stocks (Identified Cost $1,172,979)	1,316,268

	Total Preferred Stocks (Identified Cost $13,374,304)	13,003,439

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 12.9%
$22,169,384	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $22,171,416 on 7/02/2018 collateralized by $23,260,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $22,614,861 including accrued interest(m)	$22,169,384
10,000,000	U.S. Treasury Bills, 1.876%, 09/20/2018(n)	9,958,333
20,000,000	U.S. Treasury Bills, 1.995%, 11/08/2018(n)	19,857,562
33,000,000	U.S. Treasury Bills, 2.047%, 11/15/2018(n)	32,750,355

	Total Short-Term Investments (Identified Cost $84,725,959)	84,735,634

Description	Value (†)
Total Investments – 99.5% (Identified Cost $642,538,831)	$650,930,602
Other assets less liabilities – 0.5%	3,440,093

Net Assets – 100.0%	$654,370,695

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$18,141,525	2.8%	$435,073	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $18,141,525 or 2.8% of net assets.

(f)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $435,073 or 0.1% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal.
(i)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(j)	Non-income producing security.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$10,493	$22,402	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	85,478	9,595	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	1,709,463	503,220	0.1%

(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $123,255,665 or 18.8% of net assets.
ABS	Asset-Backed Securities
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$10,775,455	$73,106	(a)	$10,848,561
Independent Energy	—	77,946,445	—	(b)	77,946,445
All Other Non-Convertible Bonds*	—	371,864,496	—		371,864,496

Total Non-Convertible Bonds	—	460,586,396	73,106		460,659,502

Convertible Bonds*	—	41,993,773	—		41,993,773
Municipals*	—	2,476,472	—		2,476,472

Total Bonds and Notes	—	505,056,641	73,106		505,129,747

Loan Participations*	—	—	435,073	(c)	435,073
Senior Loans*	—	2,955,855	—		2,955,855
Common Stocks
Media	—	22,402	—		22,402
Oil, Gas & Consumable Fuels	32,025	512,815	—		544,840
All Other Common Stocks*	44,103,612	—	—		44,103,612

Total Common Stocks	44,135,637	535,217	—		44,670,854

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	3,428,495	—		3,428,495
REITs - Mortgage	—	2,732,583	—		2,732,583
All Other Convertible Preferred Stocks*	5,526,093	—	—		5,526,093

Total Convertible Preferred Stocks	5,526,093	6,161,078	—		11,687,171

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	209,977	—		209,977
All Other Non-Convertible Preferred Stocks*	1,106,291	—	—		1,106,291

Total Non-Convertible Preferred Stocks	1,106,291	209,977	—		1,316,268

Total Preferred Stocks	6,632,384	6,371,055	—		13,003,439

Short-Term Investments	—	84,735,634	—		84,735,634

Total	$50,768,021	$599,654,402	$508,179		$650,930,602

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Includes securities fair valued at zero using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3		Balance as of June 30, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
Airlines	$—		$—	$10,718	$(14,965)	$—	$(48,720)	$126,073	$		$73,106		$(14,965)
Chemicals	2,733,780		—	—	—	—	—	—		(2,733,780)	—		—
Independent Energy	—	(a)	72,349	—	(72,349)	—	—	—		—	—	(a)	(72,349)
Metals & Mining	1,659		—	—	—	—	—	—		(1,659)	—		—
Retailers	4,730,375		—	—	—	—	—	—		(4,730,375)	—		—
Loan Participations
ABS Other	538,700		—	(707)	(8,598)	—	(94,322)	—		—	435,073		(8,833)
Common Stocks
Media	12,493		—	—	—	—	—	—		(12,493)	—		—
Oil, Gas & Consumable Fuels	507,657		—	(1,646,414)	1,955,421	—	(490,714)	—		(325,950)	—		—
Warrants	—	(a)	—	—	—	—	—	—		—	—		—

Total	$8,524,664		$72,349	$(1,636,403)	$1,859,509	$—	$(633,756)	$126,073		$(7,804,257)	$508,179		$(96,147)

(a)	Fair valued at zero.

A debt security valued at $126,073 was transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $2,735,439 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $4,730,375 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $338,443 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At June 30, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2018 (Unaudited)

Independent Energy	11.9%
Wirelines	7.9
Healthcare	7.1
Treasuries	5.4
Cable Satellite	4.8
Electronic Equipment, Instruments & Components	4.7
Metals & Mining	3.9
Finance Companies	3.9
Supermarkets	3.5
Midstream	3.3
Chemicals	2.7
Oil Field Services	2.6
Technology	2.6
Home Construction	2.3
Wireless	2.1
Other Investments, less than 2% each	17.9
Short-Term Investments	12.9

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 99.5% of Net Assets
	ABS Car Loan – 11.3%
$144,278	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$144,321
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	151,876
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	71,888
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	157,406
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	545,986
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	108,768
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	296,501
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/2023	167,052
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	209,064
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	356,324
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	357,150
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	280,011
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022	513,642
175,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	173,390
1,000,000	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	987,353
170,000	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.110%, 10/17/2022	167,418
309,873	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	307,910
84,494	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	83,948
301,276	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	301,384
125,000	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	123,968
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	797,543
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	273,156
25,565	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	25,583
297,068	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	297,556
187,764	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	187,670

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$185,000	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.800%, 7/15/2022	$184,388
230,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	230,019
275,000	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	274,773
60,000	DT Auto Owner Trust, Series 18-2A, Class C, 3.670%, 3/15/2024, 144A	59,961
105,880	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	106,524
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	338,789
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	260,372
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	439,790
90,000	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	89,688
350,000	DT Auto Owner Trust, Series 2017-3A, Class B, 2.400%, 5/17/2021, 144A	348,564
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	298,357
190,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	188,379
400,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	399,557
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	257,856
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	311,500
290,000	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	290,109
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	196,456
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	134,174
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	158,810
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	228,204
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	682,647
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	585,434
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	114,470
287,696	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	286,853
275,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	271,501
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A	492,063
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	118,849

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	$503,884
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	147,494
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	124,442
505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	502,577
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	187,265
165,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	164,063
265,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	263,654
370,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	367,034
180,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	179,622
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A(a)	798,162
295,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	293,964
135,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	134,322
11,018	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	11,010
1,330,000	World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/2022(a)	1,314,571
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	107,692

		19,534,711

	ABS Credit Card – 2.6%
630,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	620,361
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	412,832
745,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	734,272
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	788,703
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	259,248
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	462,742
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	546,582
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	717,397

		4,542,137

	ABS Home Equity – 0.9%
351,871	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	354,572

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$225,373	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	$223,956
196,941	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	192,979
16,509	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.948%, 7/25/2021(b)(c)(d)	15,784
9,951	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	10,016
486,424	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.941%, 10/25/2027(e)	495,526
141,330	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	138,661
124,836	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	122,755
54,468	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.911%, 5/01/2035(b)	55,973

		1,610,222

	ABS Other – 3.3%
270,000	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	266,077
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	512,405
389,075	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	394,439
215,898	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	216,362
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	352,195
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	553,019
325,833	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	325,095
570,000	SCF Equipment Trust LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	570,598
194,786	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	198,102
114,201	Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	113,201
255,000	Sofi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	253,253
730,000	Sofi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	731,395
155,833	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	154,650
71,806	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	71,191
160,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	157,935
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A(a)	785,944

		5,655,861

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – 0.6%
$149,460	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	$145,775
238,352	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 3.160%, 7/25/2025(e)	239,560
66,294	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	65,399
292,846	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	289,055
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	174,678
189,637	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.360%, 7/25/2025(e)	190,386

		1,104,853

	Aerospace & Defense – 1.0%
460,000	General Dynamics Corp., 3.000%, 5/11/2021	458,522
380,000	L3 Technologies, Inc., 4.400%, 6/15/2028	378,231
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	441,252
440,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	441,725

		1,719,730

	Agency Commercial Mortgage-Backed Securities – 1.8%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(b)	662,646
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	514,673
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	681,880
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	1,004,780
153,060	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	151,785

		3,015,764

	Airlines – 0.3%
105,000	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.550%, 7/15/2031, 144A	100,647
46,170	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	48,589
360,000	Southwest Airlines Co., 3.450%, 11/16/2027	341,088

		490,324

	Automotive – 5.0%
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	419,313
45,000	Aptiv PLC, 3.150%, 11/19/2020	44,674
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	276,539

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$390,000	BMW U.S. Capital LLC, 3.750%, 4/12/2028, 144A	$381,696
890,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	874,623
1,560,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	1,502,604
595,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	594,857
280,000	General Motors Financial Co., Inc., 4.350%, 4/09/2025	275,984
670,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	655,868
730,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	717,871
175,000	Hyundai Capital America, 3.450%, 3/12/2021, 144A	173,627
855,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	834,121
885,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	877,694
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,510
165,000	Toyota Motor Credit Corp., GMTN, 2.700%, 1/11/2023	160,644
660,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	629,444

		8,567,069

	Banking – 22.7%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	521,451
315,000	American Express Co., 2.200%, 10/30/2020	307,750
915,000	ANZ New Zealand (Int’l) Ltd., 2.200%, 7/17/2020, 144A	896,776
255,000	ASB Bank Ltd., 3.750%, 6/14/2023, 144A	253,853
1,080,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023	1,048,042
740,000	Bank of Nova Scotia, 2.150%, 7/14/2020	725,577
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	439,589
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	443,387
880,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	869,121
625,000	BB&T Corp., MTN, 2.150%, 2/01/2021	607,813
615,000	BB&T Corp., MTN, 3.700%, 6/05/2025	611,859
1,280,000	BNP Paribas S.A., 3.375%, 1/09/2025, 144A	1,209,194

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$350,000	BNP Paribas S.A., 3.500%, 3/01/2023, 144A	$341,146
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	482,996
655,000	Capital One Financial Corp., 3.300%, 10/30/2024	622,134
215,000	Citigroup, Inc., 2.900%, 12/08/2021	210,619
750,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	734,788
295,000	Citigroup, Inc., (fixed rate to 6/1/2023, variable rate thereafter), 4.044%, 6/01/2024	296,597
310,000	Citizens Bank NA, 2.250%, 3/02/2020	304,931
365,000	Citizens Bank NA, 3.700%, 3/29/2023	364,168
430,000	Citizens Bank NA, MTN, 2.500%, 3/14/2019	429,007
250,000	Comerica Bank, 2.500%, 6/02/2020	246,751
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	953,317
410,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	394,776
675,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	661,330
890,000	Credit Suisse Group AG, 3-month LIBOR + 1.240%, 3.566%, 6/12/2024, 144A(e)	889,203
735,000	Danske Bank AS, 2.200%, 3/02/2020, 144A	722,583
730,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	724,333
495,000	Deutsche Bank AG, 4.100%, 1/13/2026	459,891
480,000	Deutsche Bank AG (NY), 3.150%, 1/22/2021	464,532
780,000	Fifth Third Bank, 1.625%, 9/27/2019	767,866
1,105,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	1,078,723
305,000	HSBC Holdings PLC, 3-month LIBOR + 1.000%, 3.326%, 5/18/2024(e)	304,085
610,000	HSBC Holdings PLC, (fixed rate to 6/19/2028, variable rate thereafter), 4.583%, 6/19/2029	616,121
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	183,187
515,000	Huntington Bancshares, Inc., 4.000%, 5/15/2025	516,511
1,035,000	JPMorgan Chase & Co., 3-month LIBOR + 0.550%, 2.877%, 3/09/2021(e)	1,037,805
850,000	JPMorgan Chase & Co., (fixed rate to 6/18/2021, variable rate thereafter), 3.514%, 6/18/2022	850,655

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	$576,140
555,000	Key Bank NA, 1.600%, 8/22/2019	546,817
150,000	KeyCorp, MTN, 4.100%, 4/30/2028	148,807
855,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 3.155%, 2/14/2020(e)	857,592
295,000	National Bank of Canada, 2.100%, 12/14/2018	294,555
885,000	National Bank of Canada, 2.200%, 11/02/2020	862,353
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	607,114
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	531,004
845,000	Nordea Bank AB, 2.125%, 5/29/2020, 144A	828,159
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	295,917
890,000	Royal Bank of Canada, 2.150%, 10/26/2020	869,533
425,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	418,746
350,000	Santander UK PLC, 2.125%, 11/03/2020	339,776
505,000	Santander UK PLC, 2.500%, 1/05/2021	493,249
875,000	Santander UK PLC, 3-month LIBOR + 0.620%, 2.920%, 6/01/2021(e)	874,503
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	296,515
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	227,498
365,000	SunTrust Banks, Inc., 4.000%, 5/01/2025	366,739
525,000	Svenska Handelsbanken AB, MTN, 1.500%, 9/06/2019	516,443
890,000	Synchrony Bank, 3.650%, 5/24/2021	890,516
240,000	Synchrony Financial, 3.950%, 12/01/2027	221,402
75,000	Synchrony Financial, 4.250%, 8/15/2024	73,524
855,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	854,745
910,000	Toronto-Dominion Bank, GMTN, 2.550%, 1/25/2021	896,165
840,000	U.S. Bank NA, 2.000%, 1/24/2020	827,683
920,000	UBS AG, 2.200%, 6/08/2020, 144A	894,286
455,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	434,250

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$855,000	Wells Fargo & Co., MTN, 2.625%, 7/22/2022	$823,522
125,000	Westpac Banking Corp., 2.750%, 1/11/2023	119,210
655,000	Westpac Banking Corp., 3.650%, 5/15/2023	655,631

		39,234,861

	Brokerage – 0.6%
335,000	Cboe Global Markets, Inc., 1.950%, 6/28/2019	331,810
425,000	Charles Schwab Corp. (The), 3.850%, 5/21/2025	429,741
250,000	CME Group, Inc., 3.750%, 6/15/2028	251,972

		1,013,523

	Building Materials – 0.6%
345,000	CRH America Finance, Inc., 3.950%, 4/04/2028, 144A	333,070
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	106,176
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.979%, 5/22/2020(e)	601,466
40,000	Masco Corp., 3.500%, 4/01/2021	39,947
4,000	Masco Corp., 7.125%, 3/15/2020	4,237

		1,084,896

	Cable Satellite – 0.7%
575,000	Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.500%, 2/01/2024	574,434
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	302,965
320,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	303,158

		1,180,557

	Chemicals – 0.4%
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,207
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	379,489
45,000	Methanex Corp., 3.250%, 12/15/2019	44,846
255,000	PPG Industries, Inc., 3.750%, 3/15/2028	251,090

		684,632

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – 1.5%
$195,102	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.383%, 7/20/2064(e)	$196,017
135,240	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.417%, 7/20/2064(e)	135,982
202,463	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	200,600
485,053	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	464,263
545,372	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.837%, 2/20/2066(a)(e)	554,995
1,051,222	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.517%, 4/20/2066(a)(e)	1,052,679

		2,604,536

	Construction Machinery – 0.4%
215,000	Caterpillar Financial Services Corp., MTN, 2.550%, 11/29/2022	207,633
350,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020	342,430
174,000	John Deere Capital Corp., Series 0014, MTN, 2.450%, 9/11/2020	171,540

		721,603

	Consumer Cyclical Services – 1.1%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	223,498
375,000	Amazon.com, Inc., 5.200%, 12/03/2025	412,243
470,000	Expedia Group, Inc., 3.800%, 2/15/2028	430,402
860,000	Western Union Co. (The), 4.250%, 6/09/2023	857,132

		1,923,275

	Consumer Products – 0.1%
240,000	Clorox Co. (The), 3.900%, 5/15/2028	237,992

	Diversified Manufacturing – 0.3%
455,000	Kennametal, Inc., 4.625%, 6/15/2028	450,555

	Electric – 5.7%
355,000	AEP Texas, Inc., 3.950%, 6/01/2028, 144A	353,884
510,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	509,866
160,000	American Electric Power Co., Inc., 3.200%, 11/13/2027	149,535
260,000	Consolidated Edison Co. New York, Inc., 3.800%, 5/15/2028	260,756
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	112,290

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	$1,015,968
165,000	Dominion Energy, Inc., 4.250%, 6/01/2028	164,737
905,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	894,360
825,000	Duke Energy Florida LLC, 3.800%, 7/15/2028	829,468
455,000	Entergy Texas, Inc., 3.450%, 12/01/2027	441,855
451,000	Exelon Corp., 2.450%, 4/15/2021	438,303
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	178,266
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	118,731
395,000	Fortis, Inc., 2.100%, 10/04/2021	376,924
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	190,661
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	677,898
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	279,385
290,000	Pacific Gas & Electric Co., 3.500%, 6/15/2025	270,541
905,000	PNM Resources, Inc., 3.250%, 3/09/2021	898,088
530,000	PSEG Power LLC, 3.850%, 6/01/2023	527,570
220,000	Southern California Edison Co., Series D, 3.400%, 6/01/2023	219,207
273,000	Southern Co. (The), 2.750%, 6/15/2020	270,653
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	699,611

		9,878,557

	Finance Companies – 1.3%
675,000	Air Lease Corp., 2.500%, 3/01/2021	657,186
315,000	Air Lease Corp., 3.625%, 12/01/2027	287,560
665,000	Ares Capital Corp., 3.625%, 1/19/2022	648,502
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	304,115
260,000	GATX Corp., 4.550%, 11/07/2028	258,090

		2,155,453

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Financial Other – 0.4%
$410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	$393,182
370,000	ORIX Corp., 3.250%, 12/04/2024	353,515

		746,697

	Food & Beverage – 3.3%
625,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	614,708
245,000	Brown-Forman Corp., 3.500%, 4/15/2025	243,662
885,000	General Mills, Inc., 2.600%, 10/12/2022	844,700
230,000	Kellogg Co., 3.400%, 11/15/2027	214,990
275,000	Kellogg Co., 4.300%, 5/15/2028	270,659
735,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 2.923%, 2/10/2021(e)	735,844
855,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	852,453
375,000	Maple Escrow Subsidiary, Inc., 4.417%, 5/25/2025, 144A	376,870
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	831,615
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	135,189
320,000	Sysco Corp., 3.550%, 3/15/2025	313,589
240,000	The JM Smucker Co. (The), 3.375%, 12/15/2027	223,267

		5,657,546

	Government Owned—No Guarantee – 1.0%
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	468,362
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	162,905
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	765,648
320,000	Syngenta Finance N.V., 5.182%, 4/24/2028, 144A	309,065

		1,705,980

	Health Insurance – 0.2%
310,000	Humana, Inc., 2.500%, 12/15/2020	304,270

	Healthcare – 1.6%
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	746,337
640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	634,680

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Healthcare – continued
$595,000	CVS Health Corp., 4.300%, 3/25/2028	$586,914
285,000	Edwards Lifesciences Corp., 4.300%, 6/15/2028	284,539
45,000	Express Scripts Holding Co., 3.000%, 7/15/2023	42,686
65,000	Express Scripts Holding Co., 4.750%, 11/15/2021	67,061
183,000	Life Technologies Corp., 6.000%, 3/01/2020	190,749
175,000	McKesson Corp., 3.950%, 2/16/2028	169,167
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	96,219

		2,818,352

	Hybrid ARMs – 0.1%
53,960	FHLMC, 1-year CMT + 2.248%, 3.521%, 1/01/2035(e)	57,061
134,909	FHLMC, 1-year CMT + 2.494%, 3.965%, 5/01/2036(e)	143,454

		200,515

	Independent Energy – 0.2%
179,000	Encana Corp., 6.500%, 5/15/2019	183,985
220,000	EQT Corp., 3.900%, 10/01/2027	205,166

		389,151

	Integrated Energy – 0.1%
225,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	216,719

	Life Insurance – 1.8%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	83,301
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	375,389
540,000	Athene Holding Ltd., 4.125%, 1/12/2028	497,966
330,000	Brighthouse Financial, Inc., Series WI, 3.700%, 6/22/2027	293,092
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	818,642
620,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	620,012
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	343,487
63,000	Unum Group, 5.625%, 9/15/2020	65,876

		3,097,765

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Media Entertainment – 0.8%
$95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	$91,921
425,000	CBS Corp., 2.900%, 6/01/2023, 144A	404,290
715,000	Moody’s Corp., 3-month LIBOR + 0.350%, 2.671%, 9/04/2018(e)	715,170
112,000	S&P Global, Inc, 3.300%, 8/14/2020	112,120

		1,323,501

	Midstream – 1.9%
185,000	Buckeye Partners LP, 3.950%, 12/01/2026	167,853
215,000	Enable Midstream Partners LP, 4.950%, 5/15/2028	209,010
155,000	Enbridge, Inc., 3.500%, 6/10/2024	150,360
60,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	60,942
855,000	EQT Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	854,854
255,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	253,776
85,000	Kinder Morgan, Inc., 4.300%, 3/01/2028	82,577
860,000	ONEOK, Inc., 4.550%, 7/15/2028	867,559
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	155,940
300,000	TransCanada PipeLines Ltd., 4.250%, 5/15/2028	300,943
100,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 3/15/2028, 144A	97,186

		3,201,000

	Mortgage Related – 3.9%
3,694	FHLMC, 3.000%, 10/01/2026	3,696
374	FHLMC, 6.500%, 1/01/2024	416
69	FHLMC, 8.000%, 7/01/2025	74
129	FNMA, 6.000%, 9/01/2021	130
210,942	GNMA, 4.268%, 2/20/2063(b)	215,177
415,946	GNMA, 4.284%, 2/20/2063(b)	422,502
237,939	GNMA, 4.406%, 10/20/2066(b)	251,315
59,632	GNMA, 4.412%, 6/20/2066(b)	62,695
150,223	GNMA, 4.423%, 10/20/2062(b)	152,829

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$106,686	GNMA, 4.428%, 9/20/2066(b)	$112,421
133,400	GNMA, 4.455%, 5/20/2062(b)	135,297
61,649	GNMA, 4.457%, 11/20/2066(b)	64,945
65,011	GNMA, 4.463%, 8/20/2066(b)	68,576
180,163	GNMA, 4.499%, 5/20/2062(b)	182,467
206,215	GNMA, 4.511%, 4/20/2063(b)	210,071
114,102	GNMA, 4.515%, 11/20/2066(b)	120,749
390,865	GNMA, 4.522%, 4/20/2063(b)	398,537
117,321	GNMA, 4.523%, 10/20/2066(b)	124,164
1,110,021	GNMA, 4.527%, 4/20/2067(a)(b)	1,181,598
188,250	GNMA, 4.534%, 9/20/2066(b)	199,852
465,796	GNMA, 4.559%, 7/20/2067(a)(b)	497,739
188,774	GNMA, 4.561%, 3/20/2063(b)	192,643
104,157	GNMA, 4.563%, 10/20/2066(b)	110,955
265,665	GNMA, 4.572%, 11/20/2064(b)	269,943
202,797	GNMA, 4.591%, 2/20/2063(b)	206,638
855,844	GNMA, 4.593%, 1/20/2067(a)(b)	913,494
100,739	GNMA, 4.644%, 7/20/2062(b)	102,229
55,628	GNMA, 4.684%, 8/20/2061(b)	55,881
451,194	GNMA, 4.688%, 5/20/2064(b)	477,230
1,196	GNMA, 6.500%, 12/15/2023	1,319
132	GNMA, 8.500%, 9/15/2022	133
178	GNMA, 9.500%, 1/15/2019	179

		6,735,894

	Natural Gas – 0.6%
965,000	Sempra Energy, 1.625%, 10/07/2019	946,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – 7.5%
$565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	$563,241
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	496,769
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	350,386
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	969,432
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	266,467
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	517,115
76,310	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	76,377
207,572	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	207,620
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	207,850
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	483,720
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1-month LIBOR + 0.850%, 2.896%, 2/13/2032, 144A(a)(e)	729,770
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	283,884
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	520,400
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	276,785
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	645,773
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	85,356
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	329,502
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	339,777
47,038	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	47,224
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	176,861
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	350,797
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	121,870
308,696	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.773%, 7/15/2036, 144A(e)	309,762
228,200	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	224,064
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.219%, 7/15/2046(b)	246,921
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	266,280

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	$127,133
202,370	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.293%, 11/15/2027, 144A(e)	202,460
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	494,041
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	561,368
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	197,850
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,287,610
38,165	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1-month LIBOR + 1.122%, 3.195%, 11/15/2029, 144A(e)	38,165
178,764	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	180,548
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	335,673
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	352,508

		12,871,359

	Oil Field Services – 0.4%
770,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	746,977

	Packaging – 0.2%
330,000	Amcor Finance (USA), Inc., 4.500%, 5/15/2028, 144A	330,497

	Paper – 0.4%
625,000	WestRock Co., 3.750%, 3/15/2025, 144A	612,734

	Pharmaceuticals – 0.7%
22,000	Amgen, Inc., 2.200%, 5/22/2019	21,879
450,000	Bayer U.S. Finance II LLC, 4.250%, 12/15/2025, 144A	452,408
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	762,822

		1,237,109

	Property & Casualty Insurance – 0.6%
435,000	American Financial Group, Inc., 3.500%, 8/15/2026	408,180
270,000	Assurant, Inc., 4.200%, 9/27/2023	269,830
440,000	Fairfax Financial Holdings Ltd., 4.850%, 4/17/2028, 144A	435,138

		1,113,148

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Railroads – 0.6%
$206,000	CSX Corp., 3.700%, 10/30/2020	$208,123
660,000	Union Pacific Corp., 3.500%, 6/08/2023	660,264
215,000	Union Pacific Corp., 3.646%, 2/15/2024	215,358

		1,083,745

	Refining – 0.2%
275,000	Valero Energy Corp., 4.350%, 6/01/2028	273,783

	REITs—Apartments – 0.2%
235,000	American Homes 4 Rent LP, 4.250%, 2/15/2028	225,052
195,000	ERP Operating LP, 3.500%, 3/01/2028	188,245

		413,297

	REITs—Diversified – 0.2%
355,000	EPR Properties, 4.950%, 4/15/2028	347,319

	REITs—Health Care – 0.5%
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	30,436
405,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	395,738
225,000	Omega Healthcare Investors, Inc., 4.500%, 4/01/2027	214,390
230,000	Ventas Realty LP, 4.000%, 3/01/2028	222,116

		862,680

	REITs—Office Property – 0.1%
245,000	Alexandria Real Estate Equities, Inc., 4.700%, 7/01/2030	247,404

	REITs—Shopping Centers – 0.2%
355,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	342,950

	REITs—Single Tenant – 0.3%
305,000	Realty Income Corp., 3.875%, 4/15/2025	300,711
290,000	Select Income REIT, 4.250%, 5/15/2024	277,325

		578,036

	Restaurants – 0.6%
1,030,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,009,393

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Retailers – 0.8%
$465,000	AutoNation, Inc., 3.500%, 11/15/2024	$441,865
860,000	Walmart, Inc., 3.400%, 6/26/2023	866,401

		1,308,266

	Technology – 2.5%
325,000	Equifax, Inc., 3.950%, 6/15/2023	323,346
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	439,607
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	602,321
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	122,484
89,000	Jabil, Inc., 5.625%, 12/15/2020	92,810
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	174,973
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	140,233
885,000	NetApp, Inc., 2.000%, 9/27/2019	872,646
215,000	Pitney Bowes, Inc., 4.375%, 5/15/2022	194,917
425,000	Pitney Bowes, Inc., 4.700%, 4/01/2023	382,500
205,000	Seagate Hdd Cayman, 4.875%, 3/01/2024	201,014
185,000	Trimble, Inc., 4.150%, 6/15/2023	184,957
630,000	Xerox Corp., 3.625%, 3/15/2023	604,481

		4,336,289

	Transportation Services – 1.2%
140,000	CH Robinson Worldwide, Inc., 4.200%, 4/15/2028	137,527
250,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.950%, 3/10/2025, 144A	247,085
570,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	571,708
150,000	Ryder System, Inc., MTN, 3.400%, 3/01/2023	148,133
510,000	Ryder System, Inc., Series MTN, 3.750%, 6/09/2023	509,598
430,000	TTX Co., 2.600%, 6/15/2020, 144A	424,079

		2,038,130

	Treasuries – 2.2%
2,605,000	U.S. Treasury Bond, 2.750%, 2/15/2028	2,582,715

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$1,300,000	U.S. Treasury Note, 2.500%, 8/15/2023	$1,284,715

		3,867,430

	Wireless – 0.4%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	198,074
140,000	Vodafone Group PLC, 4.125%, 5/30/2025	139,468
435,000	Vodafone Group PLC, 4.375%, 5/30/2028	429,829

		767,371

	Wirelines – 1.6%
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	392,876
755,000	Deutsche Telekom International Finance BV, 4.375%, 6/21/2028, 144A	749,026
790,000	Orange S.A., 1.625%, 11/03/2019	775,336
870,000	Verizon Communications, Inc., 3.376%, 2/15/2025	832,830

		2,750,068

	Total Bonds and Notes (Identified Cost $174,806,788)	171,893,286

Short-Term Investments – 0.8%
1,500,194	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $1,500,331 on 7/02/2018 collateralized by $1,555,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $1,532,669 including accrued interest(f) (Identified Cost $1,500,194)	1,500,194

Description	Value (†)
Total Investments – 100.3% (Identified Cost $176,306,982)	$173,393,480
Other assets less liabilities – (0.3)%	(586,055)

Net Assets – 100.0%	$172,807,425

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of this security amounted to $15,784 or 0.0% of net assets.
(e)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $54,097,286 or 31.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/28/2018	148$	16,827,382	$16,815,344	$(12,038)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$1,594,438	$15,784	(a)	$1,610,222
All Other Non-Convertible Bonds*	—	170,283,064	—		170,283,064

Total Bonds and Notes	—	171,877,502	15,784		171,893,286

Short-Term Investments	—	1,500,194	—		1,500,194

Total	$—	$173,377,696	$15,784		$173,393,480

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(12,038)	$—	$—	$(12,038)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as on June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$(12)	$(174)	$—	$(2,639)	$18,609	$—	$15,784	$(174)

A debt security valued at $18,609 was transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized at the beginning of the period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2018, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2018:

Liability	Unrealized Depreciation on futures contracts
Exchange traded liability derivatives Interest rate contracts	$(12,038)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$105,000	$105,000

Industry Summary at June 30, 2018 (Unaudited)

Banking	22.7%
ABS Car Loan	11.3
Non-Agency Commercial Mortgage-Backed Securities	7.5
Electric	5.7
Automotive	5.0
Mortgage Related	3.9
Food & Beverage	3.3
ABS Other	3.3
ABS Credit Card	2.6
Technology	2.5
Treasuries	2.2
Other Investments, less than 2% each	29.5
Short-Term Investments	0.8

Total Investments	100.3
Other assets less liabilities (including futures contracts)	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 67.2% of Net Assets
Non-Convertible Bonds – 65.5%
	ABS Home Equity – 0.0%
$17,292	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.010%, 7/25/2035(a)(b)(c)	$16,025

	ABS Other – 3.1%
2,663,594	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(d)(e)	2,632,962
7,967,860	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	8,103,505
520,132	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	582,437
245,281	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	238,694

		11,557,598

	Aerospace & Defense – 0.3%
480,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	496,632
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	584,549

		1,081,181

	Airlines – 1.4%
248,629	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	253,402
465,139	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	461,772
51,872	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(a)	55,534
59,682	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	61,252
69,651	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	71,148
582,826	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	617,038
606,187	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	666,139
1,079,694	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,136,248
591,335	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020(a)	591,335
386,116	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	429,967
775,467	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	792,217

		5,136,052

	Automotive – 3.3%
840,000	Cummins, Inc., 5.650%, 3/01/2098	905,822

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	$10,744,272
540,000	General Motors Co., 5.200%, 4/01/2045	495,729

		12,145,823

	Banking – 7.4%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,823,825
800,000	Bank of America Corp., 5.490%, 3/15/2019	813,469
809,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	784,356
1,586,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,493,496
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	395,265
683,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	665,172
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	728,709
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,680,081
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	683,587
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,058,088
665,000	Morgan Stanley, 2.500%, 1/24/2019	663,951
615,000	Morgan Stanley, 3.950%, 4/23/2027	586,274
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,198,418
840,000	Morgan Stanley, 5.750%, 1/25/2021	888,086
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,481,504
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	420,000
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	949,683
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,836,247

		27,150,211

	Brokerage – 1.3%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,350,156
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	957,529
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	471,522

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$80,000	Jefferies Group LLC, 6.875%, 4/15/2021	$86,216

		4,865,423

	Building Materials – 0.4%
269,000	Masco Corp., 6.500%, 8/15/2032	300,423
133,000	Masco Corp., 7.750%, 8/01/2029	161,135
992,000	Owens Corning, 7.000%, 12/01/2036	1,149,149

		1,610,707

	Cable Satellite – 0.1%
15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	13,813
185,000	Time Warner Cable LLC, 5.500%, 9/01/2041	172,117

		185,930

	Chemicals – 0.9%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,991,256
140,000	Methanex Corp., 5.250%, 3/01/2022	144,193

		3,135,449

	Collateralized Mortgage Obligations – 0.1%
437,583	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	476,591
1,315	Federal National Mortgage Association, REMIC, Series 1990-48, Class H, 7.000%, 4/25/2020(a)(c)	1,331

		477,922

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	527,195

	Diversified Manufacturing – 0.1%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	63,546
286,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.648%, 5/13/2024(f)	272,266

		335,812

	Electric – 2.0%
740,585	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(g)	364,716
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,630,013
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	773,984

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	$1,469,203
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	634,604
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,462,000

		7,334,520

	Finance Companies – 2.8%
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	908,543
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,132,565
875,000	Navient Corp., MTN, 6.125%, 3/25/2024	864,063
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,221,802
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	160,272
507,000	Navient LLC, MTN, 7.250%, 1/25/2022	530,449
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	830,635
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	618,638

		10,266,967

	Government Owned—No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	815,646
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	660,585
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	508,363

		1,984,594

	Health Insurance – 0.0%
13,000	Cigna Corp., 7.875%, 5/15/2027	16,126

	Healthcare – 0.7%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	676,154
1,520,000	HCA, Inc., 4.500%, 2/15/2027	1,430,700
42,000	HCA, Inc., 5.875%, 3/15/2022	43,785
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	244,760

		2,395,399

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 1.0%
$2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	$2,447,240
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,105,000

		3,552,240

	Hybrid ARMs – 0.0%
11,105	FNMA, 6-month LIBOR + 1.521%, 3.298%, 2/01/2037(f)	11,467
22,926	FNMA, 12-month LIBOR + 1.870%, 3.678%, 9/01/2036(f)	24,194

		35,661

	Independent Energy – 1.3%
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	47,265
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	43,365
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	438,993
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	81,182
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,379,767
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,779,664

		4,770,236

	Industrial Other – 0.7%
3,515,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)	2,717,110

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	519,109

	Life Insurance – 2.9%
50,000	American International Group, Inc., 4.125%, 2/15/2024	50,230
71,000	American International Group, Inc., 4.875%, 6/01/2022	74,360
1,788,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	2,000,062
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	3,082,764
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,375,125
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,934,452

		10,516,993

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – 0.5%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	$1,800,718

	Media Entertainment – 0.6%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	251,826
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	668,852
50,000	Viacom, Inc., 4.375%, 3/15/2043	41,952
845,000	Viacom, Inc., 5.250%, 4/01/2044	793,612
305,000	Viacom, Inc., 5.850%, 9/01/2043	304,863

		2,061,105

	Metals & Mining – 0.9%
1,750,000	ArcelorMittal, 6.750%, 3/01/2041	1,975,610
387,000	ArcelorMittal, 7.000%, 10/15/2039	444,354
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	915,359

		3,335,323

	Midstream – 2.2%
159,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	167,348
750,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	664,337
515,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	655,243
1,330,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,229,203
152,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	158,241
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	646,529
3,760,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,882,273
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	61,746
35,000	Plains All American Pipeline LP / PAA Finance Corp., 2.850%, 1/31/2023	32,950
500,000	Williams Partners LP, 3.350%, 8/15/2022	488,646

		7,986,516

	Mortgage Related – 0.0%
13	FHLMC, 10.000%, with various maturities in 2018(h)	13

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$115	FNMA, 6.000%, 12/01/2018	$126

		139

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
249,429	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	189,480
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.847%, 3/15/2044, 144A(b)	85,311

		274,791

	Packaging – 0.5%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,705,650

	Paper – 0.3%
704,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	882,996
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	226,963
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	175,860

		1,285,819

	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.608%, 1/15/2033, 144A(f)(i)	44,370
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,700,178
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,748,966

		3,493,514

	REITs—Single Tenant – 0.0%
109,000	Realty Income Corp., 5.750%, 1/15/2021	114,781

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	37,125

	Sovereigns – 1.8%
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,748,673
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,810,759
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,186,666

		6,746,098

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – 0.6%
$171,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	$186,675
304,000	New Albertsons LP, 7.450%, 8/01/2029	246,240
230,000	New Albertsons LP, 7.750%, 6/15/2026	202,066
987,000	New Albertsons LP, 8.000%, 5/01/2031	814,423
167,000	New Albertsons LP, 8.700%, 5/01/2030	145,708
65,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	50,050
414,000	SUPERVALU, Inc., 6.750%, 6/01/2021	421,121

		2,066,283

	Technology – 0.4%
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	1,079,377
190,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	215,532

		1,294,909

	Transportation Services – 0.3%
76,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	73,910
717,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	860,974

		934,884

	Treasuries – 19.9%
30,366,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	22,519,554
26,800,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	20,373,423
51,425,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	429,339
87,450,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	696,075
255,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,296,555
265,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,326,264
737,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	3,766,151
175,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	939,824
1,165,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	6,587,329
1,675,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,160,136

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
10,896,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	$1,438,269
15,641,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,984,117
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	946,685
5,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	4,984,782
5,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	4,945,312

		73,393,815

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	489,295
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	170,435
66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	65,422
25,000	Sprint Corp., 7.125%, 6/15/2024	25,240

		750,392

	Wirelines – 5.8%
1,860,000	AT&T, Inc., 3.950%, 1/15/2025	1,819,133
3,622,000	AT&T, Inc., 4.300%, 2/15/2030, 144A	3,418,829
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,533,165
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	171,120
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,426,770
926,000	Embarq Corp., 7.995%, 6/01/2036	873,913
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	383,686
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,740,286
1,117,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,064,501
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	450,529
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,541,788
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	636,001

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$6,473,000	Verizon Communications, Inc., 4.329%, 9/21/2028, 144A	$6,416,361

		21,476,082

	Total Non-Convertible Bonds (Identified Cost $251,380,681)	241,092,227

Convertible Bonds – 1.1%
	REITs—Mortgage – 0.1%
420,000	iStar, Inc., 3.125%, 9/15/2022, 144A	408,414

	Technology – 1.0%
2,615,000	Booking Holdings, Inc., 0.900%, 9/15/2021	3,124,154
430,000	Nuance Communications, Inc., 1.000%, 12/15/2035	384,282
330,000	Nuance Communications, Inc., 1.250%, 4/01/2025	309,652
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,611

		3,827,699

	Total Convertible Bonds (Identified Cost $3,680,180)	4,236,113

Municipals – 0.6%
	Illinois – 0.1%
315,000	State of Illinois, 5.100%, 6/01/2033	298,103

	Michigan – 0.2%
670,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	684,171

	Virginia – 0.3%
1,155,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,141,267

	Total Municipals (Identified Cost $2,067,782)	2,123,541

	Total Bonds and Notes (Identified Cost $257,128,643)	247,451,881

Shares
Common Stocks – 5.9%
	Aerospace & Defense – 0.2%
49,359	Arconic, Inc.	839,597

	Automobiles – 0.3%
91,715	Ford Motor Co.	1,015,285

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – 5.4%
721,200	Corning, Inc.	$19,840,212

	Total Common Stocks (Identified Cost $11,534,342)	21,695,094

Preferred Stocks – 0.6%
Convertible Preferred Stocks – 0.5%
	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	892,857

	Energy – 0.2%
15,775	El Paso Energy Capital Trust I, 4.750%	734,168

	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	263,357

	Total Convertible Preferred Stocks (Identified Cost $1,679,488)	1,890,382

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	10,607
2,360	Union Electric Co., 4.500%	231,304

		241,911

	Total Non-Convertible Preferred Stocks (Identified Cost $131,140)	241,911

	Total Preferred Stocks (Identified Cost $1,810,628)	2,132,293

Principal Amount (‡)
Short-Term Investments – 24.8%
$15,389,195	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $15,390,606 on 7/02/2018 collateralized by $16,145,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $15,697,202 including accrued interest(j)	15,389,195
10,000,000	U.S. Treasury Bills, 1.716%, 07/12/2018(k)	9,995,344
20,000,000	U.S. Treasury Bills, 1.876%, 09/20/2018(k)	19,916,667
12,000,000	U.S. Treasury Bills, 1.995%, 11/08/2018(k)	11,914,537
35,000,000	U.S. Treasury Bills, 2.160%-2.200%, 04/25/2019(k)(l)	34,363,306

	Total Short-Term Investments (Identified Cost $91,583,971)	91,579,049

Description	Value (†)
Total Investments – 98.5% (Identified Cost $362,057,584)	362,858,317
Other assets less liabilities – 1.5%	5,418,126

Net Assets – 100.0%	$368,276,443

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$9,222,359	2.5%	$17,356	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(c)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $17,356 or less than 0.1% of net assets.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $9,222,359 or 2.5% of net assets.
(f)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)	Non-income producing security.
(j)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $49,016,472 or 13.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$16,025	(a)	$16,025
ABS Other	—	8,924,636	2,632,962	(b)	11,557,598
Airlines	—	4,489,183	646,869	(b)	5,136,052
Collateralized Mortgage Obligations	—	476,591	1,331	(a)	477,922
All Other Non-Convertible Bonds*	—	223,904,630	—		223,904,630

Total Non-Convertible Bonds	—	237,795,040	3,297,187		241,092,227

Convertible Bonds*	—	4,236,113	—		4,236,113
Municipals*	—	2,123,541	—		2,123,541

Total Bonds and Notes	—	244,154,694	3,297,187		247,451,881

Common Stocks*	21,695,094	—	—		21,695,094

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	263,357	—		263,357
All Other Convertible Preferred Stocks*	1,627,025	—	—		1,627,025

Total Convertible Preferred Stocks	1,627,025	263,357	—		1,890,382

Non-Convertible Preferred Stocks*	—	241,911	—		241,911

Total Preferred Stocks	1,627,025	505,268	—		2,132,293

Short-Term Investments	—	91,579,049	—		91,579,049

Total	$23,322,119	$336,239,011	$3,297,187		$362,858,317

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/ or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$270	$622	$—	$(14,649)	$29,782	$—	$16,025	$622
ABS Other	2,700,755	—	1,003	(214)	—	(68,582)	—	—	2,632,962	(1)
Airlines	—	—	8,142	(31,229)	—	(107,698)	777,654	—	646,869	(31,229)
Collateralized Mortgage Obligations	3,426	—	(57)	(24)	—	(2,014)	—	—	1,331	(22)

Total	$2,704,181	$—	$9,358	$(30,845)	$—	$(192,943)	$807,436	$—	$3,297,187	$(30,630)

A debt security valued at $29,782 was transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $777,654 were transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for these securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	19.9%
Banking	7.6
Wirelines	5.8
Electronic Equipment, Instruments & Components	5.4
Automotive	3.3
ABS Other	3.1
Life Insurance	2.9
Finance Companies	2.8
Midstream	2.3
Electric	2.1
Other Investments, less than 2% each	18.5
Short-Term Investments	24.8

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	76.7%
Canadian Dollar	13.7
Mexican Peso	4.1
Other, less than 2% each	4.0

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 118.8% of Net Assets
	ABS Car Loan – 12.1%
$644,744	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$644,934
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021(a)	1,835,377
1,440,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	1,437,767
5,060,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	4,978,567
2,419,717	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	2,406,283
322,500	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	322,365
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A(a)	2,618,283
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	297,391
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(a)	4,329,781
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021, 144A(a)	3,436,914
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,380,415
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,032,028
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	3,958,409
780,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	772,824
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,631,396
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,628,446
1,015,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,006,617
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,284,317
1,859,407	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	1,837,797
534,001	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	530,553
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,249,650
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,625,413
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,777,605
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,074,383
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,749,206

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$1,675,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A	$1,658,896
1,241,451	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A(a)	1,246,821
7,550,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A	7,555,958
1,200,000	DT Auto Owner Trust, Series 18-2A, Class D, 4.150%, 3/15/2024, 144A	1,201,313
1,227,016	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,234,480
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,366,468
5,040,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	5,037,600
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,916,812
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,216,669
1,324,946	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(a)	1,325,420
1,535,000	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	1,535,577
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	715,301
2,645,000	Flagship Credit Auto Trust, Series 2017-4, Class B, 2.660%, 10/17/2022, 144A	2,606,196
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(a)	3,869,551
3,460,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	3,404,373
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,383,595
4,388,731	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	4,363,389
3,210,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(a)	3,184,672
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A	2,385,022
385,504	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A	385,550
1,285,000	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 2.621%, 9/25/2024, 144A(b)	1,286,466
2,990,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	2,954,142
1,175,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	1,155,369
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 2.713%, 2/15/2023, 144A(b)	1,672,569
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022	5,027,713
5,660,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.760%, 12/15/2022	5,609,705
1,655,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/2024	1,638,753

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$1,980,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.750%, 9/15/2021	$1,977,159
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,834,406
2,580,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022, 144A	2,579,010
553,937	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A	551,668
880,148	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	881,341
2,795,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A	2,794,586
1,035,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.920%, 5/15/2023, 144A	1,026,004

		138,429,275

	ABS Credit Card – 1.1%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022(a)	1,975,228
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(a)	9,239,438
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,002,296

		12,216,962

	ABS Home Equity – 4.1%
1,010,380	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(c)	1,006,375
2,169,869	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	2,186,529
1,795,939	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	1,765,551
1,778,895	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	1,792,598
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,422,665
2,016,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,077,007
2,736,390	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(c)	2,731,309
1,948,814	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(a)	1,936,561
881,313	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	863,581
1,950,000	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A(d)(e)	1,950,000
83,127	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.948%, 7/25/2021(c)(d)(e)	79,477
73,341	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	73,820
50,280	Countrywide Home Equity Loan Trust, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)(e)	49,086

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$5,861,404	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.941%, 10/25/2027(a)(b)	$5,971,083
2,612,510	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 3.657%, 5/19/2034(c)	2,672,795
1,090,000	Holmes Master Issuer PLC, 3-month LIBOR + 0.360%, 2.708%, 10/15/2054, 144A(b)	1,090,318
3,448,090	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 2.973%, 6/17/2037, 144A(b)	3,445,942
109,383,326	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.473%, 11/25/2048, 144A(c)(f)	2,726,073
463,932	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	455,171
56,254	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.010%, 7/25/2035(c)(d)(e)	52,133
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,433,913
400,000	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	387,902
53,669	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)(e)	51,449
263,109	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	248,501
10,285	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)(e)	9,920
643,103	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(c)	648,685
1,018,916	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	1,026,192
1,127,898	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(c)	1,138,168
1,416,207	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	1,392,604
1,431,223	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	1,397,915
2,210,000	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(c)(e)	2,210,804
2,948,107	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.563%, 11/25/2036(c)	2,773,401

		47,067,528

	ABS Other – 7.6%
913,646	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	912,296
5,625,000	Accelerated Assets LLC, Series 18-1, Class A, 3.870%, 12/02/2033, 144A	5,638,201
2,561,318	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class A, 3.844%, 1/16/2038, 144A	2,541,989
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	318,932
1,850,260	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,861,032
2,800,000	Castlelake Aircraft Securitization Trust, Series 18-1, Class A, 4.125%, 6/15/2043, 144A	2,812,878

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	$1,040,183
2,485,000	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	2,457,224
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	3,986,876
904,760	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	890,355
1,620,922	Emerald Aviation Finance Ltd., Series 2013-1, Class A, 4.650%, 10/15/2038, 144A(c)	1,630,240
1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	1,584,319
2,375,000	Lendmark Funding Trust, Series 2017-1A, Class A, 2.830%, 12/22/2025, 144A	2,351,212
1,340,000	Lendmark Funding Trust, Series 2017-2A, Class A, 2.800%, 5/20/2026, 144A	1,322,472
1,396,888	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,402,652
3,135,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	3,089,210
1,840,000	Marlette Funding Trust, Series 18-2A, Class A, 3.060%, 7/17/2028, 144A(e)	1,840,920
1,361,762	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	1,380,534
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	9,280,909
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	4,204,972
971,791	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	972,001
4,908,705	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	4,860,635
5,066,944	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	5,055,462
3,955,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	3,979,572
3,454,699	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	3,513,512
980,000	Sofi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	973,288
1,710,452	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	1,704,127
1,056,645	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	1,065,557
531,850	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	522,958
1,238,167	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,228,765
542,132	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	537,489
3,124,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(a)	3,076,570
2,420,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(g)(h)	2,418,680

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$635,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	$631,044
5,434,519	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	5,392,829

		86,479,895

	ABS Student Loan – 3.6%
1,268,675	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	1,237,394
2,960,000	Navient Student Loan Trust, Series 2018-2A, Class A3, 1-month LIBOR + 0.750%, 2.841%, 3/25/2067, 144A(b)	2,954,992
3,400,000	Nelnet Student Loan Trust, Series 2018-1A, Class A2, 1-month LIBOR + 0.760%, 2.851%, 5/25/2066, 144A(b)	3,401,682
1,006,507	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 3-month LIBOR + 0.950%, 3.258%, 7/01/2024(a)(b)	1,008,458
1,357,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.290%, 6/15/2032(b)(d)(e)	1,356,593
7,199,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.270%, 3/15/2033(b)(d)(e)	7,196,840
3,151,293	SLM Student Loan Trust, Series 2008-2, Class A3, 3-month LIBOR + 0.750%, 3.110%, 4/25/2023(b)	3,143,492
2,575,000	SMB Private Education Loan Trust, Series 18-B, Class A2A, 3.600%, 1/15/2037, 144A	2,586,859
2,715,000	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 2.873%, 2/15/2036, 144A(b)	2,740,962
2,485,000	Social Professional Loan Program, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	2,426,152
56,333	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	56,355
267,835	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.341%, 8/25/2032, 144A(b)	270,574
4,511,731	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	4,477,283
3,196,489	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	3,155,104
4,541,088	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.360%, 7/25/2025(a)(b)	4,559,025

		40,571,765

	ABS Whole Business – 0.6%
3,326,400	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,375,944
2,050,000	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	2,071,545
975,000	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	981,591
970,125	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	977,256

		7,406,336

	Agency Commercial Mortgage-Backed Securities – 12.0%
14,155,000	Federal National Mortgage Association, Series 2015-M13, Class A2, 2.802%, 6/25/2025(a)(c)	13,682,900

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$784,896	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.878%, 11/25/2022(b)	$792,760
22,300,000	Federal National Mortgage Association, Series 2015-M8, Class A2, 2.900%, 1/25/2025(a)(c)	21,841,307
6,043,000	Federal National Mortgage Association, Series 2016-M1, Class A2, 2.939%, 1/25/2026(c)	5,909,162
10,572,998	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.488%, 12/25/2021(c)(f)	397,392
392,044,791	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.427%, 2/25/2023(a)(c)(f)	4,563,362
83,199,096	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.349%, 4/25/2023(a)(c)(f)	818,313
33,829,610	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.898%, 10/25/2023(c)(f)	1,123,650
35,993,422	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.324%, 3/25/2024(c)(f)	1,958,794
39,150,888	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.867%, 9/25/2024(a)(c)(f)	1,494,041
77,955,050	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.497%, 3/25/2025(c)(f)	1,699,459
73,725,707	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.265%, 5/25/2025(c)(f)	706,351
37,196,638	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.737%, 7/25/2025(c)(f)	1,334,969
21,661,276	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.460%, 8/25/2025(c)(f)	456,364
42,644,856	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.684%, 9/25/2025(a)(c)(f)	1,414,509
17,490,196	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.804%, 11/25/2025(c)(f)	699,342
9,718,403	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.028%, 12/25/2025(c)(f)	544,974
17,026,340	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.316%, 1/25/2026(c)(f)	1,247,450
7,671,999	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.501%, 3/25/2026(c)(f)	662,729
8,706,949	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.326%, 7/25/2026(c)(f)	677,489
8,712,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 1.058%, 8/25/2026(c)(f)	550,369
26,030,097	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.437%, 9/25/2026(c)(f)	583,517
94,492,643	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.200%, 10/25/2026(c)(f)	714,591
15,614,676	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.097%, 1/25/2031(c)(f)	1,337,102
3,220,435	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.458%, 1/25/2023(c)(f)	134,317
52,217,224	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.427%, 8/25/2025(c)(f)	669,028
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/2025(a)	2,881,265
35,415,210	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.446%, 12/25/2026(c)(f)	640,821

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$2,978,535	FNMA, 3.000%, 1/01/2028	$2,884,678
7,015,000	FNMA, 3.120%, 8/01/2027	6,857,901
4,210,000	FNMA, 3.225%, 12/01/2029	4,081,478
1,930,767	FNMA, 3.340%, 3/01/2029	1,908,595
3,000,000	FNMA, 3.410%, 4/01/2028	2,988,139
4,836,982	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	55,780
2,398,234	Government National Mortgage Association, Series 2006-51, Class IO, 0.938%, 8/16/2046(a)(c)(d)(e)(f)	69,489
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,452,203
1,529,395	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,589,642
7,144,092	Government National Mortgage Association, Series 2009-114, Class IO, 0.000%, 10/16/2049(c)(d)(e)(f)	31,614
9,279,241	Government National Mortgage Association, Series 2010-124, Class X, 0.088%, 12/16/2052(a)(c)(d)(e)(f)	52,074
383,548	Government National Mortgage Association, Series 2010-49, Class IA, 1.508%, 10/16/2052(c)(d)(e)(f)	19,856
6,430,834	Government National Mortgage Association, Series 2011-119, Class IO, 0.384%, 8/16/2051(c)(f)	116,700
26,947,945	Government National Mortgage Association, Series 2011-121, Class IO, 0.537%, 6/16/2043(a)(c)(f)	331,991
2,323,399	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	2,858,174
15,956,187	Government National Mortgage Association, Series 2011-161, Class IO, 0.400%, 4/16/2045(c)(f)	234,339
7,552,938	Government National Mortgage Association, Series 2011-38, Class IO, 0.080%, 4/16/2053(a)(c)(f)	134,390
1,513,169	Government National Mortgage Association, Series 2011-53, Class IO, 0.400%, 5/16/2051(a)(c)(d)(e)(f)	44,001
9,586,552	Government National Mortgage Association, Series 2012-100, Class IC, 1.391%, 9/16/2050(c)(f)	473,133
7,288,678	Government National Mortgage Association, Series 2012-111, Class IC, 1.291%, 9/16/2050(c)(f)	337,380
61,880,667	Government National Mortgage Association, Series 2012-142, Class IO, 0.992%, 4/16/2054(a)(c)(f)	2,636,061
13,952,418	Government National Mortgage Association, Series 2012-23, Class IO, 0.587%, 6/16/2053(a)(c)(f)	353,613
27,748,450	Government National Mortgage Association, Series 2012-55, Class IO, 0.490%, 4/16/2052(a)(c)(f)	482,987
17,713,853	Government National Mortgage Association, Series 2012-70, Class IO, 0.458%, 8/16/2052(a)(c)(f)	326,801
18,482,056	Government National Mortgage Association, Series 2012-79, Class IO, 0.772%, 3/16/2053(c)(f)	707,563
62,208,668	Government National Mortgage Association, Series 2012-85, Class IO, 0.810%, 9/16/2052(a)(c)(f)	2,689,467
5,110,031	Government National Mortgage Association, Series 2013-175, Class IO, 0.695%, 5/16/2055(c)(f)	182,053

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$11,411,026	Government National Mortgage Association, Series 2014-101, Class IO, 0.813%, 4/16/2056(c)(f)	$578,213
42,916,044	Government National Mortgage Association, Series 2014-130, Class IB, 0.901%, 8/16/2054(a)(c)(f)	2,021,732
33,172,831	Government National Mortgage Association, Series 2014-24, Class IX, 0.700%, 1/16/2054(a)(c)(f)	1,059,039
24,086,666	Government National Mortgage Association, Series 2014-70, Class IO, 0.862%, 3/16/2049(a)(c)(f)	1,066,384
17,187,846	Government National Mortgage Association, Series 2014-86, Class IO, 0.758%, 4/16/2056(c)(f)	805,153
41,528,833	Government National Mortgage Association, Series 2015-120, Class IO, 0.882%, 3/16/2057(a)(c)(f)	2,547,453
69,731,417	Government National Mortgage Association, Series 2015-146, Class IB, 0.849%, 7/16/2055(a)(c)(f)	3,962,327
17,279,925	Government National Mortgage Association, Series 2015-171, Class IO, 0.892%, 11/16/2055(c)(f)	1,088,342
26,838,263	Government National Mortgage Association, Series 2015-189, Class IG, 0.930%, 1/16/2057(a)(c)(f)	1,789,487
16,670,395	Government National Mortgage Association, Series 2015-21, Class IO, 1.028%, 7/16/2056(c)(f)	1,085,526
35,753,584	Government National Mortgage Association, Series 2015-32, Class IO, 0.842%, 9/16/2049(a)(c)(f)	2,067,873
12,668,651	Government National Mortgage Association, Series 2015-68, Class IO, 0.768%, 7/16/2057(c)(f)	704,138
44,105,558	Government National Mortgage Association, Series 2015-70, Class IO, 1.047%, 12/16/2049(a)(c)(f)	2,748,958
32,514,939	Government National Mortgage Association, Series 2015-73, Class IO, 0.805%, 11/16/2055(a)(c)(f)	1,673,671
27,791,110	Government National Mortgage Association, Series 2016-143, 0.958%, 10/16/2056(f)	2,215,466
52,797,092	Government National Mortgage Association, Series 2016-6, Class IO, 0.719%, 2/16/2051(a)(c)(f)	2,928,776
30,121,499	Government National Mortgage Association, Series 2018-2, Class IO, 0.768%, 12/16/2059(c)(f)	2,131,045

		136,910,012

	Collateralized Mortgage Obligations – 28.6%
4,091,372	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.729%, 3/25/2047, 144A(c)(e)	4,050,458
91,897	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)	100,228
75,822	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(a)(d)(e)	80,544
852,418	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 9.817%, 6/15/2023(c)	899,460
482,156	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	498,627
177,315	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(f)	40,943
178,218	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 6.101%, 11/15/2033(c)	176,850
1,576,147	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 2.323%, 10/15/2034(a)(b)	1,579,046

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$6,357,153	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	$6,923,861
2,793,220	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 12.861%, 5/15/2035(a)(c)	3,290,647
6,769,894	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 5.127%, 5/15/2036(a)(c)(f)	1,213,945
1,980,384	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 4.177%, 2/15/2038(c)(f)	286,699
1,373,115	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 11.876%, 2/15/2038(a)(c)	1,612,292
1,292,540	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 11.225%, 2/15/2038(a)(c)	1,476,513
1,368,179	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.837%, 6/15/2048(a)(f)	1,254,857
376,912	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	409,649
1,413,792	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.239%, 12/15/2036(a)(c)(f)	1,488,641
548,735	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1-month LIBOR + 0.500%, 2.573%, 12/15/2037(b)	550,417
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 5.754%, 1/15/2041(a)(c)	1,947,595
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 5.235%, 2/15/2041(c)	342,539
1,285,498	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 2.473%, 5/15/2037(a)(b)	1,290,755
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041	5,096,582
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 13.634%, 8/15/2040(a)(c)	2,478,097
3,501,553	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 4.077%, 8/15/2032(c)(f)	366,792
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	1,692,527
1,391,105	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 2.373%, 2/15/2042(a)(b)	1,388,465
12,664,352	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.298%, 6/15/2039(c)(f)	613,844
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	678,654
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)	351,720
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)	415,400
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,341,237
532,174	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(d)(e)(f)	93,063
7,370,295	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042(a)	7,227,935
5,265,514	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	5,123,498
410,541	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 2.473%, 11/15/2040(b)	411,434

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028	$2,044,811
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,550,984
205,241	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 5.159%, 1/25/2024(c)(d)(e)(f)	16,816
1,371,453	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)	1,406,298
3,269,265	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 16.753%, 6/25/2035(c)	4,648,400
1,801,259	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,123,046
2,613,025	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 16.533%, 6/25/2036(a)(c)	3,222,201
122,834	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 5.209%, 8/25/2036(c)(d)(e)(f)	16,163
665,655	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 22.544%, 8/25/2036(c)	1,004,554
55,795	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(a)(d)(e)	55,253
1,685,741	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.394%, 8/25/2038(a)(c)	1,704,308
415,276	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.485%, 11/25/2038(c)	428,355
1,112,830	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.579%, 3/25/2039(a)(c)	1,079,764
82,584	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(d)(e)	84,398
211,206	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 3.727%, 12/25/2039(c)	208,879
2,950,463	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 2.491%, 9/25/2040(a)(b)	2,954,809
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 5.718%, 11/25/2040(c)	459,270
6,263,604	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(a)	6,111,662
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 7.064%, 7/25/2043(a)(c)	1,710,470
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 3.176%, 3/25/2043(c)	804,361
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 3.081%, 4/25/2033(c)	632,407
4,587,293	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 4.059%, 8/25/2042(a)(c)(f)	595,735
120,760	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	117,720
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(c)	1,904,301
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	713,152
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	2,619,569
24,428,042	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 4.009%, 10/25/2034(a)(c)(f)	3,107,977

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,251,867	Federal National Mortgage Association, REMIC, Series 2016-32, Class TG, 4.500%, 1/25/2043(a)(c)	$2,015,687
29,385,326	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 4.009%, 9/25/2046(c)(f)	3,792,423
12,073,154	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 4.009%, 11/25/2046(c)(f)	1,569,669
11,265,583	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 4.009%, 11/25/2046(c)(f)	1,516,322
14,778,406	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 4.559%, 12/25/2046(c)(f)	2,180,224
20,794,352	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 4.009%, 4/25/2046(c)(f)	2,753,179
706,812	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(f)	152,272
165,856	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	43,749
753,226	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(f)	167,556
143,787	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(a)(d)(e)(f)	30,995
1,569,423	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(f)	294,283
656,696	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(f)	136,048
365,728	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(f)	79,621
777,323	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(f)	169,493
371,250	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(f)	78,261
438,796	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(f)	100,615
544,202	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(f)	121,197
502,797	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(f)	101,024
239,066	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)(f)	49,228
319,115	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)(f)	70,512
204,888	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)(f)	50,694
59,233	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	12,515
1,820,371	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(f)	350,958
613,403	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(f)	140,141
570,540	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(f)	109,055
551,560	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	73,595
288,756	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(f)	51,601

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$48,269	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	$9,374
269,538	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039	308,983
669,005	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 2.656%, 2/20/2060(b)	673,188
672,953	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.247%, 10/20/2060(b)	672,477
2,026,680	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 2.267%, 5/20/2059(a)(b)	2,025,500
1,223,132	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 2.367%, 11/20/2060(b)	1,226,398
504,815	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 2.908%, 10/20/2061(b)	508,158
7,208,380	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 2.517%, 1/20/2062(a)(b)	7,249,051
2,245,664	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)	2,230,019
1,079,028	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 2.497%, 5/20/2062(b)	1,084,089
580,098	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	570,895
2,081,901	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 2.477%, 9/20/2062(a)(b)	2,090,515
1,352,340	Government National Mortgage Association, Series 2012-H22, Class HD, 5.264%, 1/20/2061(c)	1,403,569
997,186	Government National Mortgage Association, Series 2012-H24, Class FD, 1-month LIBOR + 0.590%, 2.507%, 9/20/2062(a)(b)	997,432
250,689	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 2.517%, 10/20/2062(b)	251,484
12,694,438	Government National Mortgage Association, Series 2012-H24, Class HI, 1.174%, 10/20/2062(c)(e)(f)	448,272
4,072,877	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 2.267%, 10/20/2062(a)(b)	4,070,016
1,773,907	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.317%, 10/20/2062(a)(b)	1,774,987
893,603	Government National Mortgage Association, Series 2012-H27, Class FB, 1-month LIBOR + 0.500%, 2.417%, 10/20/2062(a)(b)	894,802
2,618,658	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 2.267%, 12/20/2062(a)(b)	2,616,779
32,798,155	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	32,273,267
2,126,356	Government National Mortgage Association, Series 2013-H13, Class SI, 1.295%, 6/20/2063(c)(e)(f)	125,588
20,617,949	Government National Mortgage Association, Series 2013-H16, Class AI, 1.624%, 7/20/2063(c)(e)(f)	1,069,556
15,304,218	Government National Mortgage Association, Series 2013-H18, Class EI, 1.757%, 7/20/2063(c)(e)(f)	945,097
2,401,930	Government National Mortgage Association, Series 2013-H18, Class JI, 1.379%, 8/20/2063(c)(e)(f)	100,581
1,530,883	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 2.617%, 9/20/2063(b)	1,543,825
2,960,631	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 2.617%, 8/20/2063(a)(b)	2,983,025

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$274,468	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year Treasury Constant Maturity Rate + 0.650%, 2.900%, 4/20/2063(b)	$275,923
12,677,411	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 2.567%, 2/20/2064(a)(b)	12,813,761
4,004,918	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 2.517%, 12/20/2063(a)(b)	4,029,989
3,153,878	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 2.487%, 3/20/2064(a)(b)	3,169,620
8,592,587	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.599%, 6/20/2064(a)(c)	8,961,612
3,029,047	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.383%, 7/20/2064(a)(b)	3,043,249
2,203,392	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.417%, 7/20/2064(a)(b)	2,215,487
22,817,232	Government National Mortgage Association, Series 2014-H24, Class HI, 0.946%, 9/20/2064(c)(e)(f)	974,296
640,470	Government National Mortgage Association, Series 2015-39, Class SN, 2.512%, 3/20/2045(a)(c)	638,911
13,397,712	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.612%, 10/20/2064(a)(c)	14,181,792
14,129,312	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.387%, 2/20/2065(a)(b)	14,178,393
506,820	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.217%, 4/20/2061(a)(b)	506,965
5,055,983	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	4,839,276
2,130,057	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.147%, 5/20/2065(a)(b)	2,122,237
1,894,680	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.197%, 5/20/2063(a)(b)	1,895,047
1,959,264	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 2.117%, 4/20/2063(a)(b)	1,958,654
796,243	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.021%, 3/20/2065(c)	816,713
743,568	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.617%, 10/20/2065(a)(b)	745,582
112,564	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.588%, 9/20/2065(c)	117,846
517,412	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.597%, 8/20/2061(b)	518,670
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,708,754
1,452,685	Government National Mortgage Association, Series 2016-23, Class PA, 5.694%, 7/20/2037(a)(c)	1,575,195
18,474,944	Government National Mortgage Association, Series 2016-H01, Class AI, 1.267%, 1/20/2066(a)(c)(e)(f)	1,570,370
4,042,171	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.837%, 2/20/2066(a)(b)	4,113,492
25,640,560	Government National Mortgage Association, Series 2016-H09, Class JI, 2.095%, 4/20/2066(a)(c)(e)(f)	2,427,841
4,703,455	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.517%, 4/20/2066(a)(b)	4,709,974
2,390,331	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.497%, 5/20/2066(a)(b)	2,397,634

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$547,472	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.516%, 8/20/2063(c)	$554,958
540,776	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.459%, 8/20/2066(c)	571,490
546,506	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.216%, 6/20/2061(c)	582,733
2,131,673	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 2.317%, 8/20/2066(a)(b)	2,129,570
1,376,511	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 2.287%, 6/20/2061(a)(b)	1,377,295
2,107,246	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.317%, 9/20/2063(a)(b)	2,110,678
11,614,746	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 2.617%, 8/20/2066(b)	11,682,897
4,274,981	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 2.450%, 5/20/2067(b)	4,260,433
4,474,261	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 2.417%, 8/20/2067(b)	4,490,586
4,305,527	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.167%, 10/20/2067(b)	4,296,497
8,073,627	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.117%, 10/20/2064(b)	8,057,581
4,892,928	Government National Mortgage Association, Series 2018-H04, Class FM, 1-month LIBOR + 0.300%, 2.217%, 3/20/2068(b)	4,874,749

		325,974,071

	Hybrid ARMs – 0.9%
88,917	FHLMC, 1-year CMT + 2.248%, 3.521%, 1/01/2035(a)(b)	94,028
1,550,532	FHLMC, 1-year CMT + 2.216%, 3.692%, 6/01/2035(a)(b)	1,633,409
142,655	FHLMC, 1-year CMT + 2.252%, 3.788%, 1/01/2036(a)(b)	149,516
745,806	FHLMC, 12-month LIBOR + 2.190%, 4.065%, 2/01/2037(a)(b)	792,794
221,929	FNMA, 1-year CMT + 2.045%, 3.170%, 10/01/2035(a)(b)	226,918
281,078	FNMA, 6-month LIBOR + 1.521%, 3.298%, 2/01/2037(a)(b)	290,247
1,288,756	FNMA, 12-month LIBOR + 1.688%, 3.555%, 8/01/2038(a)(b)	1,346,386
747,755	FNMA, 1-year Treasury Constant Maturity Rate + 2.126%, 3.575%, 9/01/2034(a)(b)	787,115
293,986	FNMA, 12-month LIBOR + 1.870%, 3.678%, 9/01/2036(a)(b)	310,238
1,714,640	FNMA, 1-year CMT + 2.214%, 3.696%, 6/01/2034(a)(b)	1,806,373
2,310,106	FNMA, 12-month LIBOR + 1.734%, 3.724%, 9/01/2037(a)(b)	2,418,018

		9,855,042

	Mortgage Related – 40.1%
3,576,641	FHLMC, 3.500%, with various maturities from 2042 to 2046(a)(i)	3,580,487

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$651,975	FHLMC, 4.000%, 9/01/2045	$667,241
52,558	FHLMC, 5.000%, 9/01/2035	55,944
6,567,101	FNMA, 2.500%, with various maturities from 2046 to 2057(i)	6,144,055
19,287,254	FNMA, 3.000%, 2/01/2057(a)	18,528,248
7,126,013	FNMA, 4.000%, with various maturities from 2041 to 2052(i)	7,281,784
1,879,156	FNMA, 4.500%, with various maturities from 2045 to 2046(a)(i)	1,964,790
437,744	FNMA, 5.500%, 8/01/2034(a)	478,666
4,619	FNMA, 6.000%, 10/01/2034	5,088
32,995,000	FNMA (TBA), 3.000%, 8/01/2048(j)	31,931,683
97,860,000	FNMA (TBA), 3.500%, 8/01/2048(j)	97,277,342
123,045,000	FNMA (TBA), 4.000%, 8/01/2048(j)	125,266,761
765,454	GNMA, 1-month LIBOR + 0.530%, 2.405%, 8/20/2063(b)	774,036
1,625,231	GNMA, 1-month LIBOR + 1.717%, 3.595%, 2/20/2061(a)(b)	1,696,900
389,765	GNMA, 1-month LIBOR + 1.735%, 3.610%, 7/20/2060(b)	406,891
295,551	GNMA, 1-month LIBOR + 1.761%, 3.658%, 9/20/2060(b)	309,223
2,285,709	GNMA, 1-month LIBOR + 1.992%, 3.869%, 2/20/2063(a)(b)	2,391,384
334,118	GNMA, 4.050%, 8/20/2062(c)	337,097
921,153	GNMA, 1-month LIBOR + 2.319%, 4.191%, 6/20/2065(b)	982,278
8,409	GNMA, 4.297%, 12/20/2060(c)	8,570
1,152,473	GNMA, 4.363%, 3/20/2063(c)	1,174,302
70,152	GNMA, 4.364%, 2/20/2063(c)	71,489
1,849,895	GNMA, 4.401%, with various maturities from 2061 to 2063(a)(c)(i)	1,887,238
37,678	GNMA, 4.405%, 2/20/2067(c)	39,839
1,227,056	GNMA, 4.411%, 7/20/2061(c)	1,259,060
3,048,762	GNMA, 4.412%, 2/20/2063(a)(c)	3,109,006
39,546	GNMA, 4.423%, 10/20/2062(c)	40,232
1,124,381	GNMA, 4.430%, 2/20/2062(a)(c)	1,135,749

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$662,969	GNMA, 4.453%, 7/20/2062(c)	$673,275
1,190,140	GNMA, 4.455%, with various maturities from 2061 to 2063(a)(c)(i)	1,202,536
1,913,076	GNMA, 4.462%, 4/20/2063(a)(c)	1,953,525
1,699,533	GNMA, 4.467%, 4/20/2063(a)(c)	1,734,116
38,016	GNMA, 4.479%, 1/20/2067(c)	40,349
861,850	GNMA, 4.485%, with various maturities from 2061 to 2062(c)(i)	869,751
1,418,172	GNMA, 4.486%, 4/20/2066(a)(c)	1,492,782
925,778	GNMA, 4.487%, 6/20/2063(c)	945,602
1,707,197	GNMA, 4.498%, 12/20/2061(a)(c)	1,724,182
32,606	GNMA, 4.499%, 5/20/2062(c)	33,023
314,807	GNMA, 4.500%, 9/20/2060(c)	320,783
577,745	GNMA, 4.509%, with various maturities from 2063 to 2064(c)(i)	587,478
1,339,068	GNMA, 4.513%, 11/20/2063(c)	1,394,308
2,276,016	GNMA, 4.514%, with various maturities from 2063 to 2067(a)(c)(i)	2,417,310
420,626	GNMA, 4.521%, 1/20/2063(c)	428,514
2,563,994	GNMA, 4.525%, 4/20/2067(c)	2,734,445
2,883,275	GNMA, 4.526%, with various maturities from 2062 to 2063(a)(c)(i)	2,921,621
619,406	GNMA, 4.528%, 6/20/2062(c)	625,865
6,610,117	GNMA, 4.534%, with various maturities from 2062 to 2066(a)(c)(i)	6,936,147
3,962,453	GNMA, 4.542%, 4/20/2067(c)	4,225,035
11,988,309	GNMA, 4.548%, 6/20/2067(a)(c)	12,800,628
42,568	GNMA, 4.553%, 6/20/2062(c)	43,120
4,122,615	GNMA, 4.554%, 3/20/2063(a)(c)	4,201,441
5,125,431	GNMA, 4.556%, with various maturities from 2063 to 2064(a)(c)(i)	5,394,647
991,856	GNMA, 4.559%, 7/20/2067(c)	1,059,876
475,780	GNMA, 4.560%, 2/20/2066(c)	500,792
171,695	GNMA, 4.561%, 4/20/2065(c)	181,169

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,087,129	GNMA, 4.562%, 2/20/2068(c)	$1,149,734
1,531,615	GNMA, 4.563%, 1/20/2067(a)(c)	1,562,410
3,865,211	GNMA, 4.564%, 6/20/2063(a)(c)	3,953,823
1,058,755	GNMA, 4.566%, 2/20/2067(c)	1,127,001
5,626,928	GNMA, 4.567%, 7/20/2065(a)(c)	5,960,314
10,743	GNMA, 4.575%, 12/20/2063(c)	10,922
347,607	GNMA, 4.581%, 10/20/2061(c)	350,008
1,408,227	GNMA, 4.582%, 12/20/2063(c)	1,479,078
735,635	GNMA, 4.593%, 7/20/2067(c)	785,143
389,242	GNMA, 4.594%, with various maturities from 2062 to 2063(c)(i)	395,427
955,462	GNMA, 4.600%, with various maturities from 2061 to 2063(c)(i)	968,726
6,797,643	GNMA, 4.602%, with various maturities in 2067(c)(i)	7,275,576
1,739,061	GNMA, 4.603%, with various maturities from 2062 to 2067(c)(i)	1,823,308
9,470,925	GNMA, 4.604%, 7/20/2067(c)	10,110,514
559,957	GNMA, 4.605%, 6/20/2062(c)	566,787
1,165,030	GNMA, 4.607%, 12/20/2063(c)	1,212,037
3,902,518	GNMA, 4.608%, 8/20/2066(a)(c)	4,164,325
781,068	GNMA, 4.609%, 4/20/2067(c)	820,438
1,265,820	GNMA, 4.613%, with various maturities from 2062 to 2067(c)(i)	1,337,614
306,676	GNMA, 4.615%, 7/20/2063(c)	313,094
1,508,647	GNMA, 4.618%, with various maturities from 2062 to 2067(a)(c)(i)	1,608,423
4,361,862	GNMA, 4.622%, 8/20/2067(c)	4,700,623
661,315	GNMA, 4.626%, 7/20/2062(c)	671,401
1,555,703	GNMA, 4.634%, 10/20/2061(a)(c)	1,567,847
280,912	GNMA, 4.640%, 11/20/2063(c)	285,411
58,984	GNMA, 4.643%, 9/20/2063(c)	61,777
1,421,444	GNMA, 4.645%, 7/20/2063(a)(c)	1,443,052

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$442,488	GNMA, 4.646%, 3/20/2062(c)	$447,496
8,850	GNMA, 4.650%, 1/20/2061(c)	8,962
3,128,608	GNMA, 4.651%, 6/20/2066(c)	3,326,132
6,885,942	GNMA, 4.652%, with various maturities from 2064 to 2067(c)(i)	7,391,273
3,855,457	GNMA, 4.653%, with various maturities in 2067(a)(c)(i)	4,127,719
4,137,181	GNMA, 4.661%, 2/20/2062(a)(c)	4,188,359
16,824	GNMA, 4.663%, 5/20/2062(c)	17,027
40,813	GNMA, 4.665%, 2/20/2067(c)	43,482
14,543	GNMA, 4.668%, 3/20/2062(c)	14,785
1,060,344	GNMA, 4.671%, 10/20/2064(c)	1,118,586
4,843,651	GNMA, 4.673%, 12/20/2061(a)(c)	4,896,303
768,519	GNMA, 4.675%, 11/20/2063(c)	807,493
22,026	GNMA, 4.677%, 2/20/2062(c)	22,232
358,723	GNMA, 4.684%, 8/20/2061(c)	360,358
1,430,057	GNMA, 4.688%, 5/20/2064(a)(c)	1,512,578
1,916,957	GNMA, 4.700%, with various maturities in 2061(a)(c)(i)	1,930,326
16,183	GNMA, 4.712%, 3/20/2061(c)	16,302
251,790	GNMA, 4.716%, 1/20/2062(c)	254,120
600,071	GNMA, 4.724%, 12/20/2063(c)	624,755
557,411	GNMA, 4.728%, 8/20/2062(c)	564,593
356	GNMA, 4.740%, 10/20/2060(c)	358
187,317	GNMA, 4.744%, 4/20/2062(c)	192,386
638,260	GNMA, 4.752%, 6/20/2061(a)(c)	641,258
143,285	GNMA, 4.790%, 5/20/2061(c)	143,816
695,566	GNMA, 4.802%, 5/20/2061(a)(c)	696,230
411	GNMA, 4.810%, 12/20/2060(c)	426
29,201	GNMA, 4.876%, 3/20/2062(c)	29,516

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$715,136	GNMA, 4.880%, 6/20/2061(c)	$717,328
403,837	GNMA, 4.905%, 1/20/2062(c)	416,153
162,892	GNMA, 5.140%, 5/20/2060(c)	164,816
23,365	GNMA, 5.166%, 2/20/2062(c)	23,737
6,742	GNMA, 5.171%, 9/20/2063(c)	6,852
187,354	GNMA, 5.240%, 5/20/2060(c)	189,714
109,319	GNMA, 5.309%, 7/20/2060(c)	110,991
555	GNMA, 5.394%, 3/20/2064(c)	578
849	GNMA, 5.416%, 6/20/2062(c)	880
1,859	GNMA, 5.417%, 12/20/2061(c)	1,925
1,225	GNMA, 5.448%, 11/20/2063(c)	1,264
23,248	GNMA, 5.460%, with various maturities in 2059(c)(i)	24,134
890	GNMA, 5.470%, with various maturities in 2059(c)(i)	901
120,225	GNMA, 5.472%, 5/20/2060(c)	122,082
9,601	GNMA, 5.500%, with various maturities from 2058 to 2059(c)(i)	9,948
79,844	GNMA, 5.509%, 3/20/2060(c)	80,813
6,402	GNMA, 5.585%, 11/20/2059(c)	6,986
142,300	GNMA, 5.605%, 2/20/2060(c)	144,794
60,466	GNMA, 5.643%, 12/20/2059(c)	61,384
552	GNMA, 5.668%, 9/20/2059(c)	585
11,685	GNMA, 5.701%, 6/20/2059(c)	12,123
1,062	GNMA, 5.717%, 6/20/2061(c)	1,106
191	GNMA, 5.719%, 10/20/2059(c)	211
201,444	GNMA, 6.500%, 5/20/2061(c)	201,911

		457,630,603

	Non-Agency Commercial Mortgage-Backed Securities – 8.1%
5,595,000	COMM Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,634,070

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	$2,342,965
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(c)	2,668,334
1,096,388	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,097,361
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	2,699,506
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,231,298
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,328,469
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,553,486
2,605,000	Commercial Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	2,578,570
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,074,290
3,015,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 5.073%, 10/15/2034, 144A(b)	3,019,722
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.550%, 12/10/2027, 144A(a)(c)	5,174,558
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(a)(c)	5,596,691
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,677,673
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,016,809
636,474	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047(a)	638,992
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,452,068
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1-month LIBOR + 0.900%, 2.973%, 10/15/2029, 144A(a)(b)	6,467,029
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	1,644,256
3,025,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1-month LIBOR + 4.500%, 6.573%, 7/15/2036, 144A(b)	3,051,568
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,704,574
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(a)	3,423,474
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.666%, 6/15/2044, 144A(c)	982,619
2,710,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035, 144A(c)	2,656,741
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(c)	3,318,767
1,931,712	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.293%, 11/15/2027, 144A(a)(b)	1,932,575
6,500,000	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class B, 1-month LIBOR + 1.650%, 3.723%, 11/15/2027, 144A(a)(b)	6,477,527

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	$4,006,957
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,483,861
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,678,415
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	4,684,080

		92,297,305

	Total Bonds and Notes (Identified Cost $1,407,884,577)	1,354,838,794

Loan Participations – 0.4%
	ABS Other – 0.4%
5,200,100	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037(e)	5,166,137

	Total Loan Participations (Identified Cost $5,167,454)	5,166,137

Short-Term Investments – 3.5%
14,000,000	Federal Home Loan Bank Discount Notes, 1.710%, 9/11/2018(k)	13,946,436
16,962,955	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $16,964,510 on 7/02/2018 collateralized by $17,555,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $17,302,893 including accrued interest (l)	16,962,955
9,000,000	U.S. Treasury Bills, 1.990%, 11/15/2018(k)	8,931,915

	Total Short-Term Investments (Identified Cost $39,847,414)	39,841,306

Description	Value (†)
Total Investments – 122.7% (Identified Cost $1,452,899,445)	$1,399,846,237
Other assets less liabilities – (22.7)%	(259,058,550)

Net Assets – 100.0%	$1,140,787,687

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2018, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,418,680	0.2%	$11,955,637	1.0%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(d)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $11,955,637 or 1.0% of net assets.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.

(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $2,418,680 or 0.2% of net assets.
(h)	Illiquid security.
(i)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $301,152,941 or 26.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/19/2018	119	$14,332,299	$14,302,312	$(29,987)
30 Year U.S. Treasury Bond	9/19/2018	247	35,711,726	35,815,000	103,274
Ultra 10 Year U.S. Treasury Note	9/19/2018	322	41,307,203	41,291,469	(15,734)

Total					$57,553

At June 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/28/2018	132	$28,035,320	$27,961,313	$74,007
5 Year U.S. Treasury Note	9/28/2018	756	86,188,478	85,894,594	293,884

Total					$367,891

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$42,664,659	$4,402,869	(a)	$47,067,528
ABS Other	—	84,638,975	1,840,920	(b)	86,479,895
ABS Student Loan	—	32,018,332	8,553,433	(c)	40,571,765
Agency Commercial Mortgage-Backed Securities	—	136,637,198	272,814	(c)	136,910,012
Collateralized Mortgage Obligations	—	313,324,687	12,649,384	(d)	325,974,071
All Other Bonds and Notes*	—	717,835,523	—		717,835,523

Total Bonds and Notes	—	1,327,119,374	27,719,420		1,354,838,794

Loan Participations*	—	—	5,166,137	(b)	5,166,137
Short-Term Investments	—	39,841,306	—		39,841,306

Futures Contracts (unrealized appreciation)	471,165	—	—		471,165

Total	$471,165	$1,366,960,680	$32,885,557		$1,400,317,402

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(45,721)	$—	$—		$(45,721)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)

Valued using broker-dealer bid prices ($2,210,804) or fair valued by the Fund’s adviser ($242,065) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobervable to the Fund ($1,950,000).

(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices ($11,712,059) or fair valued by the Fund’s adviser ($937,325).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments still Held at June 30, 2018
Bonds and Notes
ABS Home Equity	$4,080,929	$—	$74,282	$(73,237)	$4,160,800	$(249,480)	$405,139	$(3,995,564)	$4,402,869	$(75,198)
ABS Other	—	—	—	922	1,839,998	—	—	—	1,840,920	922
ABS Student Loan	9,471,210	—	814	409	—	(919,000)	—	—	8,553,433	856
Agency Commercial Mortgage-Backed Securities	391,235	—	(144,219)	25,798	—	—	—	—	272,814	25,798
Collateralized Mortgage Obligations	14,842,724	—	(1,172,578)	(520,807)	4,196,970	(756,955)	1,056,905	(4,996,875)	12,649,384	(520,807)
Loan Participations
ABS Other	—	594	2,101	(1,316)	5,497,525	(332,767)	—	—	5,166,137	(1,316)

Total	$28,786,098	$594	$(1,239,600)	$(568,231)	$15,695,293	$(2,258,202)	$1,462,044	$(8,992,439)	$32,885,557	$(569,745)

Debt securities valued at $405,139 were transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $3,995,564 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $1,056,905 were transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $4,996,875 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2018, the Fund used futures contracts to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of June 30, 2018:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded asset derivatives
Interest rate contracts	$471,165

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives
Interest rate contracts	$(45,721)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$885,000	$885,000

Industry Summary at June 30, 2018 (Unaudited)

Mortgage Related	40.1%
Collateralized Mortgage Obligations	28.6
ABS Car Loan	12.1
Agency Commercial Mortgage-Backed Securities	12.0
Non-Agency Commercial Mortgage-Backed Securities	8.1
ABS Other	8.0
ABS Home Equity	4.1
ABS Student Loan	3.6
Other Investments, less than 2% each	2.6
Short-Term Investments	3.5

Total Investments	122.7
Other assets less liabilities (including futures contracts)	(22.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Aerospace & Defense – 1.5%
255,946	Aerojet Rocketdyne Holdings, Inc.(a)	$7,547,848
123,267	BWX Technologies, Inc.	7,681,999

		15,229,847

	Auto Components – 1.7%
205,774	Cooper Tire & Rubber Co.	5,411,856
95,349	Fox Factory Holding Corp.(a)	4,438,496
75,759	LCI Industries	6,829,674

		16,680,026

	Banks – 17.3%
266,641	BancorpSouth Bank	8,785,821
108,444	Bank of the Ozarks, Inc.	4,884,318
207,013	Bryn Mawr Bank Corp.	9,584,702
93,559	Carolina Financial Corp.	4,015,552
230,414	Cathay General Bancorp	9,329,463
295,898	CenterState Bank Corp.	8,823,678
176,008	Chemical Financial Corp.	9,798,365
400,581	CVB Financial Corp.	8,981,026
309,152	First Financial Bancorp	9,475,509
113,874	First Financial Bankshares, Inc.	5,796,187
364,502	Home BancShares, Inc.	8,223,165
111,663	IBERIABANK Corp.	8,464,055
181,590	PacWest Bancorp	8,974,178
120,553	Pinnacle Financial Partners, Inc.	7,395,927
230,444	Popular, Inc.	10,418,373
140,579	Prosperity Bancshares, Inc.	9,609,980
53,627	Signature Bank(a)	6,857,821
100,726	Texas Capital Bancshares, Inc.(a)	9,216,429
266,023	Triumph Bancorp, Inc.(a)	10,840,437
127,878	Wintrust Financial Corp.	11,131,780

		170,606,766

	Beverages – 0.8%
498,104	Cott Corp.	8,243,621

	Building Products – 1.3%
120,321	Armstrong World Industries, Inc.(a)	7,604,287
77,074	Masonite International Corp.(a)	5,537,767

		13,142,054

	Capital Markets – 1.3%
296,153	Donnelley Financial Solutions, Inc.(a)	5,144,178
147,790	Stifel Financial Corp.	7,722,027

		12,866,205

	Chemicals – 4.2%
269,946	AdvanSix, Inc.(a)	9,888,122
70,384	Ashland Global Holdings, Inc.	5,502,621

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
93,480	Cabot Corp.	$5,774,259
87,316	Ingevity Corp.(a)	7,060,372
95,297	Minerals Technologies, Inc.	7,180,629
83,057	WR Grace & Co.	6,088,909

		41,494,912

	Commercial Services & Supplies – 3.5%
99,429	Clean Harbors, Inc.(a)	5,523,281
225,457	KAR Auction Services, Inc.	12,355,044
232,661	Kimball International, Inc.	3,759,802
190,190	LSC Communications, Inc.	2,978,375
183,580	Viad Corp.	9,959,215

		34,575,717

	Communications Equipment – 0.9%
279,340	Digi International, Inc.(a)	3,687,288
518,099	Viavi Solutions, Inc.(a)	5,305,334

		8,992,622

	Construction & Engineering – 0.3%
77,601	MYR Group, Inc.(a)	2,751,731

	Construction Materials – 0.2%
43,734	U.S. Concrete, Inc.(a)	2,296,035

	Consumer Finance – 0.8%
195,823	PRA Group, Inc.(a)	7,548,977

	Distributors – 0.2%
101,008	Core-Mark Holding Co., Inc.	2,292,882

	Diversified Consumer Services – 1.4%
154,140	Adtalem Global Education, Inc.(a)	7,414,134
103,495	ServiceMaster Global Holdings, Inc.(a)	6,154,848

		13,568,982

	Diversified Financial Services – 0.4%
190,922	Cannae Holdings, Inc.(a)	3,541,603

	Electric Utilities – 1.3%
164,450	ALLETE, Inc.	12,730,074

	Electrical Equipment – 0.7%
228,520	TPI Composites, Inc.(a)	6,681,925

	Electronic Equipment, Instruments & Components – 4.5%
97,683	Belden, Inc.	5,970,385
130,013	II-VI, Inc.(a)	5,649,065
84,684	Kimball Electronics, Inc.(a)	1,549,717
74,058	Littelfuse, Inc.	16,898,554
131,419	Methode Electronics, Inc.	5,296,186
46,883	Rogers Corp.(a)	5,225,579

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – continued
181,363	Vishay Intertechnology, Inc.	$4,207,622

		44,797,108

	Energy Equipment & Services – 2.8%
177,468	Apergy Corp.(a)	7,409,289
280,567	C&J Energy Services, Inc.(a)	6,621,381
189,817	Natural Gas Services Group, Inc.(a)	4,479,681
326,184	RPC, Inc.	4,752,501
178,084	U.S. Silica Holdings, Inc.	4,574,978

		27,837,830

	Food Products – 3.0%
161,073	Darling Ingredients, Inc.(a)	3,202,131
50,327	J&J Snack Foods Corp.	7,673,358
419,185	Nomad Foods Ltd.(a)	8,044,160
76,267	Post Holdings, Inc.(a)	6,560,488
523,103	SunOpta, Inc.(a)	4,394,065

		29,874,202

	Health Care Equipment & Supplies – 2.7%
162,663	Avanos Medical, Inc.(a)	9,312,457
119,867	Quidel Corp.(a)	7,971,156
247,116	Varex Imaging Corp.(a)	9,165,532

		26,449,145

	Health Care Providers & Services – 0.7%
122,581	AMN Healthcare Services, Inc.(a)	7,183,247

	Hotels, Restaurants & Leisure – 2.7%
411,549	BBX Capital Corp.	3,716,287
39,107	Churchill Downs, Inc.	11,595,226
17,148	Cracker Barrel Old Country Store, Inc.	2,678,689
79,269	Marriott Vacations Worldwide Corp.	8,954,226

		26,944,428

	Household Durables – 0.6%
61,399	Helen of Troy Ltd.(a)	6,044,732

	Household Products – 0.6%
458,222	HRG Group, Inc.(a)	5,998,126

	Industrial Conglomerates – 0.7%
188,386	Raven Industries, Inc.	7,243,442

	Insurance – 3.2%
238,505	Employers Holdings, Inc.	9,587,901
120,809	First American Financial Corp.	6,248,242
127,922	ProAssurance Corp.	4,534,835
64,717	Reinsurance Group of America, Inc.	8,638,425
64,948	Stewart Information Services Corp.	2,797,310

		31,806,713

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 0.5%
34,743	IAC/InterActiveCorp(a)	$5,297,960
	IT Services – 4.1%
582,901	Conduent, Inc.(a)	10,591,311
93,053	CSG Systems International, Inc.	3,803,076
117,102	Euronet Worldwide, Inc.(a)	9,809,635
292,964	Perspecta, Inc.	6,020,410
54,566	WEX, Inc.(a)	10,393,732

		40,618,164

	Life Sciences Tools & Services – 0.7%
133,497	Cambrex Corp.(a)	6,981,893

	Machinery – 6.0%
51,326	Alamo Group, Inc.	4,637,817
38,723	Albany International Corp., Class A	2,329,188
90,570	Altra Industrial Motion Corp.	3,903,567
199,235	Columbus McKinnon Corp.	8,638,830
96,109	EnPro Industries, Inc.	6,722,825
296,839	Evoqua Water Technologies Corp.(a)	6,085,200
79,195	John Bean Technologies Corp.	7,040,435
43,516	RBC Bearings, Inc.(a)	5,605,296
81,278	Standex International Corp.	8,306,612
46,556	WABCO Holdings, Inc.(a)	5,447,983

		58,717,753

	Marine – 0.5%
55,258	Kirby Corp.(a)	4,619,569

	Media – 2.6%
128,493	Emerald Expositions Events, Inc.	2,646,956
188,976	GCI Liberty, Inc., Class A(a)	8,519,038
528,510	Gray Television, Inc.(a)	8,350,458
97,470	John Wiley & Sons, Inc., Class A	6,082,128

		25,598,580

	Metals & Mining – 0.4%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d)	—
111,780	Haynes International, Inc.	4,106,797

		4,106,797

	Multi-Utilities – 0.8%
134,804	NorthWestern Corp.	7,717,529

	Multiline Retail – 0.3%
73,052	Big Lots, Inc.	3,052,113

	Oil, Gas & Consumable Fuels – 2.3%
41,450	Arch Coal, Inc., Class A	3,250,923
332,301	Gulfport Energy Corp.(a)	4,177,024
540,026	QEP Resources, Inc.(a)	6,620,719

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
738,966	SRC Energy, Inc.(a)	$8,143,405
		22,192,071
	Pharmaceuticals – 1.4%
171,718	Catalent, Inc.(a)	7,193,267
182,636	Prestige Brands Holdings, Inc.(a)	7,009,570

		14,202,837

	Professional Services – 2.4%
120,723	Insperity, Inc.	11,498,866
201,536	Korn/Ferry International	12,481,124

		23,979,990

	REITs - Apartments – 0.5%
123,273	American Campus Communities, Inc.	5,285,946

	REITs - Diversified – 0.4%
150,675	CorePoint Lodging, Inc.(a)	3,902,482

	REITs - Health Care – 0.4%
168,558	Sabra Health Care REIT, Inc.	3,662,765

	REITs - Hotels – 0.4%
197,797	Hersha Hospitality Trust	4,242,746

	REITs - Mortgage – 0.6%
571,570	iStar, Inc.(a)	6,167,240

	REITs - Office Property – 0.7%
190,298	JBG SMITH Properties	6,940,168

	REITs - Shopping Centers – 1.1%
556,780	Retail Opportunity Investments Corp.	10,667,905

	REITs - Single Tenant – 0.5%
107,615	National Retail Properties, Inc.	4,730,755

	REITs - Storage – 1.0%
312,934	CubeSmart	10,082,733

	REITs - Warehouse/Industrials – 1.3%
115,794	CyrusOne, Inc.	6,757,738
175,985	Rexford Industrial Realty, Inc.	5,524,169

		12,281,907

	Road & Rail – 1.7%
90,297	Genesee & Wyoming, Inc., Class A(a)	7,342,952
60,298	Old Dominion Freight Line, Inc.	8,981,990

		16,324,942

	Semiconductors & Semiconductor Equipment – 2.9%
82,498	Advanced Energy Industries, Inc.(a)	4,792,309
129,077	Mellanox Technologies Ltd.(a)	10,881,191
132,532	Semtech Corp.(a)	6,235,630

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
61,077	Teradyne, Inc.	$2,325,201
255,451	Ultra Clean Holdings, Inc.(a)	4,240,487

		28,474,818

	Software – 1.8%
115,902	CommVault Systems, Inc.(a)	7,632,147
364,975	TiVo Corp.	4,908,914
116,593	Verint Systems, Inc.(a)	5,170,899

		17,711,960

	Specialty Retail – 1.1%
91,538	Aaron’s, Inc.	3,977,326
53,284	Genesco, Inc.(a)	2,115,375
318,221	Sally Beauty Holdings, Inc.(a)	5,101,083

		11,193,784

	Technology Hardware, Storage & Peripherals – 0.4%
143,486	Cray, Inc.(a)	3,529,756

	Thrifts & Mortgage Finance – 2.0%
72,343	Federal Agricultural Mortgage Corp., Class C	6,473,252
55,637	Meta Financial Group, Inc.	5,419,044
251,288	OceanFirst Financial Corp.	7,528,588

		19,420,884

	Total Common Stocks (Identified Cost $651,145,268)	969,128,999

Closed-End Investment Companies – 0.3%
212,488	Hercules Capital, Inc. (Identified Cost $2,911,138)	2,687,973

Principal Amount
Short-Term Investments – 1.6%
$15,851,359	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $15,852,812 on 7/02/2018 collateralized by $16,630,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $16,168,750 including accrued interest(e) (Identified Cost $15,851,359)	15,851,359

Description	Value (†)
Total Investments – 100.0% (Identified Cost $669,907,765)	$987,668,331
Other assets less liabilities – (0.0)%	(447,466)

Net Assets – 100.0%	$987,220,865

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of this security amounted to $0 or 0.0% of net assets.
(c)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0. At June 30, 2018, the value of this security amounted to $0.
(d)	Illiquid security.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$969,128,999	$—	$—	$969,128,999
Closed-End Investment Companies	2,687,973	—	—	2,687,973
Short-Term Investments	—	15,851,359	—	15,851,359

Total	$971,816,972	$15,851,359	$—	$987,668,331

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2018 (Unaudited)

Banks	17.3%
Machinery	6.0
Electronic Equipment, Instruments & Components	4.5
Chemicals	4.2
IT Services	4.1
Commercial Services & Supplies	3.5
Insurance	3.2
Food Products	3.0
Semiconductors & Semiconductor Equipment	2.9
Energy Equipment & Services	2.8
Hotels, Restaurants & Leisure	2.7
Health Care Equipment & Supplies	2.7
Media	2.6
Professional Services	2.4
Oil, Gas & Consumable Fuels	2.3
Thrifts & Mortgage Finance	2.0
Other Investments, less than 2% each	32.2
Short-Term Investments	1.6

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2018